                               THE QUAKER(R)FUNDS

                              309 TECHNOLOGY DRIVE
                           MALVERN, PENNSYLVANIA 19355
                                 (800) 222-8888

                       STATEMENT OF ADDITIONAL INFORMATION

                                October 27, 2006
                         (as amended November 21, 2006)

This  Statement of  Additional  Information  pertains to the funds listed below, each of which is a separate series of Quaker Investment Trust (the "Trust"),  an open-end investment  management  company.  Each series of the Trust represents a separate portfolio of securities (each a "Fund" and collectively, the "Funds").

                          Quaker Strategic Growth Fund

                             Quaker Core Equity Fund

                          Quaker Small-Cap Growth Fund

                        Quaker Capital Opportunities Fund

                      Quaker Biotech Pharma-Healthcare Fund

                            Quaker Mid-Cap Value Fund

                           Quaker Small-Cap Value Fund

                             Quaker Core Value Fund
                    (formerly Geewax Terker Core Value Fund)

     This Statement of Additional  Information,  which should be kept for future reference,  is not a  prospectus.  It  should  be read in  conjunction  with the
Prospectus of the Funds, dated October 27, 2006 ("Prospectus").  The Funds' 2006
Annual Report to  Shareholders is incorporated by reference in this Statement of
Additional Information.

     You may obtain a copy of the Prospectus, the Annual Report to Shareholders, the  Semi-Annual  Report to  Shareholders  free of charge  and make  shareholder inquiries by writing to Quaker  Investment  Trust, c/o US Bancorp Fund Services,
LLC, P. O. Box 701, Milwaukee, WI 53201-0701, or by calling 1-800-220-8888.

INVESTMENTS  IN THE FUNDS ARE NOT DEPOSITS OR  OBLIGATIONS  OF, OR GUARANTEED OR
ENDORSED  BY, ANY BANK,  AND ARE NOT  FEDERALLY  INSURED BY THE FEDERAL  DEPOSIT
INSURANCE  CORPORATION,   THE  FEDERAL  RESERVE  BOARD,  OR  ANY  OTHER  AGENCY.
INVESTMENTS IN THE FUNDS INVOLVE  INVESTMENT RISKS,  INCLUDING THE POSSIBLE LOSS
OF PRINCIPAL.

Investment Company Act No.
811-06260

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                                TABLE OF CONTENTS
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INVESTMENT OBJECTIVES AND STRATEGIES...........................................1
Investment Policies

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EXHIBITS
Proxy Voting Policies of Adviser/Sub-Advisers

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                      INVESTMENT OBJECTIVES AND STRATEGIES
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The  investment  objective  and  strategies  of each Fund are  described  in the
Prospectus  under the "Risk and  Return  Summary"  heading.  Set forth  below is additional information with respect to the investment policies of each Fund.

INVESTMENT POLICIES

In addition to the primary  investment  securities in which each Fund invests as set forth in the Prospectus,  each Fund may also invest in the following, to the extent that such investments do not violate an investment  restriction described in the Prospectus or this Statement of Additional Information:

     U.S. Government Securities. U.S. Government Treasury Bills, Treasury Notes,
and Treasury Bonds ("U.S.  Government Securities") are direct obligations of the
U.S. Government. As such, these instruments are generally considered to have the highest credit standing.  Securities  backed by the full faith and credit of the
United  States  Government  (direct  obligations)  carry  minimal  credit  risk;
shareholders are generally exposed only to interest rate risk.

     Municipal Obligations.  The term "Municipal Obligations" generally includes debt obligations issued to obtain funds for various public purposes,  including, but not limited to, the  construction of a wide range of public  facilities such
as  airports,   bridges,  highways,  housing,  hospitals,  mass  transportation, schools,  streets and water and sewer  works.  Other  public  purposes for which
Municipal Obligations may be issued include refunding  outstanding  obligations, obtaining funds for general  operating  expenses and lending such funds to other public  institutions  and facilities.  In addition,  certain types of industrial development  bonds are  issued by or on behalf of public  authorities  to obtain funds to provide  for the  construction,  equipment,  repair or  improvement  of privately operated housing  facilities,  sports facilities,  convention or trade show facilities,  airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal; the interest paid on such  obligations  may be exempt from federal income tax,  although  current tax laws place substantial  limitations on the size of such issues. Such obligations are  considered  to be  Municipal  Obligations  if  the  interest  paid  thereon qualifies  as exempt from  federal  income tax in the opinion of bond counsel to the  issuer.  There are, of course,  variations  in the  security  of  Municipal
Obligations,    both   within   a   particular    classification   and   between
classifications.

     For the  purpose of  diversification  under the  Investment  Company Act of
1940, as amended (the "1940 Act"), the identification of the issuer of Municipal
Obligations depends on the terms and conditions of the security. When the assets and  revenues  of an  agency,  authority,  instrumentality  or  other  political subdivision  are separate from those of the government  creating the subdivision and the security is backed only by the assets and  revenues of the  subdivision, such subdivision would be deemed to be the sole issuer.  Similarly,  in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental  user, then such non-governmental user would be deemed  to be the sole  issuer.  If,  however,  in  either  case,  the  creating government or some other entity guarantees a security,  such a guaranty would be considered  a  separate  security  and  will  be  treated  as an  issue  of such government or other entity.

     Municipal lease  obligations do not constitute  general  obligations of the municipality, but are ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation.  However, certain lease obligations  contain  "non-appropriation"  clauses,  which provide that the  municipality  has no obligation  to make special risks not  ordinarily associated  with  Municipal  Obligations.  Although  lease  obligations  do  not constitute general  obligations of the municipality for which the municipality's taxing  power  is  pledged,  a lease  obligation  ordinarily  is  backed  by the municipality's  covenant to budget for,  appropriate  and make the  payments due
under  the  lease  obligation.   However,   certain  lease  obligations  contain
"non-appropriation"   clauses,  which  provide  that  the  municipality  has  no obligation to make lease or installment purchase payments in future years unless
money  is   appropriated   for  such  purpose  on  a  yearly   basis.   Although
"non-appropriation"  lease  obligations  are  secured  by the  leased  property, disposition of the property in the event of foreclosure  might prove  difficult.
The staff of the Securities and Exchange  Commission ("SEC") currently considers certain  lease  obligations  to be illiquid.  See "Illiquid  Investments"  for a description of the Trust's policies in this regard.

     U.S.  Government Agency Securities.  U.S.  Government Agency Securities are
securities issued by  instrumentalities  of the U.S.  Government.  Some of these securities are direct obligations of the U.S. Government, but those that are not still enjoy a very high degree of credit safety.

     Repurchase  Agreements.   In  a  Repurchase  Agreement,  a  Fund  purchases
securities  subject to the seller's  simultaneous  agreement to repurchase those securities  from the Fund at a specified  time (usually one day) and price.  The repurchase  price  reflects  an  agreed-upon  interest  rate  during the time of investment.  All  Repurchase  Agreements  entered  into  by  any  Fund  must  be collateralized  by  qualifying  securities,  the market values of which equal or exceed 102% of the principal  amount of the money  invested by the Fund, and the
Fund may only enter into  Repurchase  Agreements  with U.S.  banks or qualifying broker/dealers,  provided that the Fund's custodian always has possession of the securities  serving as collateral  for the  Repurchase  Agreements or has proper evidence of book entry receipt of said securities.

     When-Issued  Securities and  Delayed-Delivery  Transactions.  The Funds may
purchase  securities on a when-issued basis, and may purchase or sell securities for delayed-delivery.  These transactions occur when securities are purchased or sold by a Fund with  payment and  delivery  taking  place at some future date. A
Fund may enter into such transactions when, in the investment adviser's opinion, doing so may secure an  advantageous  yield  and/or price to the Fund that might otherwise  be  unavailable.  None of the Funds is limited on the  percentage  of assets it may commit to such transactions, but to minimize the risks of entering into these transactions,  any Fund committing to such transactions will maintain a segregated account with its custodian consisting of cash, cash equivalents, or
U.S.  Government  securities,  in an amount equal to the  aggregate  fair market value of its commitments to such transactions.

     Equity Securities. To the extent that such purchases do not conflict with a
Fund's principal investment objective(s),  the Funds may invest in common stock, convertible  preferred stock,  straight  preferred stock, and convertible bonds.
Each Fund may also  invest up to 5% of its net assets in  warrants  or rights to acquire  equity  securities  (other than those  acquired in units or attached to other  securities).  Stocks held in the  portfolio  of a Fund will  generally be traded on either the New York Stock  Exchange,  American  Stock  Exchange or the
NASDAQ over-the-counter market.

     Short-Term  Investments.  The Funds also will normally hold money market or repurchase agreement  instruments for funds awaiting  investment,  to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions and to provide for Fund operating expenses. As a temporary defensive measure, each Fund may invest up to 100% of its total assets in investment grade bonds,  U.S.  Government  Securities,  Repurchase  Agreements,  or money  market instruments.  When a Fund invests its assets in such  securities  as a temporary defensive measure, it will not be pursuing its stated investment objective.

     Options.  The  Funds  may  invest  in  options  on  equity  securities  and
securities  indices,  and  options  on  futures  contacts.   The  primary  risks
associated  with these  investments  are; (1) the risk that a position cannot be easily closed out due to the lack of a liquid secondary market, and (2) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security. Further,  over-the-counter options can be less
liquid  than  exchange-traded  options.   Accordingly,   the  Funds  will  treat
over-the-counter  options as illiquid securities.  Investing in options involves specialized skills and techniques  different from those associated with ordinary portfolio  transactions.  The Funds may invest not more than 10% of their  total assets in options  transactions.  Options may be purchased for hedging purposes, or to provide a viable  substitute for direct  investment in, and/or short sales of, specific equity securities.  The Funds may write (sell) stock or stock index options  only for hedging  purposes or to close out  positions in stock or stock index  options  that the Fund has  purchased.  The Funds may only  write  (sell)
"covered" options.

     Futures  Contracts  and  Related  Options.  To  hedge  against  changes  in securities  prices or interest  rates,  the Funds may  purchase and sell various kinds of futures contracts,  and purchase and write call and put options on such futures  contracts.  Permissible  futures  contracts  investments are limited to futures  on  various  equity  securities  and other  financial  instruments  and indices.  The Fund will engage in futures and related options  transactions  for bona-fide hedging or other  non-hedging  purposes as permitted by regulations of the Commodity Futures Trading Commission.

     The Funds may only  purchase  or sell  non-hedging  futures  contracts,  or purchase or sell related  non-hedging  options,  except for closing  purchase or sale  transactions,  if immediately  thereafter the sum of the amount of initial
margin  deposits  on  the  Fund's  existing   non-hedging  futures  and  related
non-hedging  options  positions,  and the amount of premiums  paid for  existing non-hedging  options on futures  (net of the  amount the  positions  are "in the money")  does not exceed 5% of the  market  value of the  Fund's  total  assets.
Otherwise,  the Fund may invest up to 10% of its total assets in initial margins and premiums on futures and related options.

     Money  Market  Instruments.  Money  market  instruments  mature in thirteen months or less from the date of purchase and include U.S. Government Securities, corporate debt  securities,  bankers  acceptances and certificates of deposit of domestic  branches of U.S. banks,  and commercial  paper rated in one of the two highest rating categories by any of the nationally recognized statistical rating organizations or if not rated, of equivalent quality in the investment adviser's opinion.  Money market  instruments  may be purchased  for  temporary  defensive purposes,  to accumulate cash for anticipated  purchases of portfolio securities and to provide for shareholder  redemptions and operating  expenses of the Fund.
For temporary  defensive  purposes,  a investment  adviser may, when it believes that  unusually  volatile or unstable  economic  and market  conditions  exists, depart from the Fund's normal  investment  approach and invest up to 100% of the net assets of the Fund in these instruments.

     Registered  Investment  Companies.  Each  Fund may  invest up to 10% of the value of its total assets in securities of other investment companies. The Funds may  invest  in any  type of  investment  company  consistent  with  the  Fund's investment objective and policies.  The Funds will not acquire securities of any one investment company if, immediately thereafter,  the Fund would own more than
3% of such company's total outstanding voting  securities,  securities issued by such company  would have an aggregate  value in excess of 5% of the Fund's total assets,  or securities  issued by such company and  securities  held by the Fund issued by other investment  companies would have an aggregate value in excess of
10% of the Fund's total assets, except that such restrictions shall not apply to investments in iShares Funds (as defined below). Notwithstanding the limitations described above, a Fund may purchase or redeem,  without  limitation,  shares of any affiliated or unaffiliated money market funds,  including unregistered money market  funds,  so long as the Fund does not pay a sales load or service  fee in connection  with the purchase,  sale or redemption or if such fees are paid, the
Fund's Adviser must waive its advisory fee in an amount  necessary to offset the amounts paid. Investments in unregistered money market funds also are subject to certain  other  limitations  as described in Rule 12d1-1 of the 1940 Act. To the extent the Funds invest in other investment  companies,  the shareholders of the
Funds would  indirectly pay a portion of the operating costs of those investment companies.

     Real  Estate  Securities.  The  Funds  may  invest  in  readily  marketable
interests  in  real  estate  investment  trusts  ("REITs").   REITs  are  pooled
investment  vehicles which invest primarily in  income-producing  real estate or real estate related loans or interests. REITs are generally classified as equity
REITs,  mortgage  REITs or a combination  of equity and mortgage  REITs.  Equity
REITs invest the majority of their assets  directly in real  property and derive income  primarily  from the  collection of rents.  Equity REITs can also realize capital gains by selling  properties  that have  appreciated in value.  Mortgage
REITs invest the majority of their  assets in real estate  mortgages  and derive income from the collection of interest  payments.  REITs are generally  publicly traded on the national stock  exchanges and in the  over-the-counter  market and have  varying  degrees of  liquidity.  Although the Funds are not limited in the amount  of these  types of  securities  they may  acquire,  it is not  presently expected  that  within  the next 12 months any Fund will have in excess of 5% of its total assets in real estate securities.

     You should be aware that  equity  REITs may be  affected  by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected  by the quality of any credit  extended  (which may also be affected by changes in the value of the  underlying  property)  and by  changes in  interest
rates.  REITs  are  dependent  upon  management   skills,   often  have  limited
diversification,  and are subject to the risks of financing projects.  REITs are subject to heavy cash flow dependency,  default by borrowers,  self-liquidation, and  the  possibilities  of  failing  to  qualify  for  exemption  from  tax for distributed  income  under the Internal  Revenue  Code of 1986,  as amended (the
"Internal  Revenue  Code") and failing to  maintain  their  exemptions  from the
Investment  Trust Act of 1988, as amended.  Certain REITs have relatively  small market  capitalizations,  which may result in less market  liquidity and greater price volatility of their securities.

     Illiquid  Investments.  Each Fund may invest up to 10% of its net assets in illiquid  securities.  Illiquid  securities  are  those  that may not be sold or
disposed  of  in  the  ordinary   course  of  business   within  seven  days  at

approximately  the price at which they are valued.  Under the supervision of the
Board of Trustees  and the  Adviser,  each  Fund's  sub-adviser  determines  the liquidity of that Fund's  investments.  Included within the category of illiquid securities are restricted securities, which cannot be sold to the public without registration  under the federal  securities  laws.  Unless  registered for sale, these  securities  can  only be sold in  privately  negotiated  transactions  or pursuant to an exemption from registration.

     Master-Feeder Option.  Notwithstanding its other investment policies,  each
Fund may seek to  achieve  its  investment  objective  by  investing  all of its investable net assets in another  investment  company having the same investment objective and  substantially  the same investment  policies and  restrictions as those  of the  Fund.  Although  such  an  investment  may be  made  in the  sole discretion of the Trustees,  the Fund's shareholders will be given 30 days prior notice  of any such  investment.  There is no  current  intent  to make  such an investment.

     iShares Funds. Each Fund may from time to time invest in the shares of each
iShares series of iShares Trust and iShares,  Inc.  (collectively,  the "iShares
Funds") in excess of the limitations of section  12(d)(1)(A) and (B) of the 1940
Act,  subject to (i) the conditions set forth in the exemptive order dated April
15, 2003,  issued by the SEC to iShares  Trust and iShares,  Inc.,  on behalf of each iShares Fund, and (ii) the  representations  and obligations  outlined in a certain Participation  Agreement entered into, by and among the Trust, on behalf of each Fund,  iShares Trust and iShares,  Inc. iShares Trust and iShares,  Inc.
are registered investment companies,  and shares of iShares Funds are listed and traded at market prices on national securities  exchanges,  such as the American
Stock Exchange and the New York Stock Exchange.  Market prices of iShares Funds'
shares may be different from their net asset value per share.  Each iShares Fund is an "index fund" that seeks  investment  results that correspond  generally to the price and yield  performance,  before  fees and  expenses,  of a  particular index.

OTHER PERMISSIBLE INVESTMENTS

For Quaker Strategic Growth Fund, Quaker Capital  Opportunities  Fund and Quaker
Biotech Pharma-Healthcare Fund:

     Special Situations. Each Fund may invest in special situations from time to time. A special  situation arises when, in the opinion of Fund  management,  the securities  of a company will,  within a reasonably  estimated  time period,  be accorded  market  recognition  at an  appreciated  value  solely  by reason of a development  particularly or uniquely  applicable to that company and regardless of general  business  conditions  or  movements  of the market as a whole.  Such developments  and  situations  include,  but are not limited  to:  liquidations,
reorganizations,    recapitalizations    or   mergers,    material   litigation,
technological breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations often involve much greater risk than is found in the normal course of  investing.  To minimize these risks, the Funds will not invest in special  situations  unless the target
company  has  at  least  three  years  of   continuous   operations   (including
predecessors),  or unless the aggregate value of such investments is not greater than 25% of the Fund's total net assets (valued at the time of investment).

     For each Fund:

     Foreign  Securities.  Foreign  securities  means any security the issuer of which is (i) the government of a foreign country or of any political subdivision of a foreign country or (ii) a corporation or other organization incorporated or organized under the laws of any foreign  country,  except an issuer of which (A)
more than 50% of the  outstanding  voting  securities  are held of record either directly  or  through  voting  trust  certificates  or  depositary  receipts  by residents of the United States, and (B) either (1) the majority of the executive officers or directors  of the issuer are U.S.  citizens or  residents,  (2) more than 50% of the  assets  of the  issuer  are  located  in the  U.S.,  or (3) the business  of  the  issuer  is  administered  principally  in  the  U.S.  Foreign
Securities include American Depository Receipts (ADRs).

     Each Fund may  invest up to 25% of its net  assets in  Foreign  Securities, except that the Quaker  Biotech  Pharma-Healthcare  Fund may invest up to 30% of its net assets in Foreign Securities.

INVESTMENT RESTRICTIONS

The Funds (except where noted) have adopted the following fundamental investment limitations,  which cannot be changed without  approval by holders of a majority of the outstanding voting securities of each Fund as defined in the 1940 Act. As provided  in the 1940  Act,  a vote of a  "majority  of the  outstanding  voting securities" of a Fund means the affirmative  vote of the lesser of (1) more than
50% of the  outstanding  shares of the Fund, or (2) 67% or more of the shares of the Fund present at a meeting, if more than 50% of the shares are represented at the meeting in person or by proxy. Except with respect to borrowing,  changes in values  of the  Fund's  assets  as a whole  will not  cause a  violation  of the following  investment  restrictions  so  long  as  percentage  restrictions  are observed by the Fund at the time it purchases any security.

     Fundamental Investment Restrictions.  As a matter of fundamental policy, no
     Fund is allowed to:

     (1) issue senior  securities,  borrow money,  or pledge its assets,  except that it may borrow from banks as a temporary  measure (a) for extraordinary or emergency  purposes,  in amounts not exceeding 5% of its total assets or
     (b) in order to meet redemption  requests,  in amounts not exceeding 15% of its total  assets;  the Fund  will not make any  investments  if  borrowing exceeds  5% of  its  total  assets  until  such  time  as  total  borrowing represents less than 5% of Fund assets;

     (2) invest for the purpose of  exercising  control or management of another issuer;

     (3) purchase or sell  commodities  or  commodities  contracts,  real estate
     (including limited partnership interests,  but excluding readily marketable securities secured by real estate or interests therein,  readily marketable interests in real estate investment trusts,  readily marketable  securities issued by  companies  that invest in real estate or interests  therein,  as described in the  Prospectus)  or interests in oil,  gas, or other  mineral exploration  or development  programs or leases  (although it may invest in readily  marketable  securities  of issuers  that invest in or sponsor such programs or leases);

     (4) underwrite  securities issued by others,  except to the extent that the disposition of portfolio securities, either directly from an issuer or from an underwriter for an issuer, may be deemed to be an underwriting under the federal securities laws;

     (5) make short sales of  securities  or maintain a short  position,  except short sales  "against  the box," and except that a Fund may engage in short sales of securities to the extent described in the Prospectus (a short sale is made by  selling  a  security  the Fund  does not own;  a short  sale is
     "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no  additional  cost  securities  identical to those sold short);

     (6)  participate  on a joint  or joint  and  several  basis in any  trading account in securities;

     (7) make loans of money or securities, except that the Funds may (i) invest in repurchase  agreements and commercial  paper; (ii) purchase a portion of
     an  issue  of  publicly   distributed  bonds,   debentures  or  other  debt
     securities;  and (iii) acquire private issues of debt securities subject to the limitations on investments in illiquid securities;

     (8) under normal  circumstances invest more than 25% of its total assets in the securities of companies  engaged in a single industry;  except that the
     Quaker Biotech  Pharma-Healthcare Fund will invest not less than 25% of its assets in stocks of biotechnology, healthcare and pharmaceutical companies, and except that the Quaker Capital  Opportunities Fund will invest not less than 25% of its assets in a single  market  sector.  The market  sectors in which the Quaker Capital  Opportunities  Fund invests will change from time to time,  but the Fund  will not at any time  invest  more  than 25% of its assets in a single  industry  within that market sector.  This  restriction does not limit a Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities,  (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) repurchase agreements collateralized by such obligations; and

     (9)  except  for  Quaker  Capital  Opportunities  Fund and  Quaker  Biotech
     Pharma-Healthcare  Fund, each Fund is a "diversified company" as defined in the 1940 Act.  This means that a Fund will not,  with respect to 75% of its total assets,  purchase  securities  of any issuer  (other than  securities issued or  guaranteed  by the U.S.  Government  or any of its  agencies  or instrumentalities),  if, as a result,  (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would  hold  more than 10% of the  outstanding  voting  securities  of that issuer.

     Non-Fundamental   Investment   Restrictions.   The   following   investment
limitations  are  not  fundamental,  and  may  be  changed  without  shareholder approval. As a matter of non-fundamental policy, each Fund is not allowed to:

     (1) invest more than 10% of its net assets in illiquid securities; for this purpose, illiquid securities include, among others (a) securities for which no readily  available  market  exists or which  have  legal or  contractual restrictions  on  resale,  (b) fixed  time  deposits  that are  subject  to withdrawal  penalties and have  maturities of more than seven days, and (c)
     repurchase agreements not terminable within seven days;

     (2) invest in the securities of any issuer if those officers or Trustees of the Trust and those  officers and directors of the  investment  adviser who individually own more than 1/2 of 1% of the outstanding  securities of such issuer together own more than 5% of such issuer's securities;

     (3)  purchase  any  securities  on margin  except in  connection  with such short-term  credits as may be necessary for the clearance of  transactions;
     and

     (4) invest in  warrants,  valued at the lower of cost or market,  exceeding more than 5% of the value of the Fund's net  assets;  included  within this amount,  but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American  Stock  Exchange;
     warrants  acquired by the Fund in units or attached  to  securities  may be deemed to be without value, unless otherwise permitted in the Prospectus or this Statement of Additional Information.

PORTFOLIO TURNOVER

Portfolio  turnover  rate is calculated by dividing the lesser of a Fund's sales or purchases of portfolio securities for the fiscal year (exclusive of purchases or sales of all securities  whose  maturities or expiration dates at the time of acquisition  were  one  year  or  less)  by the  monthly  average  value  of the securities  in a Fund's  portfolio  during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities  whose  maturities at the time of acquisition  were one year or less, were sold and either repurchased or replaced within one year.

     The Funds will generally purchase and sell securities without regard to the length of time the security has been held. Accordingly,  it can be expected that the rate of  portfolio  turnover  may be high.  For each Fund's last fiscal year ended June 30, 2006, portfolio turnover rates were:

----------------------------------------- --------------------------------------
Name of Fund                                   Portfolio Turnover Rate
----------------------------------------- --------------------------------------
Quaker Strategic Growth Fund                            185.71%
----------------------------------------- --------------------------------------
Quaker Core Equity Fund                                 139.04%
----------------------------------------- --------------------------------------
Quaker Small-Cap Growth Fund                            215.97%
----------------------------------------- --------------------------------------
Quaker Capital Opportunities Fund                       129.29%
----------------------------------------- --------------------------------------
Quaker Biotech Pharma-Healthcare Fund                   199.35%
----------------------------------------- --------------------------------------
Quaker Mid-Cap Value Fund                                82.01%
----------------------------------------- --------------------------------------
Quaker Small-Cap Value Fund                             129.64%
----------------------------------------- --------------------------------------
Quaker Core Value Fund                                  184.01%
----------------------------------------- --------------------------------------

     High  portfolio  turnover  in  any  year  involves  correspondingly  higher brokerage  commissions  and transaction  costs,  which are borne by the Fund and will reduce its  performance  and could result in the payment by shareholders of larger taxable income and taxable capital gains.  Distributions  to shareholders of such investment

gains,  to the  extent  they  consist  of  short-term  capital  gains,  will  be considered ordinary income for federal income tax purposes.

VALUATION OF INDIVIDUAL PORTFOLIO HOLDINGS

Securities  that are  listed on a  securities  exchange  are  valued at the last quoted  sales price at the time the  valuation  is made.  Price  information  on listed  securities  is taken from the  exchange  where the security is primarily traded by the Fund.  Securities that are listed on an exchange and which are not traded on the valuation date are valued at the mean of the bid and asked prices.
Unlisted securities for which market quotations are readily available are valued at the latest  quoted  sales  price,  if  available,  at the time of  valuation, otherwise,  at the latest  quoted bid price.  Temporary  cash  investments  with maturities  of 60  days  or  less  will  be  valued  at  amortized  cost,  which approximates  market  value.  Securities  for which no  current  quotations  are readily  available  are valued at fair value as  determined  in good faith using methods approved by the Board of Trustees of the Trust. Securities may be valued on the basis of  prices  provided  by a pricing  service  when such  prices  are believed  to reflect the fair market  value of such  securities.  Please see the
Prospectus for more details regarding fair valuation of securities.

     Fixed income  securities will ordinarily be traded on the  over-the-counter
market.  When  market  quotations  are  not  readily  available,   fixed  income
securities  may be valued  based on prices  provided by a pricing  service.  The
prices   provided  by  the  pricing   service  are  generally   determined  with
consideration  given to  institutional  bid and last sale  prices  and take into
account  securities  prices,  yields,   maturities,   call  features,   ratings,
institutional trading in similar groups of securities,  and developments related to specific  securities.  Such fixed income  securities may also be priced based upon a matrix system of pricing similar bonds and other fixed income securities.
Such matrix system may be based upon the considerations  described above used by other pricing  services and  information  obtained by the pricing agent from the investment  adviser and other  pricing  sources  deemed  relevant by the pricing agent.

--------------------------------------------------------------------------------
                        DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The  Board of  Trustees  has  adopted  policies  and  procedures  regarding  the disclosure of portfolio  holdings  information  to protect the interests of Fund shareholders  and to address  potential  conflicts of interest  that could arise between the  interests of Fund  shareholders  and the  interests of the Adviser, sub-advisers,  principal  underwriter,  administrator,  or any employees thereof
(collectively,  the "Fund  Representatives").  The Funds'  overall  policy  with respect to the  release of  portfolio  holdings is to release  such  information consistent with applicable  legal  requirements and the fiduciary duties owed to shareholders.  Subject to the limited exceptions described below, the Funds will not make  available  to anyone  non-public  information  with  respect  to their portfolio holdings,  until such time as the information is made available to all shareholders or the general public.

     These   policies  and   procedures   are  also   applicable   to  the  Fund
Representatives.  Pursuant to the policy, the Funds and the Fund Representatives are obligated to:

     o    Act  in  the  best  interests  of  Fund   shareholders  by  protecting
          non-public and potentially material portfolio holdings information;

     o    Ensure  that  portfolio  holdings  information  is not  provided  to a favored group of clients or potential clients; and

     o    Adopt such  safeguards  and controls  governing  the release of client information  so that  no  client  or  group  of  clients  is  unfairly disadvantaged as a result of such release.

     Any requests for  departures  from this policy from clients,  or from other third  parties,  must be  authorized  by the Chief  Compliance  Officer prior to disclosure.  In certain  jurisdictions it is prohibited by law to make available to some  shareholders  the  Funds'  underlying  portfolio  positions  unless all shareholders  receive  the  same  information.  Providing  such  information  to selected  recipients  could  assist a person or entity  in late  trading  of the
Funds' shares or allow them to engage in other  detrimental  trading  techniques such as front running or short selling of the portfolio securities in the Funds.

     There are general and other limited  exceptions to this prohibition.  Third parties that provide services to the Funds, such as trade execution  measurement and reporting systems, personal securities transaction monitoring, proxy voting, the Funds' custodian, administrator, accountants/auditors and executing brokers,
may  also  receive  or  have  access  to  nonpublic  Fund   portfolio   holdings
information.  These parties,  either by explicit agreement or by virtue of their duties, are required to maintain  confidentiality  and are required not to trade on such information.  In addition,  the Adviser, the sub-advisers and certain of their  personnel have access to the Funds'  portfolio  holdings in the course of providing  advisory services to the Funds. No Fund or affiliated entity receives compensation  or  other  consideration  by  virtue  of  disclosure  of a  Fund's portfolio holdings.

     Nonpublic  portfolio  information  may be disclosed to other third  parties provided  that  there  is a  legitimate  business  purpose  for  doing so and is approved by the Chief  Compliance  Officer and proper  undertakings are obtained with respect to confidentiality and limited scope of use of the information.

     The  Adviser's/sub-advisers'  compliance  staff conduct periodic reviews of compliance  with the policy and, as  appropriate,  the Funds'  Chief  Compliance
Officer  will report to the Board of Trustees  regarding  the  operation  of the policy,  any  material  changes  recommended  as a result of such review and any material  exceptions  that have been  granted  under the  policy,  including  an explanation  of the legitimate  business  purpose that was served as a result of any such exception.

     The Funds also disclose their complete  portfolio holdings quarterly to the
SEC using  Form N-Q  within 60 days of the first and third  quarter  ends of the
Funds'  fiscal year and on Form N-CSR on the second and fourth  quarter  ends of the Funds' fiscal year.  Form N-Q is not required to be mailed to  shareholders, but is made public through SEC electronic filings.  Shareholders  receive either complete portfolio holdings  information or summaries of Fund portfolio holdings with their annual and semi-annual reports. The Form N-Q is also available on the
Trust's website at www.quakerfunds.com.

--------------------------------------------------------------------------------
                             MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

BOARD OF TRUSTEES AND OFFICERS

The  business  of the  Funds is  supervised  by the Board of  Trustees,  who may exercise all powers not required by statute,  the Amended and Restated Agreement and  Declaration  of Trust (the  "Declaration  of Trust"),  or the By-laws to be exercised by the shareholders. The Trustees stand in the position of fiduciaries to the Funds and their  shareholders  and, as such, they have a duty of due care and loyalty.  The Trustees are responsible for managing the business and affairs of the Funds.

     When appropriate,  the Board of Trustees will consider  separately  matters relating to each Fund or to any class of shares of a Fund. The Board of Trustees elects the officers of the Trust and retains various companies to carry out Fund operations,  including the investment  advisers,  custodian,  administrator  and transfer agent.

     The following table provides information about the Trustees and officers of the Trust,  including each person's experience as a director or trustee of other funds as well as other recent professional experience.

Interested Trustees and Officers

------------------------------------------------------------------------------------------------------------------------

                                         Serving as an                                      Number of     Other
                        Position(s)      Officer or                                         Portfolios    Directorships
Name, Address           Held with the    Trustee of     Principal Occupation(s) During      Overseen by   Held by
and Age                 Trust            the Trust      Past 5 Years                        Trustee       Nominee(1)
------------------------------------------------------------------------------------------------------------------------

Jeffry H. King, Sr.(2), Chief Executive       Since    Chairman of Board of Directors and       9         None
(3)                     Officer,            Nov. 1996  Chief Executive Officer, Quaker
309 Technology Drive    Treasurer and                  Funds, Inc. (1996-present);
Malvern, PA 19355       Trustee                        Registered Representative, Citco
Age 63                                                 Mutual Fund Distributors, Inc.
                                                       (2006-present); Registered
                                                       Representative, Radnor Research &
                                                       Trading Company, LLC; (2005-2006);
                                                       Chairman and CEO, Quaker
                                                       Securities Inc. (1990-2005).
------------------------------------------------------------------------------------------------------------------------
Laurie Keyes(3), (4)    Secretary and         Since    Chief Financial Officer, Quaker          9         None
309 Technology Drive    Trustee             Nov. 1996  Funds, Inc. (1996-present).
Malvern, PA 19355
Age 56
------------------------------------------------------------------------------------------------------------------------
Timothy E. Richards     Chief Compliance      Since    General Counsel to Quaker Funds,        None       None
309 Technology Drive    Officer             March 2004 Inc. and CRA Fund Advisors, Inc.;
Malvern, PA 19355                                      Chief Compliance Officer for the
Age 41                                                 Quaker Investment Trust, The
                                                       Community Reinvestment Act
                                                       Qualified Investment Trust, and
                                                       Penn Street Funds, Inc.
------------------------------------------------------------------------------------------------------------------------

Independent Trustees
------------------------------------------------------------------------------------------------------------------------

David K. Downes         Chairman of the       Since    President, Chief Executive Officer       9         Internet
309 Technology Drive    Board, Trustee      Jan. 2004  and Director of CRA Fund Advisors                  Capital
Malvern, PA 19355                                      Inc. (2004-present); President,                    Group,
Age 66                                                 CRA Fund Advisers, Inc., an                        Inc. (a
                                                       investment management company                      technology
                                                       (2004-present); formerly, Chief                    management
                                                       Operating Officer and Chief                        company)
                                                       Financial Officer, Lincoln
                                                       National Investment Companies and                  (2003-present);
                                                       Delaware Investments, the                          GlaxoSmith
                                                       investment management subsidiary                   Kline
                                                       of Lincoln Financial Group                         Pension
                                                       (1992-2003); Chief Executive                       Board
                                                       Officer, Delaware Investments                      (2006-present);
                                                       Family of Funds, an investment                     Oppenheimer
                                                       management company (1997-2003).                    Funds
                                                                                                          (2005-present).
------------------------------------------------------------------------------------------------------------------------
Mark S. Singel          Trustee               Since    Director/Founder, The Winter Group       9         None
309 Technology Drive                        Feb. 2002  (2005-present); formerly, Managing
Malvern, PA 19355                                      Director, Public Affairs
Age 53                                                 Management (lobbying firm)
                                                       (2000-2004); Lieutenant Governor
                                                       and Acting Governor of
                                                       Pennsylvania (1987-2005).

------------------------------------------------------------------------------------------------------------------------
Ambassador Adrian A.    Trustee               Since    Director of Project on Democratic        9         None
Basora (ret.)                               Feb. 2002  Transitions, Foreign
309 Technology Drive                                   Policy Research Institute
Malvern, PA 19355                                      (2004-present); formerly,
Age 68                                                 President of Eisenhower
                                                       Fellowships (1996-2004).

------------------------------------------------------------------------------------------------------------------------
James R. Brinton        Trustee               Since    President, Robert J. McAllister          9         Penn
309 Technology Drive                        Feb. 2002  Agency, Inc. (a commercial                         Street
Malvern, PA 19355                                      insurance brokerage firm)                          Funds,
Age 52                                                 (1979-present).                                    Inc.
                                                                                                          ("PSFI")(5)
                                                                                                          (a
                                                                                                          registered
                                                                                                          investment
                                                                                                          management
                                                                                                          company)

                                                                                                          (2002-present).

------------------------------------------------------------------------------------------------------------------------
G. Michael Mara         Trustee               Since    President, Valley Forge Capital          9         None
309 Technology Drive                        Feb. 2002  Advisers (2002-present);
Malvern, PA 19335                                      President, Penn Street Funds, Inc.
Age 51                                                 (2001-2005); formerly, Managing
                                                       Director, Millennium Bank
                                                       (2000-2004); Principal, Vanguard
                                                       Fiduciary Trust Company
                                                       (1997-1999).
------------------------------------------------------------------------------------------------------------------------
Warren West             Trustee               Since    President and owner, Greentree           9         None
309 Technology Drive                        Nov. 2003  Brokerage Services, Inc.
Malvern, PA 19355                                      (1998-present)
Age 50
------------------------------------------------------------------------------------------------------------------------
Everett T. Keech        Trustee               Since    Chairman-Executive Committee,            9         Director,
309 Technology Drive                        Nov. 2005  Technology Development Corp.,                      Technology
Malvern, PA 19355                                      Norristown, PA, a technology                       Development
Age 66                  Interested            Nov.,    development and manufacturing firm                 Corp.;
                        Trustee, Vice       1996-Jan., (1997-present); President, Quaker                  Director,
                        Chairman of the        2005    Investment Trust (2002-2003);                      Advanced
                        Board, President,              Affiliated Faculty, University of                  Training
                        Treasurer                      Pennsylvania (1998-present).                       Systems
                                                                                                          International,
                        Trustee                Nov.                                                       Inc.;
                                            1996-Feb.,                                                    Director,
                                               2002                                                       Phoenix
                                                                                                          Data
                                                                                                          Systems,
                                                                                                          Inc.
------------------------------------------------------------------------------------------------------------------------

(1)  Directorship  of  companies  required  to  report  to  the  SEC  under  the
     Securities  Exchange Act of 1934,  as amended (the  "Exchange  Act") (i.e.,
     "public companies") and investment companies registered under the 1940 Act.

(2)  Mr.  King is  considered  to be an  "interested  person"  of the  Trust for purposes  of the 1940 Act because he is the Chief  Executive  Officer and a controlling  shareholder of Quaker Funds,  Inc., the investment  adviser to the Funds.  Mr. King previously  served as a director of PSFI from May 2002 until April 2003. Mr. Mara  currently  serves as an officer of PSFI and Mr.
     Brinton  currently serves on the Board of Directors of PSFI. The investment adviser of PSFI is Penn Street Investment Advisers,  Inc. and the principal distributor  of  PSFI  is  Citco  Mutual  Fund  Distributors,  Inc.,  which previously  served as the distributor for the Trust, and is an affiliate of
     Citco Mutual Fund Services, Inc.

(3)  This position is held with an affiliated  person of the Trust. Mr. King and
     Ms. Keyes are husband and wife.

(4)  Ms.  Keyes is  considered  to be an  "interested  person"  of the Trust for purposes  of the 1940 Act  because she is the  Secretary,  Chief  Financial
     Officer and a controlling shareholder of Quaker Funds, Inc.

(5)  Citco Mutual Fund Distributors,  Inc., the Funds' former distributor,  also serves as distributor of the shares of each series of PSFI.

                                       10

     Ownership  of  Fund  Shares  by  Trustees.  Information  relating  to  each
Trustees' ownership  (including the ownership of his or her immediate family) in each Fund as of December 31, 2005 is set forth in the chart below.

Interested Trustees
--------------------- ------------------------------------------- ----------------------- --------------------------
                                                                                           Aggregate Dollar Range
                                                                                           of Equity Securities in
                                                                     Dollar Range of            All Registered
                                                                   Shares of Beneficial     Investment Companies
                                                                  Interest of the Funds    Overseen by Trustee in
        Name                          Fund Name                   Beneficially Owned(1)       the Fund Complex
--------------------- ------------------------------------------- ----------------------- --------------------------
  Jeffry H. King,     Quaker Small-Cap Value Fund Class A             Over $100,000             Over $100,000
       Sr.(2)
--------------------- ------------------------------------------- ----------------------- --------------------------
                      Quaker Capital Opportunities Fund Class A       Over $100,000
--------------------- ------------------------------------------- ----------------------- --------------------------
                      Quaker Biotech Pharma-Healthcare Fund           Over $100,000
                      Class A
--------------------- ------------------------------------------- ----------------------- --------------------------
                      Quaker Small-Cap Value Fund Institutional
                      Class                                           Over $100,000
--------------------- ------------------------------------------- ----------------------- --------------------------
                      Quaker Mid-Cap Value Fund Institutional
                      Class                                           Over $100,000
--------------------- ------------------------------------------- ----------------------- --------------------------
                      Quaker Strategic Growth Fund                    Over $100,000
                      Institutional Class
--------------------- ------------------------------------------- ----------------------- --------------------------
                                                                      Over $100,000             Over $100,000
  Laurie Keyes(2)     Quaker Strategic Growth Fund Class A
--------------------- ------------------------------------------- ----------------------- --------------------------
                      Quaker Small-Cap Value Fund Class A             Over $100,000
--------------------- ------------------------------------------- ----------------------- --------------------------
                      Quaker Mid-Cap Value Fund Class A               Over $100,000
--------------------- ------------------------------------------- ----------------------- --------------------------
                      Quaker Capital Opportunities Fund Class A       Over $100,000
--------------------- ------------------------------------------- ----------------------- --------------------------
                      Quaker Biotech Pharma-Healthcare Fund
                      Class A                                         Over $100,000
--------------------- ------------------------------------------- ----------------------- --------------------------
                      Quaker Small-Cap Value Fund Institutional
                      Class                                           Over $100,000
--------------------- ------------------------------------------- ----------------------- --------------------------
                      Quaker Mid-Cap Value Fund Institutional
                      Class                                           Over $100,000
--------------------- ------------------------------------------- ----------------------- --------------------------
                      Quaker Strategic Growth Fund                    Over $100,000
                      Institutional Class
--------------------- ------------------------------------------- ----------------------- --------------------------

Independent Trustees
--------------------- ------------------------------------------- ----------------------- --------------------------
                                                                                           Aggregate Dollar Range
                                                                                           of Equity Securities in
                                                                     Dollar Range of            All Registered
                                                                   Shares of Beneficial     Investment Companies
                                                                  Interest of the Funds    Overseen by Trustee in
        Name                          Fund Name                   Beneficially Owned(1)       the Fund Complex
--------------------- ------------------------------------------- ----------------------- --------------------------
  David K. Downes     Quaker Small Cap Value Fund Class A            $50,001-$100,000           Over $100,000
--------------------- ------------------------------------------- ----------------------- --------------------------
                      Quaker Biotech Pharma-Healthcare Fund          $10,001-$50,000
                      Class A
--------------------- ------------------------------------------- ----------------------- --------------------------
   Amb. Adrian A.     Quaker Strategic Growth Fund Class A           $10,001-$50,000            Over $100,000
       Basora
--------------------- ------------------------------------------- ----------------------- --------------------------
                      Quaker Small Cap Value Fund Class A            $10,001-$50,000
--------------------- ------------------------------------------- ----------------------- --------------------------
                      Quaker Mid-Cap Value Fund Class A              $10,001-$50,000
--------------------- ------------------------------------------- ----------------------- --------------------------
                      Quaker Biotech Pharma-Healthcare Fund          $10,001-$50,000
                      Class A
--------------------- ------------------------------------------- ----------------------- --------------------------
  James R. Brinton    Quaker Strategic Growth Fund Class A            Over $100,000             Over $100,000
--------------------- ------------------------------------------- ----------------------- --------------------------
                      Quaker Small-Cap Value Fund Class A             Over $100,000
--------------------- ------------------------------------------- ----------------------- --------------------------
                      Quaker Mid-Cap Value Fund Class A               Over $100,000
--------------------- ------------------------------------------- ----------------------- --------------------------
                      Quaker Biotech Pharma-Healthcare Fund           Over $100,000
                      Class A
--------------------- ------------------------------------------- ----------------------- --------------------------
  G. Michael Mara     Quaker Small Cap Value Fund Class A               $1-$10,000            $50,001-$100,000
--------------------- ------------------------------------------- ----------------------- --------------------------
                      Quaker Small Cap Growth Fund Class A              $1-$10,000
--------------------- ------------------------------------------- ----------------------- --------------------------
                      Quaker Core Equity Fund Class A                   $1-$10,000
--------------------- ------------------------------------------- ----------------------- --------------------------

                                       11

--------------------- ------------------------------------------- ----------------------- --------------------------
                      Quaker Capital Opportunities Fund Class A         $1-$10,000
--------------------- ------------------------------------------- ----------------------- --------------------------
                      Quaker Core Value Fund Class A                    $1-$10,000
--------------------- ------------------------------------------- ----------------------- --------------------------
                      Quaker Biotech Pharma-Healthcare Fund
                      Class A                                           $1-$10,000
--------------------- ------------------------------------------- ----------------------- --------------------------

   Mark S. Singel     Quaker Strategic Growth Fund Class A           $50,001-$100,000         $50,001-$100,000
--------------------- ------------------------------------------- ----------------------- --------------------------
                      Quaker Mid-Cap Value Fund Class A              $10,001-$50,000
--------------------- ------------------------------------------- ----------------------- --------------------------
                      Quaker Biotech Pharma-Healthcare Fund
                      Class A                                        $10,001-$50,000
--------------------- ------------------------------------------- ----------------------- --------------------------
    Warren West       Quaker Strategic Growth Fund Class A           $50,001-$100,000         $50,001-$100,000
--------------------- ------------------------------------------- ----------------------- --------------------------
   Everett Keech      Quaker Strategic Growth Fund Class A           $10,001-$50,000           $10,001-$50,000
--------------------- ------------------------------------------- ----------------------- --------------------------
________________________________

(1)  Other than Mr. King, Ms. Keyes and Mr.  Downes,  no other Trustees owned 1%
     or more of the outstanding  shares of any Class of any Fund. As of December
     31,  2005,  Mr.  King  and Ms.  Keyes  jointly  owned  more  than 1% of the outstanding  shares of each of the following  Funds:  Quaker  Mid-Cap Value
     Fund-Institutional  Class and Quaker  Strategic  Growth  Fund-Institutional
     Class.  As of December 31, 2005, all Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of each Class of each
     Fund except as follows:  78.30% of Quaker Mid-Cap Value  Fund-Institutional
     Class,  2.58% of Quaker  Biotech  Pharma-Healthcare  Fund-Class A, 3.42% of
     Quaker Strategic Growth Fund-Institutional Class, 2.01% of Quaker Small-Cap
     Value  Fund-Institutional  Class and 2.83% of Quaker Capital  Opportunities
     Fund-Class A.

(2)  The Fund  shares  noted are held  jointly by Mr.  King and Ms.  Keyes,  his spouse.

COMPENSATION OF TRUSTEES AND OFFICERS

     Compensation of Trustees.  Each Independent  Trustee receives  compensation from the Funds.  Interested  Trustees are compensated by Quaker Funds, Inc., and do not directly receive compensation from the Funds.  However,  because Mr. King and Ms. Keyes are currently employed by Quaker Funds, Inc. and have the right to share in the profits that Quaker Funds,  Inc. earns by managing the Funds,  they may receive  indirect  compensation  from the Funds.  Each  Independent  Trustee currently  receives a total annual  retainer of $25,000 for serving as a Trustee of the Trust,  plus a reimbursement of any  out-of-pocket  expenses  incurred in connection with attendance at Board  meetings.  The independent  chairman of the
Board, Mr. Downes,  receives an annual retainer of $200,000.  In addition to the annual  retainer  received  by Mr.  Downes,  Mr.  Downes is also  entitled to be reimbursed for (i) health insurance  premiums paid by Mr. Downes with respect to a health care insurance policy coverage for Mr. Downes and his spouse;  and (ii)
amounts  expended with respect to the lease of office space. The chairpersons of the Audit  Committee  and the  Nominating  Committee  each receive an additional annual retainer of $20,000.

     The compensation  tables below set forth the total compensation paid to the
Trustees  for the fiscal year ended June 30,  2006.  The Trust has no pension or retirement benefits for any of the Trustees.

                                                        Pension or
                                  Aggregate         Retirement Benefits      Total Estimated      Compensation from
         Name and                Compensation       Accrued as Part of    Annual Benefits upon       the Fund(s)
     Position(s) Held           from the Trust        Trust Expenses           Retirement          Paid to Trustees

David K. Downes(1)           $200,000 (Retainer)            N/A                    N/A             $200,000 from 8
Chairman of Board,                                                                                      Funds
Independent Trustee

Mark S. Singel                $25,000 (Retainer)            N/A                    N/A           $36,000 from 8 Funds
Independent Trustee            $11,000 (Regular
                                Board Meeting)

                                       12

                                                        Pension or
                                  Aggregate         Retirement Benefits      Total Estimated      Compensation from
         Name and                Compensation       Accrued as Part of    Annual Benefits upon       the Fund(s)
     Position(s) Held           from the Trust        Trust Expenses           Retirement          Paid to Trustees

Amb. Adrian A. Basora         $25,000 (Retainer)            N/A                    N/A           $46,000 from 8 Funds
Independent Trustee            $11,000 (Regular
                                Board Meeting)
                                $10,000 (Audit
                              Committee Meeting)

G. Michael Mara(2)            $25,000 (Retainer)            N/A                    N/A           $36,000 from 8 Funds
Independent Trustee            $11,000 (Regular
                                Board Meeting)

James R. Brinton              $25,000 (Retainer)            N/A                    N/A           $56,000 from 8 Funds
Independent Trustee            $11,000 (Regular
                                Board Meeting)
                             $20,000 (Nominating
                              Committee Meeting)

Warren West                   $25,000 (Retainer)            N/A                    N/A           $35,000 from 8 Funds
Independent Trustee            $10,000 (Regular
                                Board Meeting)

Jeffry H. King, Sr.                  N/A                    N/A                    N/A                   N/A
Chief Executive Officer,
Treasurer and Interested
Trustee

Laurie Keyes                         N/A                    N/A                    N/A                   N/A
Secretary and Interested
Trustee

Everett T. Keech(3)           $16,033 (Retainer)            N/A                    N/A           $47,033 from 8 Funds
Independent Trustee            $11,000 (Regular
                                Board Meeting)
                                $20,000 (Audit
                              Committee Meeting)
_____________________

(1)  In addition to the annual  retainer  received  by Mr.  Downes as  described above,  Mr.  Downes is entitled to be reimbursed  for (i) health  insurance premiums paid by Mr. Downes with respect to a health care insurance  policy coverage  for Mr.  Downes and his spouse;  and (ii) amounts  expended  with respect to the lease of office  space.  For the fiscal  year ended June 30,
     2006, Mr. Downes received  $10,695 in  reimbursements  for health insurance premiums  and was  reimbursed  a total of  $1,200  for the  lease of office space.

(2)  Although  the Trust has an  independent  Chairman of the Board  (i.e.,  Mr.
     Downes), the Board also had agreed to appoint a lead independent Trustee to handle more of the day-to-day  involvement  with the Board.  As a result of those additional responsibilities, Mr. Mara was paid an annual Lead Trustee
     Fee of  $25,000,  in  addition  to the basic  annual  retainer  paid to all
     Trustees.  Mr.  Mara  relinquished  his role as lead  independent  Trustee, effective  January 1,  2006.  Mr.  Mara  received  $12,500 in  compensation relating to his service in that capacity  during the fiscal year ended June
     30, 2006.

(3)  Mr.  Keech  resigned  as a Trustee  of the Trust on  January  14,  2005 and
     rejoined the Board as an Independent Trustee in November 2005.

     Compensation  of Officers.  In addition to Mr. Downes,  the Chairman of the
Board of the Trust (whose  compensation from the Trust has been reflected in the chart above), Timothy E. Richards, the Chief Compliance Officer of the Trust, is
the only other  officer of the Trust who receives  compensation  from the Trust.
For the fiscal  year ended  June 30,  2006,  Mr.  Richards  received  $80,000 in compensation from the Trust.

                                       13

COMMITTEES OF THE BOARD

During the fiscal  year ended June 30,  2006,  the Trust held 5 Board  meetings.
Each of the  currently  serving  Trustees  attended  at least 75% of those Board meetings and also attended at least 75% of those committee meetings on which the
Trustee serves as a member.

     There are two standing committees of the Board of Trustees: Audit Committee and Nominating Committee.

     Audit Committee. The members of the Audit Committee are: Messrs. Everett T.
Keech (Chairperson of the Audit Committee),  Adrian A. Basora,  David K. Downes,
G. Michael  Mara and Warren West.  The Audit  Committee  operates  pursuant to a charter  adopted by the Board of Trustees.  The purposes of the Audit  Committee are to: (i) oversee the Funds' accounting and financial reporting principles and policies and related  controls and procedures  maintained by or on behalf of the
Funds;  (ii) oversee the Funds' financial  statements and the independent  audit thereof;  (iii) select,  evaluate  and,  where deemed  appropriate,  replace the
Funds' independent registered public accountants ("independent auditors");  (iv)
evaluate the independence of the Funds' independent auditors;  and (v) to report to the  full  Board of  Trustees  on its  activities  and  recommendations.  The function of the Audit Committee is oversight; it is management's  responsibility to maintain  appropriate  systems for accounting and internal  control,  and the independent  auditors'  responsibility to plan and carry out a proper audit. The independent  auditors  are  ultimately  accountable  to the  Board and the Audit
Committee, as representatives of the Funds' shareholders. Each of the members of the Audit  Committee  have a working  knowledge of basic finance and  accounting matters and are not interested persons of the Trust, as defined in the 1940 Act.
The Audit Committee met 5 times during the past fiscal year.

     Nominating Committee.  The members of the Nominating Committee are: Messrs.
James R. Brinton (Chairperson of the Nominating Committee),  David K. Downes, G.
Michael Mara and Mark S. Singel, each of whom is an Independent Trustee, and, as such, satisfies the independence requirements under Rule 10A-3 of the Securities
Exchange Act of 1934, as amended.  The Nominating Committee operates pursuant to a charter  adopted by the Board of  Trustees.  The  purposes  of the  Nominating
Committee  is to  recommend  nominees for (i)  consideration  as an  independent
trustee  by  the  incumbent   Independent   Trustees  of  the  Trust,  and  (ii)
consideration  as an  interested  trustee by the full Board of  Trustees  of the
Trust.  The Nominating  Committee for the Trust held 4 meetings  during the past fiscal year.

     The  Nominating  Committee  generally   identifies   candidates  for  Board
membership  through personal and business  contacts of Trustees and, in its sole discretion,  may solicit names of potential  candidates from Quaker Funds,  Inc.
The Nominating Committee's process for evaluating a candidate generally includes a review of the candidate's background and experience,  and other due diligence.
In evaluating a candidate,  the Nominating  Committee will also consider whether the candidate, if elected, would qualify as an independent trustee.

     The  Nominating   Committee  has  not  established  any  specific   minimum
requirements  that  candidates  must  meet in  order  to be  recommended  by the
Nominating  Committee  for  nomination  for election to the Board.  Rather,  the
Nominating  Committee  seeks  candidates  to  serve  on the  Board  who,  in its judgment,  will serve the best interests of the Trust's  long-term  shareholders and whose background will complement the experience, skills and diversity of the other Trustees and add to the overall effectiveness of the Board. The Nominating
Committee does not currently consider shareholder recommendations for nomination of trustees to the Board.

PRINCIPAL HOLDERS OF SECURITIES

As of  September  30,  2006,  all  Trustees and Officers of the Funds as a group owned  beneficially or of record less than 1% of the  outstanding  securities of any Class of any Fund, except as follows:

         Quaker Mid-Cap Value Fund Class I - 72.34%

         Quaker Biotech Pharma-Healthcare Fund Class A - 7.20%

         Quaker Strategic Growth Fund Class I - 4.32%

         Quaker Capital Opportunities Fund Class A - 3.21%

         Quaker Small-Cap Value Fund Class I - 3.06%

                                       14

     John  J.  Geewax  owns  92.89%  of  the  Quaker   Small-Cap  Growth  Fund's
outstanding voting securities and therefore,  controls that Fund. As a result of this level of control,  Mr.  Geewax  will have a  controlling  influence  on any matters that would require a vote of shareholders. In addition, to the knowledge of the Trust, as of September 30, 2006, no shareholders owned beneficially or of record more than 5% of a Fund's outstanding shares, except as set forth below.

------------------------------------- ----------------------------------------------------- -------------------------
                                      Name and Address of Record                            Percent of
Name of Fund and Class                and Beneficial Owner                                  Outstanding Class
------------------------------------- ----------------------------------------------------- -------------------------
Strategic Growth - A                  Charles Schwab & Co                                   55.04%
                                      Client Accts
                                      101 Montgomery Street
                                      San Francisco, CA 94101
------------------------------------- ----------------------------------------------------- -------------------------
Strategic Growth - I                  Charles Schwab & Co                                   65.20%
                                      Client Accts
                                      101 Montgomery Street
                                      San Francisco, CA 94101
------------------------------------- ----------------------------------------------------- -------------------------
Strategic Growth - I                  SEMA & Co.                                            10.56%
                                      12 E 49th Street
                                      41st Floor
                                      New York, NY 10017
------------------------------------- ----------------------------------------------------- -------------------------
Core Equity - A                       National Investor Services, FBO Client Accts          78.83%
                                      55 Water St., 32nd Fl.
                                      New York, NY 10041
------------------------------------- ----------------------------------------------------- -------------------------
Core Equity - A                       Edwin R. Boynton & Rosemarie Hunter TTEES             11.65%
                                      Trust U/D John J Geewax DTD 11/14/90
                                      C/O Edwin R Boynton
                                      2600 One Commerce Square
                                      Philadelphia, PA 19103
------------------------------------- ----------------------------------------------------- -------------------------
Core Equity - B                       Janney Montgomery Scott, LLC                          34.52%
                                      1801 Market St.
                                      Philadelphia, PA 19103
------------------------------------- ----------------------------------------------------- -------------------------
Core Equity - B                       Warren C. Baver                                       16.38%
                                      C/O US Bancorp Fund Services, LLC
                                      P O Box 701
                                      Milwaukee, WI 53201-0701
------------------------------------- ----------------------------------------------------- -------------------------
Core Equity - B                       Ellen J. Tamburri                                     15.59%
                                      C/O US Bancorp Fund Services, LLC
                                      P O Box 701
                                      Milwaukee, WI 53201-0701
------------------------------------- ----------------------------------------------------- -------------------------
Core Equity - B                       Raymond James & Assoc. Inc.                           13.11%
                                      880 Carillon Pkwy
                                      St Petersburg, FL 33716
------------------------------------- ----------------------------------------------------- -------------------------
Core Equity - C                       Donaldson Lufkin Jennette Securities Corp. Inc.       5.42%
                                      FBO Joyce A. Hi
                                      P O Box 2052
                                      Jersey City, NJ 07303
------------------------------------- ----------------------------------------------------- -------------------------

                                       15

------------------------------------- ----------------------------------------------------- -------------------------
                                      Name and Address of Record                            Percent of
Name of Fund and Class                and Beneficial Owner                                  Outstanding Class
------------------------------------- ----------------------------------------------------- -------------------------
Core Equity - C                       Robert B. Wool                                        35.73%
                                      C/O US Bancorp Fund Services, LLC
                                      P O Box 701
                                      Milwaukee, WI 53201-0701
------------------------------------- ----------------------------------------------------- -------------------------
Core Equity - C                       David Lipani                                          6.11%
                                      C/O US Bancorp Fund Services, LLC
                                      P O Box 701
                                      Milwaukee, WI 53201-0701
------------------------------------- ----------------------------------------------------- -------------------------
Core Equity - C                       Alicia M. Bednarski                                   12.47%
                                      C/O US Bancorp Fund Services, LLC
                                      P O Box 701
                                      Milwaukee, WI 53201-0701
------------------------------------- ----------------------------------------------------- -------------------------
Core Equity - C                       Richard J. Keller                                     8.02%
                                      C/O US Bancorp Fund Services, LLC
                                      P O Box 701
                                      Milwaukee, WI 53201-0701
------------------------------------- ----------------------------------------------------- -------------------------
Core Equity - C                       John & MaryAnn Niemiec                                19.97%
                                      C/O US Bancorp Fund Services, LLC
                                      P O Box 701
                                      Milwaukee, WI 53201-0701
------------------------------------- ----------------------------------------------------- -------------------------
Core Equity - I                       C. Buck                                               8.26%
                                      C/O US Bancorp Fund Services, LLC
                                      P O Box 701
                                      Milwaukee, WI 53201-0701
------------------------------------- ----------------------------------------------------- -------------------------
Core Equity - I                       J. Terker                                             6.71%
                                      C/O US Bancorp Fund Services, LLC
                                      P O Box 701
                                      Milwaukee, WI 53201-0701
------------------------------------- ----------------------------------------------------- -------------------------
Core Equity - I                       R. Terker                                             6.71%
                                      C/O US Bancorp Fund Services, LLC
                                      P O Box 701
                                      Milwaukee, WI 53201-0701
------------------------------------- ----------------------------------------------------- -------------------------
Core Equity - I                       A. Terker                                             6.71%
                                      C/O US Bancorp Fund Services, LLC
                                      P O Box 701
                                      Milwaukee, WI 53201-0701
------------------------------------- ----------------------------------------------------- -------------------------
Core Equity - I                       Geewax Terker                                         53.49%
                                      414 Old Baltimore Pike
                                      P O Box 2700
                                      Chadds Ford, PA 19317
------------------------------------- ----------------------------------------------------- -------------------------

                                       16

------------------------------------- ----------------------------------------------------- -------------------------
                                      Name and Address of Record                            Percent of
Name of Fund and Class                and Beneficial Owner                                  Outstanding Class
------------------------------------- ----------------------------------------------------- -------------------------
Small-Cap Growth A                    Donaldson Lufkin Jennette Securities Corp. Inc.       5.56%
                                      FBO Pamela H.C.
                                      P O Box 2052
                                      Jersey City, NJ 07303
------------------------------------- ----------------------------------------------------- -------------------------
Small-Cap Growth A                    Citco Technology Management, Inc.                     55.26%
                                      401(k) Retirement Plan
                                      C/O US Bancorp Fund Services, LLC
                                      P O Box 701
                                      Milwaukee, WI 53201-0701
------------------------------------- ----------------------------------------------------- -------------------------
Small-Cap Growth - B                  Harry J. McDermott                                    18.78%
                                      C/O US Bancorp Fund Services, LLC
                                      P O Box 701
                                      Milwaukee, WI 53201-0701
------------------------------------- ----------------------------------------------------- -------------------------
Small-Cap Growth - B                  W. Papp                                               21.04%
                                      C/O US Bancorp Fund Services, LLC
                                      P O Box 701
                                      Milwaukee, WI 53201-0701
------------------------------------- ----------------------------------------------------- -------------------------
Small-Cap Growth - B                  Robert E. Baker                                       19.68%
                                      C/O US Bancorp Fund Services, LLC
                                      P O Box 701
                                      Milwaukee, WI 53201-0701
------------------------------------- ----------------------------------------------------- -------------------------
Small-Cap Growth - B                  Ronald S. Acher                                       9.73%
                                      C/O US Bancorp Fund Services, LLC
                                      P O Box 701
                                      Milwaukee, WI 53201-0701
------------------------------------- ----------------------------------------------------- -------------------------
Small-Cap Growth - B                  Richard R. Turk                                       6.47%
                                      C/O US Bancorp Fund Services, LLC
                                      P O Box 701
                                      Milwaukee, WI 53201-0701
------------------------------------- ----------------------------------------------------- -------------------------
Small-Cap Growth - B                  John A. Calvert Jr.                                   5.49%
                                      C/O US Bancorp Fund Services, LLC
                                      P O Box 701
                                      Milwaukee, WI 53201-0701
------------------------------------- ----------------------------------------------------- -------------------------
Small-Cap Growth - C                  Raymond James & Assoc. Inc.                           5.26%
                                      FBO B Richardson
                                      880 Carillon Pkwy
                                      St Petersburg, FL 33716
------------------------------------- ----------------------------------------------------- -------------------------
Small-Cap Growth - C                  NFS LLC                                               10.73%
                                      FBO William E. Brunell
                                      C/O US Bancorp Fund Services, LLC
                                      P O Box 701
                                      Milwaukee, WI 53201-0701
------------------------------------- ----------------------------------------------------- -------------------------

                                       17

------------------------------------- ----------------------------------------------------- -------------------------
                                      Name and Address of Record                            Percent of
Name of Fund and Class                and Beneficial Owner                                  Outstanding Class
------------------------------------- ----------------------------------------------------- -------------------------
Small-Cap Growth - C                  Raymond James & Assoc. Inc.                           9.47%
                                      FBO RS Brennan
                                      880 Carillon Pkwy
                                      St Petersburg, FL 33716
------------------------------------- ----------------------------------------------------- -------------------------
Small-Cap Growth - C                  Pershing LLC                                          9.86%
                                      FBO Timothy R
                                      P  O Box 2052
                                      Jersey City, NJ 07303
------------------------------------- ----------------------------------------------------- -------------------------
Small-Cap Growth - C                  George N. Beling Jr.                                  9.28%
                                      C/O US Bancorp Fund Services, LLC
                                      P O Box 701
                                      Milwaukee, WI 53201-0701
------------------------------------- ----------------------------------------------------- -------------------------
Small-Cap Growth - C                  Daniel Radogna                                        10.24%
                                      C/O US Bancorp Fund Services, LLC
                                      P O Box 701
                                      Milwaukee, WI 53201-0701
------------------------------------- ----------------------------------------------------- -------------------------
Small-Cap Growth - C                  Cheryl A. Kocher                                      6.64%
                                      C/O US Bancorp Fund Services, LLC
                                      P O Box 701
                                      Milwaukee, WI 53201-0701
------------------------------------- ----------------------------------------------------- -------------------------
Small-Cap Growth - C                  Barry W. Kocher                                       9.05%
                                      C/O US Bancorp Fund Services, LLC
                                      P O Box 701
                                      Milwaukee, WI 53201-0701
------------------------------------- ----------------------------------------------------- -------------------------
Small-Cap Growth - I                  John J. Geewax                                        92.89%
                                      414 Old Baltimore Pike
                                      P O Box 2700
                                      Chadds Ford, PA 19317
------------------------------------- ----------------------------------------------------- -------------------------
Capital Opportunities - A             National Investor Services, FBO Client Accts          8.47%
                                      55 Water St., 32nd Fl.
                                      New York, NY 10041
------------------------------------- ----------------------------------------------------- -------------------------
Capital Opportunities - A             Charles Schwab & Co                                   10.87%
                                      101 Montgomery Street
                                      San Francisco, CA 94101
------------------------------------- ----------------------------------------------------- -------------------------
Capital Opportunities - A             Larry R. Rohrbaugh                                    8.52%
                                      C/O US Bancorp Fund Services, LLC
                                      P O Box 701
                                      Milwaukee, WI 53201-0701
------------------------------------- ----------------------------------------------------- -------------------------
Capital Opportunities - A             Prudential Investment Management Service              17.38%
                                      100 Mulberry Street
                                      3 Gateway Center Floor 11
                                      Mail Stop NJ05-11-20
                                      Newark, NJ 07102
------------------------------------- ----------------------------------------------------- -------------------------

                                       18

------------------------------------- ----------------------------------------------------- -------------------------
                                      Name and Address of Record                            Percent of
Name of Fund and Class                and Beneficial Owner                                  Outstanding Class
------------------------------------- ----------------------------------------------------- -------------------------
Capital Opportunities - B             Anthony V. Benedetto                                  11.26%
                                      C/O US Bancorp Fund Services, LLC
                                      P O Box 701
                                      Milwaukee, WI 53201-0701
------------------------------------- ----------------------------------------------------- -------------------------
Capital Opportunities - B             IRA FBO M. K. Thomas                                  6.16%
                                      C/O US Bancorp Fund Services, LLC
                                      P O Box 701
                                      Milwaukee, WI 53201-0701
------------------------------------- ----------------------------------------------------- -------------------------
Capital Opportunities - B             Ellen J. Tamburri                                     5.68%
                                      C/O US Bancorp Fund Services, LLC
                                      P O Box 701
                                      Milwaukee, WI 53201-0701
------------------------------------- ----------------------------------------------------- -------------------------
Capital Opportunities - B             First Clearing, LLC                                   6.32%
                                      C/O Mallet & Co Inc
                                      P O Box 474
                                      Carneigie, PA 15106-0474
------------------------------------- ----------------------------------------------------- -------------------------
Capital Opportunities - B             NFS LLC FBO                                           21.39%
                                      Alice R. Bowen
                                      C/O US Bancorp Fund Services, LLC
                                      P O Box 701
                                      Milwaukee, WI 53201-0701
------------------------------------- ----------------------------------------------------- -------------------------
Capital Opportunities - B             Pershing, LLC                                         5.43%
                                      P  O Box 2052
                                      Jersey City, NJ 07303
------------------------------------- ----------------------------------------------------- -------------------------
Capital Opportunities - B             Raymond James & Assoc. Inc.                           6.51%
                                      FBO Norton John
                                      880 Carillon Pkwy
                                      St Petersburg, FL 33716
------------------------------------- ----------------------------------------------------- -------------------------
Biotech Pharma-Healthcare - A         Charles Schwab & Co                                   9.97%
                                      101 Montgomery Street
                                      San Francisco, CA 94101
------------------------------------- ----------------------------------------------------- -------------------------
Biotech Pharma-Healthcare - B         Yardslaw J. Kolybabiu                                 5.31%
                                      C/O US Bancorp Fund Services, LLC
                                      P O Box 701
                                      Milwaukee, WI 53201-0701
------------------------------------- ----------------------------------------------------- -------------------------
Biotech Pharma-Healthcare - B         Janney Montgomery Scott LLC                           5.64%
                                      FBO Julie Hamblen
                                      1801 Market Street
                                      Philadelphia, PA 19103
------------------------------------- ----------------------------------------------------- -------------------------
Biotech Pharma-Healthcare - B         First Clearing, LLC                                   7.03%
                                      FBO Lillian Cohen Revocable Living Trust
                                      C/O US Bancorp Fund Services, LLC
                                      P O Box 701
                                      Milwaukee, WI 53201-0701
------------------------------------- ----------------------------------------------------- -------------------------

                                       19

------------------------------------- ----------------------------------------------------- -------------------------
                                      Name and Address of Record                            Percent of
Name of Fund and Class                and Beneficial Owner                                  Outstanding Class
------------------------------------- ----------------------------------------------------- -------------------------
Mid-Cap Value - A                     Charles Schwab & Co                                   19.71%
                                      101 Montgomery Street
                                      San Francisco, CA 94101
------------------------------------- ----------------------------------------------------- -------------------------
Mid-Cap Value - A                     Prudential Investment Management Service              55.08%
                                      100 Mulberry Street
                                      3 Gateway Center Floor 11
                                      Mail Stop NJ05-11-20
                                      Newark, NJ 07102
------------------------------------- ----------------------------------------------------- -------------------------
Mid-Cap Value - I                     Laurie Keyes                                          6.09%
                                      C/O US Bancorp Fund Services, LLC
                                      P O Box 701
                                      Milwaukee, WI 53201-0701
------------------------------------- ----------------------------------------------------- -------------------------
Mid-Cap Value - I                     National Investor Services, FBO Client Accts          5.42%
                                      55 Water St., 32nd Fl.
                                      New York, NY 10041
------------------------------------- ----------------------------------------------------- -------------------------
Mid-Cap Value - I                     E. Ryan P/S Plan                                      6.73%
                                      C/O US Bancorp Fund Services, LLC
                                      P O Box 701
                                      Milwaukee, WI 53201-0701
------------------------------------- ----------------------------------------------------- -------------------------
Mid-Cap Value - I                     David K. & Joanne K. Downes                           8.40%
                                      C/O US Bancorp Fund Services, LLC
                                      P O Box 701
                                      Milwaukee, WI 53201-0701
------------------------------------- ----------------------------------------------------- -------------------------
Mid-Cap Value - I                     Laurie Keyes                                          24.31%
                                      Revocable Trust
                                      C/O US Bancorp Fund Services, LLC
                                      P O Box 701
                                      Milwaukee, WI 53201-0701
------------------------------------- ----------------------------------------------------- -------------------------
Mid-Cap Value - I                     Jeffry H. King Jr.                                    24.31%
                                      Revocable Trust
                                      C/O US Bancorp Fund Services, LLC
                                      P O Box 701
                                      Milwaukee, WI 53201-0701
------------------------------------- ----------------------------------------------------- -------------------------
Small-Cap Value - A                   Charles Schwab & Co                                   47.36%
                                      101 Montgomery Street
                                      San Francisco, CA 94101
------------------------------------- ----------------------------------------------------- -------------------------
Small-Cap Value - A                   Alliance Coal, LLC                                    14.02%
                                      Affiliates PS
------------------------------------- ----------------------------------------------------- -------------------------

                                       20

------------------------------------- ----------------------------------------------------- -------------------------
                                      Name and Address of Record                            Percent of
Name of Fund and Class                and Beneficial Owner                                  Outstanding Class
------------------------------------- ----------------------------------------------------- -------------------------
                                      1717 S Boulder
                                      5th Floor
                                      Tulsa, OK 74119
------------------------------------- ----------------------------------------------------- -------------------------
Small- Cap Value - B                  Preston R. Hoagland                                   8.25%
                                      C/O US Bancorp Fund Services, LLC
                                      P O Box 701
                                      Milwaukee, WI 53201-0701
------------------------------------- ----------------------------------------------------- -------------------------
Small-Cap Value - I                   Ted Aronson                                           6.25%
                                      C/O US Bancorp Fund Services, LLC
                                      P O Box 701
                                      Milwaukee, WI 53201-0701
------------------------------------- ----------------------------------------------------- -------------------------
Small-Cap Value - I                   Richmond Heights                                      9.91%
                                      Attn: Rick Vicek
                                      C/O US Bancorp Fund Services, LLC
                                      P O Box 701
                                      Milwaukee, WI 53201-0701
------------------------------------- ----------------------------------------------------- -------------------------
Small-Cap Value - I                   Deutsche Bank Securities                              39.08%
                                      1251 Avenue of the Americas
                                      New York, NY 10020
------------------------------------- ----------------------------------------------------- -------------------------
Small-Cap Value - I                   Bank of Oklahoma                                      21.26%
                                      OPUBCO
                                      9000N Broadway
                                      Oklahoma City, OK 73114
------------------------------------- ----------------------------------------------------- -------------------------
Small-Cap Value - I                   S. Berger                                             5.01%
                                      C/O US Bancorp Fund Services, LLC
                                      P O Box 701
                                      Milwaukee, WI 53201-0701
------------------------------------- ----------------------------------------------------- -------------------------
Core Value - A                        Geewax Terker                                         67.36%
                                      414 Old Baltimore Pike
                                      P O Box 2700
                                      Chadds Ford, PA 19317
------------------------------------- ----------------------------------------------------- -------------------------
Core Value - A                        MG Trust Company                                      7.71%
                                      CUST FBO Dermatology Associates of Atlanta
                                      700 17th Street
                                      Denver, CO 80202
------------------------------------- ----------------------------------------------------- -------------------------

--------------------------------------------------------------------------------
                     INVESTMENT ADVISORY AND OTHER SERVICES
--------------------------------------------------------------------------------

INVESTMENT ADVISER

Quaker Funds, Inc.  ("Adviser") serves as investment adviser to the Funds and is located at 309 Technology Drive, Malvern, Pennsylvania,  19355. The Adviser is a
Pennsylvania corporation and is registered with the Securities and

                                       21

Exchange  Commission under the Investment  Advisers Act of 1940, as amended (the
"Advisers  Act").  Mr. King and Ms. Keyes,  who are husband and wife,  currently collectively own 100% of the equity interests in the Adviser.

     The  Adviser  provides  investment  advisory  services to each of the Funds pursuant  to  an  Investment  Advisory  Agreement  ("Advisory  Agreement").  The
advisory  services  include  Fund  design,   establishment  of  Fund  investment
objectives  and  strategies,  selection  and  management  of  sub-advisers,  and performance  monitoring.  In addition, the Adviser furnishes periodic reports to the Board of  Trustees  of the  Trust  regarding  the  investment  strategy  and performance of each Fund. The Adviser  employs a supporting  staff of management personnel  needed  to  provide  the  requisite  services  to the  Funds and also furnishes the Funds with  necessary  office space,  furnishings,  and equipment.
Each Fund bears its own direct  expenses  such as legal,  auditing and custodial fees.

     Advisory Fees. Pursuant to the Advisory Agreement, the Funds compensate the
Adviser for these services by paying the Adviser an annual advisory fee assessed against daily average net assets under management in each Fund as follows:

-------------------------------------------------------------------------------
                                        Total Advisory and Subadvisory Fee Paid
Name of Fund                             as a Percentage of Average Net Assets
-------------------------------------------------------------------------------
Quaker Strategic Growth Fund                            1.30%
-------------------------------------------------------------------------------
Quaker Core Equity Fund                                 1.05%
-------------------------------------------------------------------------------
Quaker Small-Cap Growth Fund                            1.05%
-------------------------------------------------------------------------------
Quaker Capital Opportunities Fund                       1.05%
-------------------------------------------------------------------------------
Quaker Biotech Pharma-Healthcare Fund                   1.45%
-------------------------------------------------------------------------------
Quaker Mid-Cap Value Fund                                1.05%
-------------------------------------------------------------------------------
Quaker Small-Cap Value Fund                              1.20%
-------------------------------------------------------------------------------
Quaker Core Value Fund                                   1.05%
-------------------------------------------------------------------------------

     The following  table  provides the actual  aggregate  advisory fees paid by each Fund during the fiscal  years ended June 30,  2006,  2005,  and 2004.  Each class of each Fund pays its proportionate share of the advisory fees.

------------------------------------------------------------------------------------------------
Name of Fund                                 2006               2005             2004
------------------------------------------------------------------------------------------------
Quaker Strategic Growth Fund              $11,158,369       $6,278,727        $3,770,401
------------------------------------------------------------------------------------------------
Quaker Core Equity Fund                      $126,135         $120,847          $123,481
------------------------------------------------------------------------------------------------
Quaker Small-Cap Growth Fund                  $38,714          $31,005           $27,076
------------------------------------------------------------------------------------------------
Quaker Capital Opportunities Fund            $287,145         $266,129          $163,780
------------------------------------------------------------------------------------------------
Quaker Biotech Pharma-Healthcare Fund        $300,723         $271,203          $134,383
------------------------------------------------------------------------------------------------
Quaker Mid-Cap Value Fund                    $663,918         $587,021          $308,995
------------------------------------------------------------------------------------------------
Quaker Small-Cap Value Fund (1)              $764,101         $598,933          $299,930
------------------------------------------------------------------------------------------------
Quaker Core Value Fund (2)                         $0               $0           $10,367
------------------------------------------------------------------------------------------------

(1)  Under the current advisory fee structure,  Quaker Small-Cap Value Fund pays the Adviser total advisory and subadvisory  fees of 1.20% (0.30% to Adviser and 0.90% to the sub-adviser)  annualized,  of the Fund's average daily net assets.  The  sub-adviser to Quaker  Small-Cap  Value Fund has  voluntarily agreed to charge the Fund a subadvisory  fee rate of 0.85% on the first $25 million  of assets of the Fund and  0.80% on all  amounts  in excess of $25 million,  in accordance with the sub-adviser's "most favored nation" policy that provides for a  subadvisory  fee based upon a rate no greater than the lowest rate  offered by the  sub-adviser  to another  client with a similar investment  objective.  However,  in the event that the investment advisory services provided to that client are terminated,  the subadvisory fee rates offered to Quaker  Small-Cap Value Fund would revert to the contractual fee rate of 0.90% per annum.  Further,  the Adviser has  voluntarily  agreed to waive its

                                       22

     advisory  fee to the extent that the total  operating  expenses of the Fund
     (exclusive  of  interest,  taxes,  brokerage  commissions  and other  costs incurred in connection  with the purchase or sale of portfolio  securities, and  extraordinary  items)  exceed  the  annual  rate of 2.60%  for Class A shares,  3.35% for Class B and C shares, and 2.35% for Institutional  Class shares of the  average  net  assets of each  class,  respectively.  For the fiscal  year ended  June 30,  2006,  the Fund would have paid an  aggregate advisory  fee of  $819,928,  if the  voluntary  fee waivers had not been in
     place.   The  Adviser   currently  has  no  intention  to  terminate   this
     arrangement, although it may do so at any time in its sole discretion.

(2)  Effective  May  1,  2004,  both  the  Adviser  and  the  sub-adviser   have
     voluntarily  agreed  to waive  their  management  fees of 0.30%  and  0.75%
     respectively.  For the fiscal year ended June 30, 2006, the Fund would have paid an aggregate advisory fee of $24,516, if the voluntary fee waivers had not been in place. The Adviser and sub-adviser  currently have no intention to terminate this arrangement, although they may do so at any time at their discretion.

INVESTMENT SUB-ADVISERS

The  day-to-day  investment  management  of each  Fund  rests  with  one or more sub-advisers  hired by the Trust, on behalf of the Funds, with the assistance of the Adviser.  The  responsibility for overseeing the sub-advisers rests with the
Adviser.  Each  sub-adviser is also responsible for the selection of brokers and dealers through whom  transactions in the Fund's  portfolio  investments will be effected. The following tables identify each sub-adviser and indicate the annual subadvisory fee that is paid out of the assets of each Fund. The fee is assessed against average daily net assets under  management.  The  subadvisory  fees that
have  been  negotiated  with  each  sub-adviser   pursuant  to  each  respective
investment subadvisory agreement are set forth below.

     The following  firms  currently  serve as  sub-advisers  to the  respective
Funds:

     DG Capital Management, Inc. ("DG Capital"), located at 260 Franklin Street,
Suite 1600,  Boston,  Massachusetts  02110,  serves as the sub-adviser to Quaker
Strategic  Growth Fund. DG Capital is  registered as an investment  adviser with the SEC under the Advisers  Act, and  specializes  in equity  management.  As of
August  31,  2006,  the  firm had  approximately  $2  billion  of  assets  under management. DG Capital is 100% owned and controlled by Mr. Manu Daftary.

     Geewax,  Terker & Co.  ("G.T.C."),  located at 414 Old Baltimore Pike, P.O.
Box 2700, Chadds Ford,  Pennsylvania  19317, serves as the sub-adviser to Quaker
Core Equity Fund,  Quaker  Small-Cap  Growth  Fund,  and Quaker Core Value Fund.
G.T.C. was organized as a Pennsylvania partnership in 1982, and is registered as an  investment  adviser  with the SEC under the Advisers  Act. As an  investment advisory firm, G.T.C. has been rendering  investment  advisory services to other individuals,  pension and profit  sharing  plans,  trusts,  estates,  charitable organizations  and corporations  since 1983. As of August 31, 2006, the firm had approximately  $1.6 billion of assets under management.  G.T.C. is controlled by
Mr. John J. Geewax and Mr. Bruce E. Terker due to the amount of their respective stock ownership in G.T.C.

     Knott Capital  Management  ("Knott  Capital"),  located at 224 Valley Creek
Blvd.,  Suite 100,  Exton,  PA 19341,  serves as  sub-adviser  to Quaker Capital
Opportunities  Fund.  Knott Capital was  established in December of 1998, and is registered as an  investment  adviser with the SEC under the Advisers Act. As an investment  advisory firm, Knott Capital renders investment advisory services to other  individuals,  pension and profit sharing plans, and trusts since 1998. As of August 31,  2006,  the firm had  approximately  $678  million of assets under management.  Knott  Capital  is  controlled  by Mr.  Charles A. Knott and Mr. J.
Michael Barron due to the amount of their  respective  stock  ownership in Knott
Capital.

     Sectoral Asset  Management,  Inc.  ("S.A.M."),  located at 1000  Sherbrooke
Street West, Suite 2120, Montreal, Quebec H3A 3G4, Canada, serves as sub-adviser to Quaker Biotech  Pharma-Healthcare Fund. S.A.M. is registered as an investment adviser with the SEC under the Advisers  Act, and provides  investment  advisory
services  to  institutional   clients.  As  of  June  30,  2006,  the  firm  had
approximately $2.2 billion of assets under management. S.A.M. is a 100% employee owned and operated corporation, and its majority shareholders are Messrs. Jerome
Pfund,  CFA and Michael  Sjostrom  CFA.  S.A.M.  is  controlled  by Mr.  Michael
Sjostrom  and Mr.  Jerome  Pfund  due to the  amount of their  respective  stock ownership in S.A.M.

     Global  Capital  Management,  Inc.  ("G.C.M."),  located  at One West First
Avenue, Suite 100,  Conshohocken,  Pennsylvania 19428, has serves as sub-adviser to Quaker Mid-Cap Value Fund. The Fund's total

                                       23

advisory and  subadvisory  fee rate of 1.05%  annualized,  of the Fund's average daily net  assets did not  change as a result of the new  subadvisory  agreement with G.C.M.  G.C.M. was established as a 100% employee owned investment advisory firm in December of 1997,  and is registered  as an investment  adviser with the
SEC under the Advisers  Act. As of August 31, 2006,  the firm had  approximately
$860 million of assets under management.  G.C.M. is controlled by Mr. Anthony W.
Soslow due to the amount of his stock ownership in G.C.M.

     Aronson+Johnson+Ortiz,  LP ("AJO"), located at 230 South Broad Street, 20th
Floor,  Philadelphia,  PA 19102, serves as sub-adviser to Quaker Small-Cap Value
Fund. AJO is registered as an investment adviser with the SEC under the Advisers
Act and provides  investment  advisory services to institutional  clients. As of
August 31,  2006,  the firm had  approximately  $25.5  billion  of assets  under management.  AJO is controlled by Mr. Ted Aronson due to the amount of his stock ownership in AJO.

     The following  table shows the fees payable to the respective  sub-advisers by the Adviser for investment subadvisory services rendered to each Fund managed by a sub-adviser:

--------------------------------------------- ------------------------------------- --------------------------------
                                                                                         Annual Fee Rate, as a
                                                                                      percentage of average daily
Name of Fund                                  Name of Sub-Adviser                             net assets
--------------------------------------------- ------------------------------------- --------------------------------
Quaker Strategic Growth Fund                  D.G. Capital Management, Inc.                      0.75%
--------------------------------------------- ------------------------------------- --------------------------------
Quaker Core Equity Fund                       Geewax, Terker & Co.                               0.75%
--------------------------------------------- ------------------------------------- --------------------------------
Quaker Small-Cap Growth Fund                  Geewax, Terker & Co.                               0.75%
--------------------------------------------- ------------------------------------- --------------------------------
Quaker Capital Opportunities Fund             Knott Capital Management                           0.75%
--------------------------------------------- ------------------------------------- --------------------------------
Quaker Biotech Pharma-Healthcare Fund         Sectoral Asset Management, Inc.                    0.95%
--------------------------------------------- ------------------------------------- --------------------------------
Quaker Mid-Cap Value Fund                     Global Capital Management, Inc.                    0.75%
--------------------------------------------- ------------------------------------- --------------------------------
Quaker Small-Cap Value Fund                   Aronson+Johnson+Ortiz, LP                        See below
--------------------------------------------- ------------------------------------- --------------------------------
Quaker Core Value Fund                        Geewax, Terker & Co.                               0.75%
--------------------------------------------- ------------------------------------- --------------------------------

     Quaker Small-Cap Value Fund - subadvisory fees equal to an annual rate of:

          0.85 % of the average daily net assets of the Fund on assets up to $25 million; and
          0.80 % of the average daily net assets of the Fund on assets above $25 million.

                                       24

PORTFOLIO MANAGERS

The following provides  information  regarding the portfolio managers identified in the  Funds'  prospectus:  (1) the  dollar  range of the  portfolio  manager's investments  in  each  Fund;  (2)  a  description  of  the  portfolio  manager's compensation structure;  and (3) information regarding other accounts managed by the manager  and  potential  conflicts  of  interests  that might arise from the management of multiple accounts.

---------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN EACH FUND (as of June 30, 2006)
----------------------------------------------------------------- ---------------------------------------------------
NAME OF PORTFOLIO MANAGER                                                          DOLLAR RANGE OF
                                                                             INVESTMENTS IN EACH FUND(1)
----------------------------------------------------------------- ---------------------------------------------------

QUAKER STRATEGIC GROWTH FUND
(DG Capital Management, Inc., sub-adviser)
Manu Daftary                                                                       Over $1,000,000
Chris Perras                                                                       $10,001-$50,000

----------------------------------------------------------------- ---------------------------------------------------
QUAKER CORE EQUITY FUND
(Geewax, Terker & Co., sub-adviser)
John J. Geewax                                                                     Over $1,000,000

----------------------------------------------------------------- ---------------------------------------------------
QUAKER SMALL-CAP GROWTH FUND
(Geewax, Terker & Co., sub-adviser)
John J. Geewax                                                                     Over $1,000,000

----------------------------------------------------------------- ---------------------------------------------------
QUAKER CAPITAL OPPORTUNITIES FUND
(Knott Capital Management, sub-adviser)
Charles A. Knott                                                                  $10,001 - $50,000
J. Michael Barron                                                                 $10,001 - $50,000
Peter M. Schofield                                                               $100,001 - $500,000

----------------------------------------------------------------- ---------------------------------------------------
QUAKER BIOTECH PHARMA-HEALTHCARE FUND
(Sectoral Asset Management, Inc., sub-adviser)
Michael Sjostrom                                                                       None(2)
Stephan Patten                                                                         None(2)

----------------------------------------------------------------- ---------------------------------------------------
QUAKER MID-CAP VALUE FUND
(Global Capital Management, Inc., sub-adviser)
Anthony Soslow                                                                           None
John Hammerschmidt                                                                       None
Phillip Mendelsohn                                                                   $1 - $10,000

----------------------------------------------------------------- ---------------------------------------------------
QUAKER SMALL-CAP VALUE FUND
(Aronson+Johnson+Ortiz, LP, sub-adviser)
Theodore R. Aronson                                                                Over $1,000,000
Kevin M. Johnson                                                                 $100,001 - $500,000
Martha E. Ortiz                                                                 $500,001 - $1,000,000
Gina Marie N. Moore                                                               $50,001 - $100,000

----------------------------------------------------------------- ---------------------------------------------------
QUAKER CORE VALUE FUND
(Geewax, Terker & Co., sub-adviser)
John J. Geewax                                                                     Over $1,000,000

----------------------------------------------------------------- ---------------------------------------------------
____________________________________________

(1)  This column  reflects  investments  in a Fund's shares owned  directly by a portfolio  manager  or  beneficially  owned  by  a  portfolio  manager  (as determined  in  accordance  with  Rule  16a-1(a)(2)  under  the  Securities
     Exchange Act of 1934, as amended).  A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2)  The  portfolio  managers do not own any shares in the Fund because the Fund is not available to be purchased by Canadian investors.

                                       25

Compensation of Portfolio  Managers.  The portfolio  managers of the Adviser and sub-advisers are compensated in the following manner.

DG Capital
DG  Capital  currently  has  two  portfolio  managers.   Mr.  Chris  Perras,  as
co-portfolio  manager,  receives  a  monthly  draw  against  the  projected  net operating  profit of DG Capital and then  receives,  as a bonus, a percentage of the net operating  profit of the firm.  This method of  compensation is based on the premise that superior long-term  performance in managing  portfolios will be rewarded through growth of assets through appreciation and cash flow.

Mr.  Daftary,  as the 100% owner of DG Capital,  receives a monthly draw against the projected net operating  profit of DG Capital and, at the end of each fiscal year,  receives  the net profits of the firm after the  payment of all  expenses
(including bonuses paid to all employees including Mr. Perras).

Both Mr. Perras and Mr.  Daftary  receive  employee  benefits that include group disability, health insurance and participation in a 401(k) plan.

G.T.C.
Mr. Geewax, who owns 50% of G.T.C.,  receives compensation that is tied directly to the profitability of G.T.C. (i.e., shares in the profits of the firm).

Knott Capital
In  addition to highly  competitive  base  salaries,  each  employee,  including
Messrs. Knott, Barron and Schofield,  receive annual cash bonuses based on merit and corporate profitability. Bonuses are extended to all members of the firm.

Incentive   compensation  is  based  partially  on  individual  performance  and partially  on the firm's  performance.  Bonuses are not based on asset growth or returns.  The percentage of  compensation,  which is base salary plus bonus,  or equity incentives, varies among portfolio managers.

Knott  Capital  does  not  compensate  directly  on  performance  of  individual portfolios or any other specific measure. Cash bonuses are determined on overall contributions made by the portfolio  managers and are subjective.  Knott Capital believes  that basing  compensation  on  specific  measures  such as  investment performance can at times create conflicts of interests.

Messrs.  Knott, Barron and Schofield are each compensated in accordance with the aforementioned policy.

S.A.M.
Portfolio  managers are compensated with a competitive  salary,  bonus and stock options in the firm.  The  remuneration  of portfolio  managers  consists of the following  elements:  (a) a salary that is based on a market  rate;  (b) bonuses that are dependent upon the  achievement of specific goals by the individual and the success of the company;  and (c) stock  options in S.A.M.  this depends upon the performance of the individual.  However,  there is no specific formula based on  assets  under  management  or the  portfolio  performance  that  is  used to determine this.

G.C.M.
Messrs.  Soslow,  Hammerschmidt,  and  Mendelsohn  receive  a  base  salary,  an
incentive  bonus   opportunity  and  a  benefits   package.   Portfolio  manager
compensation is reviewed and may be modified each year to reflect changes in the market,  as well as to adjust the factors used to  determine  bonuses to promote good, sustained Fund performance.

Each portfolio manager's compensation consists of the following:

BASE SALARY:  Each portfolio  manager is paid a base salary. In setting the base salary,  G.C.M.'s  intention  is to be  competitive  in light of the  particular portfolio manager's experience and responsibilities.

                                       26

ANNUAL  BONUS:  Each  portfolio  manager is  eligible  to receive an annual cash bonus,  which is based on management  fees received from the Fund. This fee pool is a form of bonus  compensation  and is  shared  equally  by each of the  three portfolio managers.

PERFORMANCE FEE BONUS:  None of the Funds allow for the payment of a performance fee. Other commingled pools and accounts may,  however,  provide for the payment of a performance fee and in those instances, the incentive pool of the portfolio manager may be credited with a percentage of the net performance fee earned,  if any.

AJO

Each of AJO's portfolio  managers is a principal of the firm. All principals are compensated through salary and merit-based bonuses that are awarded entirely for contribution and "elbow grease." The managing  principal of AJO, in consultation with the other senior partners,  determines the bonus amounts for each portfolio manager.  Bonuses can be a significant  portion of a portfolio manager's overall compensation.  Bonus amounts are generally based on the following  factors:  net revenues  and  cash  position  of AJO,  ownership  percentage  of the  portfolio manager, and overall contributions of the portfolio manager to the operations of
AJO.  Principals  also share in the profits of the firm  through  equity-related distributions. Though many of the firm's fee arrangements are performance-based, no individual's compensation is directly tied to account performance.

Other Managed Accounts of Portfolio  Managers.  In addition to the management of the  respective  Funds,  the portfolio  managers  also manage other  accounts as summarized below.

Quaker Strategic Growth Fund
--------------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL ASSETS IN ACCOUNTS
            MANU DAFTARY                                              NUMBER OF ACCOUNTS WHERE    WHERE ADVISORY FEE IS
            CHRIS PERRAS              NUMBER OF     TOTAL ASSETS IN   ADVISORY FEE IS BASED ON      BASED ON ACCOUNT
            (DG Capital)              ACCOUNTS        ACCOUNTS          ACCOUNT PERFORMANCE           PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
  Registered Investment Companies         2         $767.9 million                0                         0
--------------------------------------------------------------------------------------------------------------------------
  Other Pooled Investment Vehicles        2          $13.4 million                2                   $13.4 million
--------------------------------------------------------------------------------------------------------------------------
         Other Accounts(1)                12        $419.3 million                2                   $49.9 million
--------------------------------------------------------------------------------------------------------------------------

Quaker Core Equity Fund
Quaker Small-Cap Growth Fund
Quaker Core Value Fund
--------------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL ASSETS IN ACCOUNTS
                                                                       NUMBER OF ACCOUNTS WHERE    WHERE ADVISORY FEE IS
                                      NUMBER OF     TOTAL ASSETS IN   ADVISORY FEE IS BASED ON      BASED ON ACCOUNT
       JOHN J. GEEWAX (G.T.C.)        ACCOUNTS        ACCOUNTS          ACCOUNT PERFORMANCE           PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
  Registered Investment Companies         5         $143.9 million                0                         0
--------------------------------------------------------------------------------------------------------------------------
  Other Pooled Investment Vehicles        1         $279.7 million                1                   $63.1 million
--------------------------------------------------------------------------------------------------------------------------
         Other Accounts(1)                14         $1.42 billion                1                  $513.3 million
--------------------------------------------------------------------------------------------------------------------------

Quaker Capital Opportunities Fund
--------------------------------------------------------------------------------------------------------------------------
            CHARLES A. KNOTT                                                                     TOTAL ASSETS IN ACCOUNTS
            J. MICHAEL BARRON                                         NUMBER OF ACCOUNTS WHERE    WHERE ADVISORY FEE IS
            PETER M. SCHOFIELD        NUMBER OF     TOTAL ASSETS IN   ADVISORY FEE IS BASED ON      BASED ON ACCOUNT
            (Knott Capital)           ACCOUNTS        ACCOUNTS          ACCOUNT PERFORMANCE           PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
  Registered Investment Companies         1           $25 million                 0                         0
--------------------------------------------------------------------------------------------------------------------------
  Other Pooled Investment Vehicles        1           $3 million                  0                         0
--------------------------------------------------------------------------------------------------------------------------
         Other Accounts(1)              1,984        $949 million                 0                         0
--------------------------------------------------------------------------------------------------------------------------

                                       27

Quaker Biotech Pharma-Healthcare Fund
--------------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL ASSETS IN ACCOUNTS
                                                                       NUMBER OF ACCOUNTS WHERE    WHERE ADVISORY FEE IS
                                      NUMBER OF     TOTAL ASSETS IN   ADVISORY FEE IS BASED ON      BASED ON ACCOUNT
       MICHAEL SJOSTROM (S.A.M.)      ACCOUNTS        ACCOUNTS          ACCOUNT PERFORMANCE           PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
  Registered Investment Companies         0                0                      0                         0
--------------------------------------------------------------------------------------------------------------------------
  Other Pooled Investment Vehicles        4          $1.7 billion                 1                    $63 million
--------------------------------------------------------------------------------------------------------------------------
         Other Accounts(1)                0                0                      0                         0
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL ASSETS IN ACCOUNTS
                                                                       NUMBER OF ACCOUNTS WHERE    WHERE ADVISORY FEE IS
                                      NUMBER OF     TOTAL ASSETS IN   ADVISORY FEE IS BASED ON      BASED ON ACCOUNT
       STEPHAN PATTEN (S.A.M.)        ACCOUNTS        ACCOUNTS          ACCOUNT PERFORMANCE           PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
  Registered Investment Companies         0                0                      0                         0
--------------------------------------------------------------------------------------------------------------------------
  Other Pooled Investment Vehicles        2           $71 million                 2                    $71 million
--------------------------------------------------------------------------------------------------------------------------
         Other Accounts(1)                0                0                      0                         0
--------------------------------------------------------------------------------------------------------------------------

Quaker Mid-Cap Value Fund
--------------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL ASSETS IN ACCOUNTS
                                                                       NUMBER OF ACCOUNTS WHERE    WHERE ADVISORY FEE IS
                                      NUMBER OF     TOTAL ASSETS IN   ADVISORY FEE IS BASED ON      BASED ON ACCOUNT
       ANTHONY SOSLOW (G.C.M.)        ACCOUNTS        ACCOUNTS          ACCOUNT PERFORMANCE           PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
  Registered Investment Companies         0                0                      0                         0
--------------------------------------------------------------------------------------------------------------------------
  Other Pooled Investment Vehicles        0                0                      0                         0
--------------------------------------------------------------------------------------------------------------------------
         Other Accounts(1)                53        $150.0 million                2                   $6.0 million
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL ASSETS IN ACCOUNTS
                                                                       NUMBER OF ACCOUNTS WHERE    WHERE ADVISORY FEE IS
                                      NUMBER OF     TOTAL ASSETS IN   ADVISORY FEE IS BASED ON      BASED ON ACCOUNT
       JOHN HAMMERSCHMIDT (G.C.M.)    ACCOUNTS        ACCOUNTS          ACCOUNT PERFORMANCE           PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
  Registered Investment Companies         0                0                      0                         0
--------------------------------------------------------------------------------------------------------------------------
  Other Pooled Investment Vehicles        1          $3.0 million                 1                   $3.0 million
--------------------------------------------------------------------------------------------------------------------------
         Other Accounts(1)                25         $35.0 million                0                         0
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

                                                                                                 TOTAL ASSETS IN ACCOUNTS
                                                                       NUMBER OF ACCOUNTS WHERE    WHERE ADVISORY FEE IS
                                      NUMBER OF     TOTAL ASSETS IN   ADVISORY FEE IS BASED ON      BASED ON ACCOUNT
       PHILLIP MENDELSOHN (G.C.M.)    ACCOUNTS        ACCOUNTS          ACCOUNT PERFORMANCE           PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
  Registered Investment Companies         0                0                      0                         0
--------------------------------------------------------------------------------------------------------------------------
  Other Pooled Investment Vehicles        0                0                      0                         0
--------------------------------------------------------------------------------------------------------------------------
         Other Accounts(1)                27        $162.0 million                0                         0
--------------------------------------------------------------------------------------------------------------------------

                                       28

Quaker Small-Cap Value Fund
--------------------------------------------------------------------------------------------------------------------------
            THEODORE R. ARONSON
            KEVIN M. JOHNSON                                                                     TOTAL ASSETS IN ACCOUNTS
            MARTHA E. ORTIZ                                         NUMBER OF ACCOUNTS WHERE    WHERE ADVISORY FEE IS
            GINA MARIE N. MOORE        NUMBER OF     TOTAL ASSETS IN   ADVISORY FEE IS BASED ON      BASED ON ACCOUNT
            (AJO)                      ACCOUNTS        ACCOUNTS          ACCOUNT PERFORMANCE           PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
  Registered Investment Companies         9          $3.23 billion                2                    $89 million
--------------------------------------------------------------------------------------------------------------------------
  Other Pooled Investment Vehicles        16         $3.54 billion                4                   $408 million
--------------------------------------------------------------------------------------------------------------------------
         Other Accounts(1)                43         $9.65 billion               38                   $3.31 billion
--------------------------------------------------------------------------------------------------------------------------

_______________________________________________

(1)  These are separately  managed  accounts of  institutional or high net-worth investors for which the portfolio managers provide investment advice.

     Potential  Conflicts of Interest.  Actual or apparent conflicts of interest may arise when a portfolio  manager has day-to-day  management  responsibilities with  respect  to more  than one fund or other  account.  Set  forth  below is a description of material  conflicts of interest that may arise in connection with a portfolio manager who manages multiple funds and/or other accounts:

o    The  management  of multiple  funds and/or  other  accounts may result in a portfolio  manager  devoting  varying  periods of time and attention to the management of each fund and/or other  account.  As a result,  the portfolio manager  may not be able to  formulate  as  complete a strategy or identify equally attractive  investment  opportunities for each of those accounts as might be the case if he or she were to devote  substantially more attention to the management of a single fund.

o    If a portfolio  manager  identifies an investment  opportunity  that may be suitable for more than one fund or other account, a fund may not be able to take full  advantage of that  opportunity  due to an  allocation  of filled purchase or sale orders across all eligible funds and other accounts.

o    At times, a portfolio manager may determine that an investment  opportunity may be  appropriate  for only some of the funds or other accounts for which he or she exercises investment  responsibility,  or may decide that certain of the funds or other accounts should take differing positions with respect to a particular  security.  In these cases, the portfolio manager may place separate  transactions  for one or more funds or other accounts,  which may
     affect  the  market  price  of  the  security  or  the   execution  of  the
     transaction,  or  both,  to the  detriment  of one or more  other  funds or accounts.

o    With   respect   to   securities    transactions   for   the   funds,   the
     Adviser/sub-advisers  determine  which broker to use to execute each order, consistent  with  its  duty  to seek  best  execution  of the  transaction.
     However,  with  respect to certain  other  accounts  (such as other  pooled investment  vehicles  that  are not  registered  mutual  funds,  and  other
     accounts    managed    for    organizations    and    individuals),     the
     Adviser/sub-adviser  may be  limited  by the  client  with  respect  to the selection  of  brokers  or may be  instructed  to direct  trades  through a particular  broker.  In  these  cases,  the  Adviser/sub-adviser  or  their affiliates may place separate,  non-simultaneous,  transactions  for a fund and another  account  that may  temporarily  affect the market price of the security or the execution of the transaction,  or both, to the detriment of the fund or the other account.

o    The   appearance   of  a  conflict   of   interest   may  arise  where  the
     Adviser/sub-adviser   has  an  incentive,   such  as  a  performance  based
     management  fee or other  differing  fee  structure,  which  relates to the management of one fund or other account but not all funds and accounts with
     respect  to  which  a   portfolio   manager   has   day-to-day   management
     responsibilities.

     The  Adviser/sub-advisers  and the Funds have  adopted  certain  compliance policies and  procedures  that are designed to address these types of conflicts.
However,  there is no guarantee that such  procedures will detect each and every situation in which an actual or potential conflict may arise.

                                       29

Specific Conflicts of Interest

Adviser
The Adviser does not manage  separate  accounts.  The Adviser's sole business is that of  investment  adviser to the  various  series of the Trust.  There are no business  activities  unrelated to the Adviser's  responsibilities as investment adviser to the various series of the Trust.  There may exist conflicts  relating to allocation of marketing and sales resources,  as well as regulatory oversight amongst the various Funds. For example,  the Adviser may focus more marketing or sales  resources on one or more  portfolios  for a specific  period.  Similarly, circumstances may require that the Adviser allocate more compliance resources to a certain Fund or Funds during certain periods, particularly during the relevant
Fund's annual advisory agreement renewal process or performance evaluation.

DG Capital
Portfolio  managers at DG Capital  typically manage multiple  accounts that have different investment objectives,  policies and other investment  considerations.
These multiple accounts include,  among others,  mutual funds, separate accounts and commingled accounts. It is the practice of DG Capital to allocate investment opportunities  across all client  portfolios  that have a particular  investment strategy on a pro rata basis based on the above mentioned investment objectives, policies  and other  investment  considerations.  In  addition,  DG Capital  has adopted  brokerage  policies and  procedures  which it believes  are  reasonably designed to address any potential  conflicts  associated with managing  multiple accounts for multiple clients.

G.T.C.
There are,  however,  some  conflicts of interest that may have the potential to arise when managing  multiple  accounts.  For example,  when a portfolio manager receives  compensation  based on  performance  as  opposed  to a fixed  fee or a percentage  of assets  under  management  structure,  a  potential  conflict  of interest may arise between the accounts.  An incentive based fee arrangement may create an  incentive  for a portfolio  manager to make  investments  that may be riskier than would be the case  otherwise,  or may cause a portfolio  manager to spend  more  effort  in  selecting  securities  for these  accounts  in order to increase their commissions from the account. It is, however, the practice of Mr.
Geewax and Mr. Terker to allocate investment  opportunities  across all of their client  portfolios  in a  particular  investment  strategy on a pro-rata  basis, regardless  of the type of fee  that the  portfolio  managers  received  from an account,  that is based on their  overall  portfolio  size,  as well as relative sector and cash balance weightings.  This allocation of investment opportunities alleviates  any  conflict of interest  that may arise with  respect to different compensation  arrangements between accounts and any preferential  treatment that may arise with respect to certain clients.

Another  potential  conflict of interest for  portfolio  managers  occurs when a portfolio manager manages accounts with different investment  strategies,  there may be the  potential  for a  portfolio  manager  to  devote  unequal  time  and attention to the  management  of each  investment  strategy.  Mr. Geewax and Mr.
Terker use models for each  investment  strategy and strive to allocate  time as needed among these investment strategies.

At G.T.C.,  individual  portfolio  managers  may manage  multiple  accounts  for multiple clients. G.T.C. manages potential conflicts between funds or with other types of accounts through  allocation  policies and procedures,  internal review processes and oversight by the Partners. G.T.C. has developed control procedures to ensure that no one client,  regardless of type, is  intentionally  favored at the expense of another, with the same investment philosophy.

In addition,  due to differences in the  investment  strategies or  restrictions between the Fund and other  accounts,  a portfolio  manager may take action with respect to another  account  that  differs from the action taken with respect to the Fund. Besides pro-rata allocation procedures, whenever conflicts of interest arise,  the  portfolio  manager will  endeavor to exercise his  discretion  in a manner that he believes is equitable to all interested persons.

Knott Capital

At Knott Capital, individual portfolio managers may manage multiple accounts for multiple  clients.  Knott Capital manages  potential  conflicts between funds or with  other  types of  accounts  through  allocation  policies  and  procedures, internal review processes and oversight by the chief  compliance  officer and/or his  designee.  Knott  Capital  does not always  feel  certain  investments  are appropriate for all accounts. In these instances, Knott Capital may not allocate certain  investments  to all  accounts.  Knott  Capital  has  developed  control procedures to ensure that

                                       30

no one client,  regardless of type, is  intentionally  favored at the expense of another.  When  appropriate,  all  accounts  will  receive a  pro-rata  share of investment  opportunities.  When trades  can't be blocked due to client  imposed restrictions, Knott Capital will execute transactions in a random manner.

S.A.M.
The  greatest  potential  conflict  of  interest  lies  with the  allocation  of transactions across different portfolios.  S.A.M. makes sure that it treats each of its  clients  fairly by having a clear and  simple  allocation  policy.  This policy is described in S.A.M.'s compliance manual in detail. Orders that are not completely  filled are allocated pro rata among the  different  portfolios.  The same price is received for the same order by the  different  portfolios.  S.A.M.
does not have any affiliation  with any broker and does not distribute any fund.
S.A.M.  requires that all its investment  professionals hold the CFA designation or are  enrolled  in the CFA  program.  All of them  adhere  to the CFA  code of ethics.

G.C.M.
Because the portfolio  managers  manage assets for other  institutions,  pension plans, high net worth individuals, there may be an incentive to favor one client over another  resulting in conflicts of interest.  For instance,  the G.C.M. may receive fees from certain accounts that are higher than the fee it receives from the Fund,  or it may receive a  performance  based fee on certain  accounts.  In those  instances,  the  portfolio  managers  may have an  incentive to favor the higher and/or performance-based fee accounts over the Fund. G.C.M. adopted trade allocation  and other  policies and  procedures  that it believes are reasonably designed to address these and other conflicts of interest.

AJO
It is possible  that  conflicts  of interest  may arise in  connection  with the portfolio  managers'  management of the Fund on the one hand and other  accounts for which the  portfolio  managers are  responsible  on the other.  For example, portfolio managers may have conflicts of interest in allocating management time, resources,  and  investment  opportunities  among  the Fund and  other  accounts advised by the  portfolio  managers.  Differences  between  accounts may lead to additional conflicts. For example, accounts may differ in terms of fee structure
(fixed  versus   performance-based)   and  size  (and,  hence,   absolute  fee).
Differences in the investment  strategies or  restrictions  between the Fund and the other accounts may cause the portfolio  managers to take action with respect to another  account that differs from the action taken with respect to the Fund.
However,  AJO has  policies  and  procedures  in place to mitigate  conflicts of interest.  For  example,  our  fixed-fee  schedules  are  standardized  and  all fixed-fee  accounts  of similar  size and  similar  mandate  are  subject to our most-favored-nation fee policy.  Investment  opportunities and aggregated trades are both subject to policies  requiring fair treatment across accounts,  without regard to account size or fee type.  All  material  conflicts  are  disclosed in
AJO's Form ADV.

PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION

Distributor.  Effective November 17, 2006, the Trust entered into a distribution
agreement  (the  "Distribution   Agreement")  with  Quasar   Distributors,   LLC
("Quasar"),  located at 615 East Michigan  Street,  Milwaukee,  WI 53202,  under which Quasar has agreed to act as principal  underwriter  and to use  reasonable efforts to distribute each Fund's Class A, Class B and Class C Shares. Quasar is a wholly owned  subsidiary of US Bancorp and is affiliated  with US Bancorp Fund
Services, LLC, the transfer agent for the Funds.

     Pursuant to the Distribution  Agreement,  Quasar receives the sales load on sales of Class A, Class B and Class C Shares of the Funds and reallows a portion of the sales load to broker-dealers.  Quasar also receives the distribution fees payable pursuant to the Funds' Rule 12b-1  Distribution Plans for Class A, Class
B and Class C Shares described below.  There is no Rule 12b-1  distribution plan for Institutional  Class Shares of the Funds. The Distribution  Agreement may be
terminated  at any time  upon 60 days'  written  notice,  without  payment  of a penalty,  by Quasar,  by vote of a majority of the  outstanding  class of voting securities  of the  affected  Fund,  or by vote of a  majority  of the  Board of
Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Agreement.  The
Distribution  Agreement  will  terminate  automatically  in  the  event  of  its assignment.

     Pursuant to the Distribution Agreement, Quasar facilitates the registration of the  Funds'  shares  under  state  Blue Sky laws and  assists  in the sale of shares. The shares of the Funds are continuously offered by Quasar. Quasar

                                       31

is not  obligated  to sell any  specific  number  of shares of the Funds but has undertaken to sell such shares on a best efforts basis.

     Quasar from time to time may  reallow all or a portion of the sales  charge on Class A Shares to individual selling dealers.  The aggregate dollar amount of
underwriting   commissions   and  the  amount  retained  by  Citco  Mutual  Fund
Distributors,  Inc. ("CMFD"),  the Funds' previous distributor,  for each of the last three fiscal years ended June 30 is as follows.

------------------------------------ -----------------------------------------------------------------------------------
                                                                       Class A Shares
                                                2006                        2005                        2004
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
Fund                                                   After                       After                       After
                                      Aggregate     Reallowance    Aggregate    Reallowance    Aggregate    Reallowance
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
Quaker Strategic Growth Fund         $1,860,579       $36,578      $964,400       $19,644      $885,310       $45,580
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
Quaker Core Equity Fund                    $425            $8        $2,032           $46       $11,962          $753
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
Quaker Small-Cap Growth Fund             $6,056          $109        $1,995           $37          $837           $45
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
Quaker Capital Opportunities Fund       $13,807          $269       $46,444          $904       $29,577        $1,780
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
Quaker Biotech Pharma-Healthcare
Fund                                    $52,098          $963       $70,057        $1,354      $147,900        $8,201
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
Quaker Mid-Cap Value Fund              $123,331        $2,405      $179,206        $3,451       $81,977        $5,429
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
Quaker Small-Cap Value Fund            $161,836        $3,313       $50,436          $942       $51,812        $3,496
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
Quaker Core Value Fund                   $3,459           $67            --            --        $2,177           $63
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------

     For the fiscal  years ended June 30,  2006,  2005 and 2004,  CMFD  retained front-end sales loads of $43,722,  $27,599 and $66,605,  respectively,  from the sale of Class A Shares of the Funds.

--------------------------- -------------------- ----------------------- ---------------------- ------------------------
                              Net Underwriting       Compensation on
    Name of Principal           Discounts and        Redemptions and
       Underwriter              Commissions           Repurchases         Brokerage Commissions    Other Compensation
--------------------------- -------------------- ----------------------- ---------------------- ------------------------
Citco Mutual Fund                 $43,722                 N/A*                   N/A*                    N/A*
Distributors, Inc.
--------------------------- -------------------- ----------------------- ---------------------- ------------------------

*    For  providing  underwriting  services to the Funds,  CMFD  retains  twenty percent (20%) of the underwriting concessions from the sale of Fund shares.
     For the fiscal  year  ended  June 30,  2006,  CMFD  received  approximately
     $218,614 in underwriter  concessions.  The Chief  Executive  Officer of the
     Trust, as a registered representative licensed with CMFD and as wholesalers for the Funds,  received  approximately  $174,892 in commissions during the previous fiscal year. This amount was determined by an agreement based on a percentage of the above underwriter commissions.

     Distribution  Plan (Rule 12b-1 Plans).  The Trust has adopted  distribution plans under Rule 12b-1 of the 1940 Act (the  "Plans"),  whereby each share class of each Fund other than the  Institutional  Class Shares may pay to Quasar,  the
Adviser and others a distribution fee in the amount of up to (i) 0.25% per annum of the average  daily net asset  value of Class A Shares of each Fund,  and (ii)
0.75% per annum of the  average  daily net asset value of each of Class B Shares of each Fund (except for Quaker Core Value Fund) and Class C Shares of each Fund
(except for Quaker Core Value Fund).

     The Plans permit each Fund to compensate  Quasar, the Adviser and others in connection with activities  intended to promote the sale of each class of shares of each Fund (except for  Institutional  Class Shares).  Expenditures  under the
Plans may consist  of: (i)  commissions  to sales  personnel  for  selling  Fund shares; including travel,  entertainment and business development expenses; (ii)
compensation,  sales  incentives  and payments to sales,  marketing  and service personnel;  (iii) payments to  broker-dealers  and other financial  institutions that have entered into agreements with Quasar in the form of a Dealer  Agreement for services  rendered in connection with the sale and distribution of shares of
the  Funds;   (iv)  payment  of  expenses  incurred  in  sales  and  promotional activities,  including  advertising  expenditures  related to the Funds; (v) the costs of preparing  and  distributing  promotional  materials;  (vi) the cost of printing the Funds'  Prospectus  and  Statement of  Additional  Information  for
distribution to potential  investors;  (vii) website  maintenance  fees;  (viii)
interest on loan;  (ix) bank fees; (x) temporary  help;  (xi)  telephone;  (xii)
Raymond    James    Wrap    Program;    (xiii)    consulting/research;     (xiv)
consulting/research fee; (xv) Class

                                       32

A Shares trailer commission; (xvi) Class B Shares debt servicing; (xvii) Class B
Shares trailer commission;  (xviii) Class C Shares debt servicing; (xix) Class C
Shares  trailer  commissions;  and (vii) other  activities  that are  reasonably calculated to result in the sale of shares of the Funds.

     A portion of the fees paid to Quasar,  the Adviser  and others  pursuant to the Plans,  not exceeding 0.25% annually of the average daily net assets of each
Fund's shares, may be paid as compensation for providing services to each Fund's shareholders,  including  assistance in  connection  with  inquiries  related to shareholder  accounts (the  "Service  Fees").  In order to receive  Service Fees under the Plans,  participants must meet such  qualifications as are established in the sole discretion of Quasar, such as services to each Fund's  shareholders;
services  providing each Fund with more efficient  methods of offering shares to coherent  groups of clients;  members or  prospects of a  participant;  services
permitting  more  efficient   methods  of  purchasing  and  selling  shares;  or
transmission of orders for the purchase or sale of shares by  computerized  tape or other electronic equipment; or other processing.

     The Board of Trustees has concluded  that there is a reasonable  likelihood that the Plans will  benefit each Fund and its  shareholders  and that the Plans should result in greater  sales and/or fewer  redemptions  of Fund shares.  On a quarterly  basis,  the Trustees will review a report on  expenditures  under the
Plans and the  purposes for which  expenditures  were made.  The  Trustees  will conduct an additional, more extensive review annually in determining whether the
Plans  should  be  continued.  Continuation  of the  Plans  from year to year is contingent on annual approval by a majority of the Trustees acting separately on behalf  of each Fund and class and by a  majority  of the  Trustees  who are not
"interested  persons"  (as  defined  in the 1940  Act) and who have no direct or indirect  financial  interest  in the  operation  of the  Plans  or any  related agreements (the "Plan Trustees"). The Plans provide that they may not be amended to increase materially the costs that a Fund may bear pursuant to the applicable
Plan without  approval of the  shareholders  of the affected  class of shares of each Fund and that other material  amendments to the Plans must be approved by a majority of the Plan Trustees acting  separately on behalf of each Fund, by vote cast  in  person  at a  meeting  called  for the  purpose  of  considering  such amendments.  The Plans  further  provide that while each Plan is in effect,  the selection and nomination of Trustees who are not  "interested  persons" shall be committed to the discretion of the Trustees who are not "interested  persons." A
Plan may be terminated at any time by vote of a majority of the Fund Trustees or a majority of the outstanding shares of the Class of shares of the affected Fund to which the Plan relates.

     Total dollar  amounts  paid by each of the Funds  pursuant to the Plans for the fiscal year ended June 30, 2006 are as follows:

--------------------------------------------- ----------------------- ----------------------- -----------------------
NAME OF FUND                                         CLASS A                 CLASS B                 CLASS C
--------------------------------------------- ----------------------- ----------------------- -----------------------
Quaker Strategic Growth Fund                        $1,792,507                $199,212                $885,977
--------------------------------------------- ----------------------- ----------------------- -----------------------
Quaker Core Equity Fund                                $21,785                  $1,523                  $1,096
--------------------------------------------- ----------------------- ----------------------- -----------------------
Quaker Small-Cap Growth Fund                            $1,576                  $1,389                  $2,471
--------------------------------------------- ----------------------- ----------------------- -----------------------
Quaker Capital Opportunities Fund                      $34,181                 $14,372                $127,523
--------------------------------------------- ----------------------- ----------------------- -----------------------
Quaker Biotech Pharma-Healthcare Fund                  $37,953                 $17,371                 $44,142
--------------------------------------------- ----------------------- ----------------------- -----------------------
Quaker Mid-Cap Value Fund                             $109,810                 $31,276                $155,363
--------------------------------------------- ----------------------- ----------------------- -----------------------
Quaker Small-Cap Value Fund                            $72,155                 $11,738                 $85,096
--------------------------------------------- ----------------------- ----------------------- -----------------------
Quaker Core Value Fund                                  $5,825                  --                      --
--------------------------------------------- ----------------------- ----------------------- -----------------------

     Amounts spent on behalf of each of the Funds on various  items  pursuant to the Plans during the fiscal year ended June 30, 2006 are as follows:

                                                            Class A Shares

------------------------------ ----------- ------------ -------------- ----------- ------------- ---------- ----------
                                           Printing &
                                           Mailing of
                                           Prospectuses                                           Interest,
                                            to Other                   Compensation               Carrying
                                              Than      Compensation     to        Compensation   or Other
                                             Current         to        Broker-       to Sales    Financing
Name of Fund                   Advertising Shareholders Underwriters   Dealers       Personnel     Charges   Other*
------------------------------ ----------- ------------ -------------- ----------- ------------- ---------- ----------
Quaker Strategic Growth Fund     $179,222      $8,390      $369,270    $1,899,210      $826,523    $15,831   $234,203
------------------------------ ----------- ------------ -------------- ----------- ------------- ---------- ----------
Quaker Core Equity Fund            $2,178        $102        $4,488       $23,082       $10,045       $192     $2,846
------------------------------ ----------- ------------ -------------- ----------- ------------- ---------- ----------
Quaker Small-Cap Growth Fund         $158          $7          $325        $1,670          $727        $14       $206
------------------------------ ----------- ------------ -------------- ----------- ------------- ---------- ----------

                                       33

------------------------------ ----------- ------------ -------------- ----------- ------------- ---------- ----------
                                           Printing &
                                           Mailing of
                                           Prospectuses                                           Interest,
                                            to Other                   Compensation               Carrying
                                              Than      Compensation     to         Compensation   or Other
                                             Current         to        Broker-       to Sales    Financing
Name of Fund                   Advertising Shareholders Underwriters   Dealers       Personnel     Charges   Other*
------------------------------ ----------- ------------ -------------- ----------- ------------- ---------- ----------
Quaker Capital Opportunities       $3,418        $160        $7,042       $36,216       $15,761       $302     $4,466
Fund
------------------------------ ----------- ------------ -------------- ----------- ------------- ---------- ----------
Quaker Biotech                     $3,795        $178        $7,819       $40,212       $17,500       $335     $4,959
Pharma-Healthcare Fund
------------------------------ ----------- ------------ -------------- ----------- ------------- ---------- ----------
Quaker Mid-Cap Value Fund         $10,979        $514       $22,622      $116,347       $50,633       $970    $14,347
------------------------------ ----------- ------------ -------------- ----------- ------------- ---------- ----------
Quaker Small-Cap Value Fund        $7,214        $338       $14,865       $76,451       $33,271       $637     $9,428
------------------------------ ----------- ------------ -------------- ----------- ------------- ---------- ----------
Quaker Core Value Fund               $582         $27        $1,200        $6,172        $2,686        $51       $761
------------------------------ ----------- ------------ -------------- ----------- ------------- ---------- ----------

*    The category  designated as "Other"  includes fees paid in connection  with dealer services and wholesaler activities.

                                                            Class B Shares

------------------------------ ----------- ------------ -------------- ----------- ------------- ---------- -----------
                                           Printing &
                                           Mailing of
                                           Prospectuses                                           Interest,
                                            to Other                   Compensation               Carrying
                                              Than      Compensation      to       Compensation   or Other
                                             Current         to        Broker-       to Sales    Financing
Name of Fund                   Advertising Shareholders Underwriters   Dealers       Personnel     Charges   Other*
------------------------------ ----------- ------------ -------------- ----------- ------------- ---------- -----------
Quaker Strategic Growth Fund       --          --           $42,527      $4,571         --          --      $115,114
------------------------------ ----------- ------------ -------------- ----------- ------------- ---------- -----------
Quaker Core Equity Fund            --          --              $325        $318         --          --          $880
------------------------------ ----------- ------------ -------------- ----------- ------------- ---------- -----------
Quaker Small-Cap Growth Fund       --          --              $296        $290         --          --          $802
------------------------------ ----------- ------------ -------------- ----------- ------------- ---------- -----------
Quaker Capital Opportunities                                 $3,068      $2,999                               $8,305
Fund                               --          --                                       --          --
------------------------------ ----------- ------------ -------------- ----------- ------------- ---------- -----------
Quaker Biotech                                               $3,708      $3,625                              $10,038
Pharma-Healthcare Fund             --          --                                       --          --
------------------------------ ----------- ------------ -------------- ----------- ------------- ---------- -----------
Quaker Mid-Cap Value Fund          --          --            $6,677      $6,527         --          --       $18,073
------------------------------ ----------- ------------ -------------- ----------- ------------- ---------- -----------
Quaker Small-Cap Value Fund        --          --            $2,506      $2,450         --          --        $6,783
------------------------------ ----------- ------------ -------------- ----------- ------------- ---------- -----------
Quaker Core Value Fund             --          --            --            --           --          --          --
------------------------------ ----------- ------------ -------------- ----------- ------------- ---------- -----------

*    The category  designated as "Other"  includes fees paid in connection  with dealer  services and  wholesaler  activities.  Total amount is paid as debt servicing to finance Class B Shares.

                                                            Class C Shares

------------------------------ ----------- ------------ -------------- ----------- ------------- ---------- -----------
                                           Printing &
                                           Mailing of
                                           Prospectuses                                           Interest,
                                            to Other                   Compensation               Carrying
                                              Than      Compensation      to       Compensation   or Other
                                             Current         to        Broker-       to Sales    Financing
Name of Fund                   Advertising Shareholders Underwriters   Dealers       Personnel     Charges   Other*
------------------------------ ----------- ------------ -------------- ----------- ------------- ---------- -----------
Quaker Strategic Growth Fund       --          --          $518,956     $86,763         --          --      $280,258
------------------------------ ----------- ------------ -------------- ----------- ------------- ---------- -----------
Quaker Core Equity Fund            --          --              $642        $107         --          --          $347
------------------------------ ----------- ------------ -------------- ----------- ------------- ---------- -----------
Quaker Small-Cap Growth Fund       --          --            $1,447        $242         --          --          $782
------------------------------ ----------- ------------ -------------- ----------- ------------- ---------- -----------
Quaker Capital Opportunities                                $74,696     $12,488                              $40,339
Fund                               --          --                                       --          --
------------------------------ ----------- ------------ -------------- ----------- ------------- ---------- -----------
Quaker Biotech                                              $25,856      $4,323                              $13,963
Pharma-Healthcare Fund             --          --                                       --          --
------------------------------ ----------- ------------ -------------- ----------- ------------- ---------- -----------
Quaker Mid-Cap Value Fund          --          --           $91,003     $15,215         --          --       $49,145
------------------------------ ----------- ------------ -------------- ----------- ------------- ---------- -----------
Quaker Small-Cap Value Fund        --          --           $49,844      $8,333         --          --       $26,918
------------------------------ ----------- ------------ -------------- ----------- ------------- ---------- -----------
Quaker Core Value Fund             --          --            --            --           --          --          --
------------------------------ ----------- ------------ -------------- ----------- ------------- ---------- -----------

*    The category  designated as "Other"  includes fees paid in connection  with dealer  services and  wholesaler  activities.  Total amount is paid as debt servicing to finance Class C Shares.

                                       34

CUSTODIAN

Effective August 25, 2006, Brown Brothers Harriman  ("BBH&Co") replaced Wachovia
Bank, N.A. ("Wachovia") as custodian to the Funds. BBH&Co.,  located at 40 Water
Street,  Boston,  MA 02109,  serves as the custodian for each Fund's assets.  As custodian,  BBH&Co.  acts as the  depositary  for each Fund's  assets,  holds in safekeeping  its portfolio  securities,  collects all income and other  payments with respect to portfolio securities, disburses monies at the Fund's request and maintains  records in connection with its duties as custodian.  For its services to the Trust,  BBH&Co.  is paid a fee based on the net asset  value of each Fund and is  reimbursed  by the Trust for its  disbursements,  certain  expenses  and charges based on an out-of-pocket  schedule agreed upon by BBH&Co. and the Trust from time to time.

     For the fiscal years ended June 30, 2004, 2005 and 2006, the Funds previous custodian, Wachovia, was paid the following custodial fees:

----------------------------------------------- ---------------------- ---------------------- -----------------------
Fund                                                    2006                   2005                    2004
----------------------------------------------- ---------------------- ---------------------- -----------------------
Quaker Strategic Growth Fund                           $90,152                $58,085                 $45,282
----------------------------------------------- ---------------------- ---------------------- -----------------------
Quaker Core Equity Fund                                 $2,218                 $5,253                  $7,795
----------------------------------------------- ---------------------- ---------------------- -----------------------
Quaker Small-Cap Growth Fund                            $2,386                 $3,657                  $4,162
----------------------------------------------- ---------------------- ---------------------- -----------------------
Quaker Capital Opportunities Fund                       $8,980                 $9,805                  $9,213
----------------------------------------------- ---------------------- ---------------------- -----------------------
Quaker Biotech Pharma-Healthcare Fund                  $13,076                 $8,196                  $5,193
----------------------------------------------- ---------------------- ---------------------- -----------------------
Quaker Mid-Cap Value Fund                              $14,563                $20,696                 $16,428
----------------------------------------------- ---------------------- ---------------------- -----------------------
Quaker Small-Cap Value Fund                            $14,449                $12,854                 $10,584
----------------------------------------------- ---------------------- ---------------------- -----------------------
Quaker Core Value Fund                                  $2,094                 $2,053                  $1,797
----------------------------------------------- ---------------------- ---------------------- -----------------------

TRANSFER AGENT AND ADMINISTRATOR

As of November 20, 2006, US Bancorp Fund  Services,  LLC ("USB"),  serves as the
Fund's transfer, dividend paying, and shareholder servicing agent. Prior to that date,  Citco  Mutual  Fund  Services,  Inc.  ("CMFS")  was the Funds'  transfer, dividend paying, and shareholder servicing agent.

     USB, subject to the supervision of the Board of Trustees,  provides certain services  pursuant to an agreement  with the Trust  ("Transfer  Agent  Servicing
Agreement").  USB maintains the records of each shareholder's  account,  answers shareholder  inquiries concerning accounts,  processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

     CMFS will  continue to serve as  administrator  to the Trust  pursuant to a written  agreement  with the Trust until Dec. 10, 2006.  Effective  December 11,
2006,  BBH&Co.  will act as  administrator  to the Trust  pursuant  to a written agreement  with the Trust.  BBH&Co.  supervises all aspects of the operations of the  Fund  except  those  performed  by the  Fund's  Adviser  under  the  Fund's investment advisory  agreements.  BBH&Co. (and CMFS, until December 10, 2006) is responsible for:

     (a)  calculating the Fund's net asset value;

     (b)  preparing and  maintaining  the books and accounts  specified in Rules
          31a-1and 31a-2 of the 1940 Act;

     (c)  preparing financial statements contained in reports to stockholders of the Fund;

     (d)  preparing the Fund's federal and state tax returns;

     (e)  preparing reports and filings with the SEC;

     (f)  preparing filings with state Blue Sky authorities; and

     (g)  maintaining the Fund's financial accounts and records.

                                       35

     For its services to the Trust,  the Trust pays BBH&Co.  an annual fee, paid monthly,  based on the aggregate  average net assets of the Funds, as determined by  valuations  made as of the close of business  at the end of the month.  Each
Fund is charged its pro rata share of such expenses.

     Prior to December 11, 2006,  CMFS served as the Fund's  transfer  agent and administrator.  For the fiscal year ended June 30, 2004,  the Funds paid to CMFS aggregate fees of $1,180,380  for transfer  agency and  administration  services provided.  For the  fiscal  year  ended  June  30,  2005,  CMFS  earned  fees of
$1,463,777 and waived $9,836 for $1,453,941.  For the fiscal year ended June 30,
2006, the Funds paid to CMFS aggregate  transfer agency fees of $1,775,935.  The aggregate  transfer  agency fees paid to CMFS also include fund  accounting  and administration fees.

LEGAL COUNSEL

Stradley  Ronon  Stevens  &  Young,  LLP,  One  Commerce  Square,   Suite  2600,
Philadelphia,  PA 19103,  serves as counsel to the Trust and to the  Independent
Trustees of the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Briggs,   Bunting  &  Dougherty,   LLP,  Two  Penn  Center  Plaza,   Suite  820,
Philadelphia,  PA 19102, was the Independent  Registered Public  Accountants for
the Trust for the fiscal year ending June 30, 2006.  PricewaterhouseCoopers  LLP is the  Independent  Registered  Public  Accounting  Firm for the  Trust for the
fiscal year ending June 30, 2007.

CODES OF ETHICS

Pursuant to Rule 17j-1 of the 1940 Act and Rule 204A-1 of the  Advisers  Act of,
each  Adviser/sub-adviser  has  adopted a Code of  Ethics  that  applies  to the personal  trading  activities  of their  employees.  The Code of Ethics for each
Adviser/sub-adviser  establishes standards for personal securities  transactions by  employees  covered  under the Codes of  Ethics.  Under the Codes of  Ethics, employees have a duty at all times to place the interests of shareholders  above their own, and never to take inappropriate advantage of their position. As such, employees are  prohibited  from  engaging in, or  recommending,  any  securities transaction that involves any actual or potential  conflict of interest,  or any abuse of an employee's position of trust and responsibility.

     The Codes of Ethics adopted by each  Adviser/sub-adviser  applies to it and
its  affiliates,   and  has  been  adopted  by  the  Trust.   All  employees  of
Adviser/sub-advisers are prohibited from recommending securities transactions by the advised Fund(s) without  disclosing his or her interest,  and are prohibited from disclosing  current or anticipated  portfolio  transactions with respect to the advised Fund to anyone unless it is properly  within his or her duties to do
so.  Employees  who are also  deemed  investment  personnel  under  each Code of
Ethics,  defined  as any  person  who,  in  connection  with his or her  regular functions or duties,  makes,  participates in, or obtains information  regarding the  purchase or sale of a security by the  respective  Adviser/sub-adviser,  or whose functions relate to the making of any recommendations with respect to such purchases  or sales,  are  required to  pre-clear  with their  local  compliance officer  transactions  involving initial public offerings or private  placements which present conflicts of interest with the Funds.

     The Codes of Ethics  adopted by the  Adviser/sub-advisers  are  designed to ensure that access persons act in the interest of the Fund(s) for which they act as investment adviser with respect to any personal trading of securities.  Under the  Adviser's/sub-advisers'  Codes of  Ethics,  access  persons  are  generally prohibited from knowingly buying or selling securities (except for mutual funds,
U.S.  government  securities  and  money  market  instruments)  which  are being purchased,  sold or considered  for purchase or sale by the Fund(s) unless their proposed purchases are approved in advance.

     The  Adviser/sub-advisers   have  established  under  the  Code  of  Ethics
compliance  procedures to review the personal  securities  transactions of their associated  persons in an effort to ensure compliance with the Code of Ethics in accord with Rule 17j-1 of the 1940 Act and Rule 204A-1 of the Advisers Act.

     The Funds'  principal  underwriter  also has adopted its own Code of Ethics pursuant to Rule 17j-1 of the 1940 Act.

                                       36

     Copies of the Codes of Ethics are on file with and publicly  available from the SEC.

PROXY VOTING POLICIES

The Boards of Trustees of the Trust have delegated the authority to vote proxies for the  portfolio  securities  held by the  Funds  to  each  Fund's  respective
Adviser/sub-adviser  in accordance with the proxy voting policies adopted by the
Adviser/sub-advisers.  The proxy voting policies of each  Adviser/sub-adviser is attached as exhibits to this Statement of Additional  Information.  Shareholders may obtain  information  about how each Fund voted proxies  related to portfolio securities for the most recent  12-month  period ended June 30, without  charge, upon  request,  by calling  1-800-220-8888  or by accessing the SEC's website at
www.sec.gov.

REPORTS TO SHAREHOLDERS

The fiscal year of the Trust ends on June 30.  Shareholders of each Fund will be provided at least  semi-annually  with reports showing the portfolio of the Fund and other  information,  including an annual  report with  financial  statements audited by the independent registered  accountants.  In addition, the Trust will send to each  shareholder  having an account directly with the Trust a quarterly statement showing  transactions in the account, the total number of shares owned and any dividends or  distributions  paid.  Inquiries  regarding any Fund may be directed in writing to US Bancorp Fund Services,  LLC, P. O. Box 701, Milwaukee,
WI 53201 or by calling 1-800-220-8888.

--------------------------------------------------------------------------------
                              BROKERAGE ALLOCATION
--------------------------------------------------------------------------------

The advisory/subadvisory  agreements provide that the Adviser/sub-advisers shall be responsible for the selection of brokers and dealers for the execution of the portfolio  transactions of the respective Fund that they  advise/sub-advise and, when  applicable,  the negotiation of commissions in connection  therewith.  The
Trust has no obligations to deal with any  broker-dealer  or group of brokers or dealers in the execution of transactions in portfolio securities.

     Purchase  and sale  orders  will  usually be placed  with  brokers  who are selected  based on their  ability to achieve  "best  execution"  of such orders.
"Best  execution"  means  prompt and reliable  execution  at the most  favorable security price, taking into account the other provisions  hereinafter set forth.
The  determination  of what  may  constitute  best  execution  and  price in the execution  of a  securities  transaction  by  a  broker  involves  a  number  of considerations,  including  the overall  direct net economic  result to the Fund
(involving  both price paid or  received  and any  commissions  and other  costs paid),  the efficiency  with which the  transaction is effected,  the ability to effect the transaction at all where a large block is involved,  the availability of the broker to stand ready to execute possibly  difficult  transactions in the
future,  and  the  financial   strength  and  stability  of  the  broker.   Such
considerations  are  weighed  by the  Adviser/sub-advisers  in  determining  the overall reasonableness of brokerage commissions.

     The Adviser and each  sub-adviser  is authorized to allocate  brokerage and principal business to brokers who have provided brokerage and research services, as such services are defined in Section 28(e) of the Securities  Exchange Act of
1934, as amended (the "1934 Act"), for the Trust and/or other accounts for which the  Adviser/sub-adviser  exercises investment discretion (as defined in Section
3(a)(35)  of the 1934 Act) and,  as to  transactions  for  which  fixed  minimum commission  rates are not  applicable,  to cause a Fund to pay a commission  for effecting a securities  transaction in excess of the amount another broker would
have  charged  for  effecting  that  transaction,   if  the  Adviser/sub-adviser
determines  in good  faith  that such  amount of  commission  is  reasonable  in relation to the value of the  brokerage and research  services  provided by such
broker,   viewed  in  terms  of  either  that  particular   transaction  or  the
Adviser's/sub-adviser's  overall  responsibilities  with respect to the Fund. In reaching such  determination,  the  Adviser/sub-adviser  will not be required to place or to  attempt  to  place a  specific  dollar  value  on the  research  or execution  services of a broker or on the portion of any  commission  reflecting
either  of  said  services.   Research  services  provided  by  brokers  to  the
Adviser/sub-adviser  includes that which brokerage houses customarily provide to institutional  investors and statistical and economic data and research  reports on particular companies and industries.

     The Adviser/sub-adviser may purchase or sell portfolio securities on behalf of a Fund in agency or principal transactions. In agency transactions,  the Fund generally  pays  brokerage  commissions.  In  principal  transactions,  the Fund generally does not pay  commissions.  However,  the aggregate price paid for the security will usually  include an undisclosed  "mark-up" or selling  concession.
The Adviser/sub-adviser normally purchases fixed-

                                       37

income securities on a net basis from primary market makers acting as principals for the securities.  The  Adviser/sub-adviser  may purchase certain money market instruments  directly from an issuer  without  paying  commissions or discounts.
Certain  sub-advisers  generally purchase and sell  over-the-counter  securities directly with principal market makers who retain the difference in their cost in
the  security  and  its  selling  price,   although  in  some  instances,   such
sub-advisers  may determine that better prices are available from  non-principal market makers who are paid commissions directly.  G.C.M.,  sub-adviser to Quaker
Mid-Cap  Value Fund,  G.T.C.,  sub-adviser  to Quaker Core Equity  Fund,  Quaker
Small-Cap   Growth   Fund  and  Quaker   Core  Value   Fund,   generally   trade
over-the-counter securities with non-principal market makers.

     The  Adviser and one or more of the  sub-advisers  may  aggregate  sale and purchase orders for the Funds with similar orders made  simultaneously for other clients of the  sub-adviser.  The  Adviser/sub-adviser  will do so when,  in its judgment,  such aggregation will result in overall economic benefit to the Fund, taking into consideration the advantageous selling or purchase price,  brokerage commission, and other expenses.

     If an aggregate order is executed in parts at different  prices,  or two or more separate orders for two or more of a  sub-adviser's  clients are entered at approximately the same time on any day and are executed at different prices, the sub-adviser has discretion, subject to its fiduciary duty to all its clients, to use an average  price at which such  securities  were  purchased or sold for the
Fund and each of the clients for whom such orders were executed.

     The  amount of  brokerage  commissions  paid by each Fund  during the three fiscal years ended June 30, 2004, 2005 and 2006 are set forth below:

---------------------------------------------- ---------------------------------------------------------------------
                                                                    Total Amount of Brokerage
---------------------------------------------                            Commissions Paid
Name of Fund
---------------------------------------------- ----------------------- ---------------------- ----------------------
                                                        2006                   2005                   2004
---------------------------------------------- ----------------------- ---------------------- ----------------------
Quaker Strategic Growth Fund                         $3,578,724             $2,877,281             $4,920,278
---------------------------------------------- ----------------------- ---------------------- ----------------------
Quaker Core Equity Fund                                  $9,380                $10,250                $42,345
---------------------------------------------- ----------------------- ---------------------- ----------------------
Quaker Small-Cap Growth Fund                             $7,151                 $3,942                $11,089
---------------------------------------------- ----------------------- ---------------------- ----------------------
Quaker Capital Opportunities Fund                      $155,916               $252,865               $268,547
---------------------------------------------- ----------------------- ---------------------- ----------------------
Quaker Biotech Pharma-Healthcare Fund                  $126,679               $125,326                $38,526
---------------------------------------------- ----------------------- ---------------------- ----------------------
Quaker Mid-Cap Value Fund                              $113,177               $398,574               $126,308
---------------------------------------------- ----------------------- ---------------------- ----------------------
Quaker Small-Cap Value Fund                             $92,062                $68,000                $71,081
---------------------------------------------- ----------------------- ---------------------- ----------------------
Quaker Core Value Fund                                   $2,378                 $1,185                 $2,773
---------------------------------------------- ----------------------- ---------------------- ----------------------
______________________

COMMISSION RECAPTURE

The  sub-advisers   maintain  a  commission   recapture   program  with  certain
broker-dealers  for Quaker  Strategic Growth Fund and Quaker Mid-Cap Value Fund.
Under that  program,  a percentage  of  commissions  generated by the  portfolio transactions  for those Funds is rebated to the Funds by the  broker-dealer  and are used to offset the respective  Fund's total expenses.  Participation  in the program is voluntary and the sub-advisers receive no benefit from the recaptured commissions.  The following table represents the total estimated  brokerage paid to brokers  participating  in the  commission  recapture  program and the actual amount of  commission  recaptured  by the  respective  Funds for the fiscal year ended June 30, 2006:

------------------------------------- ----------------------- -------------------------
Fund                                     Commissions Paid      Commissions Recapture
------------------------------------- ----------------------- -------------------------
Quaker Strategic Growth Fund                 $768,152                 $384,076
------------------------------------- ----------------------- -------------------------
Quaker Capital Opportunities Fund            $65,122                  $14,683
------------------------------------- ----------------------- -------------------------
Quaker Mid-Cap Value Fund                    $62,067                  $27,519
------------------------------------- ----------------------- -------------------------

                                       38

AFFILIATED TRANSACTIONS

When buying or selling  securities,  the  sub-advisers  may execute trades for a
Fund with  broker-dealers  that are affiliated with the Trust, the Adviser,  the sub-advisers  or their  affiliates,  and the Fund  may pay  commissions  to such broker-dealers  in accordance with procedures  adopted by the Board of Trustees.
The  Trust has  adopted  procedures  to  monitor  and  control  such  affiliated brokerage  transactions,  which is  reported  to and  reviewed  by the  Board of
Trustees at least quarterly.

     Mr. King, the Chief  Executive  Officer and  Treasurer,  and Trustee of the
Trust,  as  a  registered   representative   for  Radnor  Research  and  Trading
("Radnor"),  received a portion of the brokerage  commissions paid to affiliated brokers for portfolio brokerage commissions executed on behalf of the Funds. For the fiscal year ended June 30, 2006,  brokerage  commissions  paid to Radnor for portfolio  transactions  executed on behalf of the Funds were $768,152,  $65,122 and $62,067 for Quaker Strategic Growth Fund, Quaker Capital  Opportunities Fund
and Quaker Mid-Cap Value Fund, respectively.

     For the  fiscal  years  ended June 30,  2004,  2005,  2006,  the Funds paid brokerage commissions as set forth below:

----------------------------------- ------------------------------------ --------------- --------------- --------------
                                                                                                          Percentage
                                                                                                           of Fund's
                                                                           Aggregate                       Aggregate
                                                                         Dollar Amount   Percentage of      Dollar
                                                                               of         Fund's Total     Amount of
                                                                             Fund's        Amount of     Transactions
                                                                           Brokerage       Brokerage       Involving
                                        Aggregate Dollar Amount of        Commissions     Commissions     Payment of
                                     Fund's Brokerage Commissions Paid        Paid          Paid to       Commissions
Name of Fund                                  To QSI & Radnor              To Radnor         Radnor        to Radnor
----------------------------------- ------------------ ------------- --- --------------- --------------- --------------
                                         2004(1)           2005               2006            2006           2006
----------------------------------- ------------------ ------------- --- --------------- --------------- --------------
Quaker Strategic Growth Fund             $1,912,248      $926,224             $768,152       21.46%         20.42%
----------------------------------- ------------------ ------------- --- --------------- --------------- --------------
Quaker Core Equity Fund                      $9,700              *                   *               *              *
----------------------------------- ------------------ ------------- --- --------------- --------------- --------------
Quaker Small-Cap Growth Fund                   $714              *                   *               *              *
----------------------------------- ------------------ ------------- --- --------------- --------------- --------------
Quaker Capital Opportunities Fund
                                           $120,404      $173,913              $65,122       41.77%         35.48%
----------------------------------- ------------------ ------------- --- --------------- --------------- --------------
Quaker Biotech Pharma-Healthcare             $2,473                                  *               *              *
Fund                                                      $23,148
----------------------------------- ------------------ ------------- --- --------------- --------------- --------------
Quaker Mid-Cap Value Fund                         *      $275,080              $62,067       54.84%         40.92%
----------------------------------- ------------------ ------------- --- --------------- --------------- --------------
Quaker Small-Cap Value Fund                  $1,826          $760                    *               *              *
----------------------------------- ------------------ ------------- --- --------------- --------------- --------------
Quaker Core Value Fund                       $1,603           $40                    *               *              *
----------------------------------- ------------------ ------------- --- --------------- --------------- --------------
___________________________________

     (1)  Only applicable to QSI.
     *    No commissions paid during period.

--------------------------------------------------------------------------------
                             SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The Trust offers Class A, B, C and  Institutional  Class Shares.  Class B Shares
are only available through reinvested  dividends and exchanges between the Class
B Shares of other Funds. Each Class involves  different sales charges,  features and expenses as described more fully in the Prospectus.

PURCHASES AND SALES THROUGH BROKERS

The Funds  have  authorized  one or more  brokers  to  receive  on their  behalf purchase  and  redemption  orders.  Such  brokers are  authorized  to  designate intermediaries  to receive orders on the Funds' behalf. A Fund will be deemed to have received an order when an authorized broker or  broker-authorized  designee receives the order. Customer

                                       39

orders,  in such  cases,  will be priced at the Fund's net asset value per share
next  computed  after  they  are  received  by  an  authorized   broker  or  the
broker-authorized designee. Investors who purchase shares on a load waived basis may be charged a fee by their  broker or agent if they  effect  transactions  in
Fund shares through a broker or agent that waives the front end load.

SALES CHARGE REDUCTIONS AND WAIVERS

Prior to June 23,  2000,  the only  class of shares  offered  by the Funds  were
No-Load  Class  shares.  Following  shareholder  approval on June 23, 2000,  all
No-Load Class shares were  converted to Class A Shares on the condition that any shareholder that held such No-Load Class shares of Funds in their accounts prior to June 23,  2000,  were exempt from sales  charges on all future  purchases  of
Class A  Shares  of  those  Funds  in their  account.  However,  this  permanent exemption  does not apply to new  accounts  opened  after  June 23,  2000 and to accounts of an otherwise exempt  shareholder  opened in another name. An initial sales charge is not imposed on Class B, C and Institutional Class Shares.

     Class A Shares of all Funds are  offered  subject  to the  following  sales charge schedule:

------------------------------------ -------------------------- --------------------------- --------------------------
                                                                                                Amount Reallowed to
                                         Sales Load (as % of      Sales Load (as % of Net         Dealers (as % of
          Purchase Amount                  Offering Price)            Amount Invested)            Offering Price)
------------------------------------ -------------------------- --------------------------- --------------------------
up to $49,999                                  5.50%                      5.82%                       5.00%
------------------------------------ -------------------------- --------------------------- --------------------------
$50,000 - $99,999                              4.75%                      4.99%                       4.25%
------------------------------------ -------------------------- --------------------------- --------------------------
$100,000 - $249,999                            3.75%                      3.90%                       3.25%
------------------------------------ -------------------------- --------------------------- --------------------------
$250,000 - $499,999                            2.75%                      2.83%                       2.50%
------------------------------------ -------------------------- --------------------------- --------------------------
$500,000 - $999,999                            2.00%                      2.04%                       1.75%
------------------------------------ -------------------------- --------------------------- --------------------------
$1,000,000 and over                            1.00%                      1.01%                       0.75%
------------------------------------ -------------------------- --------------------------- --------------------------

     Waivers of Front-End Sales Charges.  Class A Shares  Front-End Sales Charge
Waivers.  Front-end  sales charges will not apply to purchases of Class A Shares by or through:

     1. Employees and employee related accounts of the Adviser and sub-advisers,
Trustees and affiliated persons of the Trust.

     2.   Fee-based   registered   investment   advisers   for  their   clients,
broker-dealers  with wrap fee accounts,  and registered  investment  advisers or brokers for their own accounts.

     3.  Qualified   retirement   plan  that  places  either  (i)  100  or  more
participants  or (ii) $300,000 or more of combined  participants  initial assets into the Funds, in the aggregate.

     4. Fee-based Trust companies and bank trust departments investing on behalf of their clients if clients pay the bank or trust company an asset-based fee for trust or asset management services.

     5. Broker-dealers and other financial  institutions  (including  registered representatives,  registered  investment  advisers and financial  planners) that have  entered  into a  selling  agreement  with  Quasar  (or  otherwise  have an arrangement with a broker-dealer or other financial  institution with respect to sales of fund shares), on behalf of clients participating in a fund supermarket, wrap program, or other program in which clients pay a fee for advisory services, executing  transactions in Fund shares,  or for otherwise  participating  in the program.

     6. Employees of broker-dealers and other financial institutions  (including registered  investment advisers and financial planners) that have entered into a selling  agreement  with  Quasar  (or  otherwise  having an  arrangement  with a broker-dealer  or other  financial  institution  with  respect  to sales of fund shares), and their immediate family members, as allowed by the internal policies of their employer.

     7. Insurance company separate accounts.

                                       40

     8. Reinvestment of capital gains distributions and dividends.

     9.  College  savings  plans  qualified  under  Section 529 of the  Internal
Revenue  Code whose  sponsors or  administrators  have entered into an agreement with  Quasar or any of its  affiliates  to perform  advisory  or  administrative services.

     10. Companies  exchanging  shares with or selling assets to a Fund pursuant to a merger, acquisition or exchange offer.

     11.  Organizations  described in Section  501(c)(3) of the Internal Revenue
Code.

     12. Charitable remainder trusts.

     13. Certain tax qualified plans of  administrators  who have entered into a service agreement with Quasar or the Fund.

     14. Other  categories of  investors,  at the  discretion  of the Board,  as disclosed in the then current Prospectus of the Funds.

     Contingent  Deferred  Sales Charge  Waivers.  A Contingent  Deferred  Sales
Charge  ("CDSC")  is imposed on Class B and Class C Shares as  disclosed  in the current  Prospectus.  However, a CDSC will not be imposed on: (i) Class B Shares redeemed  after 7 years from  purchase;  Class C Shares  redeemed after thirteen
(13)  months  from  purchase;  (ii) the  increase  in the net asset value of the shares  above  the  original  costs of the  shares  redeemed;  or  (iii)  shares purchased  through  reinvestment  of dividends or  distributions  and/or  shares acquired in exchange for shares of other Funds  offered by the Trust.  Moreover, in  determining  whether a CDSC is  applicable,  it will be assumed that amounts described in (i), (ii) and (iii) above (in that order) are redeemed first.

     In addition, the CDSC, if otherwise applicable,  will be waived for Class B
Shares in the case of:

     (1)  redemptions  of shares held at the time a shareholder  dies or becomes disabled,  only if the  shares  are:  (a)  registered  either  in the name of an individual  shareholder  (not a trust),  or in the names of such shareholder and his or her spouse as joint tenants with right of survivorship;  or (b) held in a qualified  corporate or  self-employed  retirement plan,  Individual  Retirement
Account ("IRA") or Custodial Account under Section 403(b)(7)  ("403(b) Custodial
Account")  of the  Internal  Revenue  Code,  provided  in  either  case that the redemption is requested within one year of the death or initial determination of disability;

     (2) redemptions in connection with minimum  required  distributions  from a qualified  corporate or  self-employed  retirement plan following  retirement or attainment of age 70 1/2, or from an IRA or 403(b) Custodial  Account  following attainment  of age 59 1/2,  but only with respect to that portion of the minimum distribution which bears the same relation to the entire mandatory  distribution as the shares of each class bear to the total assets in the plan;

     (3) redemptions under the Systematic  Withdrawal Plan, subject to a maximum of 10% per year of the account balance, and further subject to a minimum balance of $10,000 at the beginning of the Systemic Withdrawal Plan;

     (4)  pursuant  to the  right of the  Trust  to  liquidate  a  shareholder's account; and

     (5) in  connection  with  exchanges for shares of the same class of another
Fund offered by the Trust.

     With reference to (1) above, for the purpose of determining disability, the
Distributor  utilizes the definition of disability contained in Section 72(m)(7)
of the  Internal  Revenue  Code,  which  relates to the  inability  to engage in gainful  employment.  With reference to (2) above, the term  "distribution" does not encompass direct transfer of

                                       41

IRA,  403(b)  Custodial  Accounts  or  retirement  plan  assets  to a  successor custodian or trustee.  All waivers will be granted only following receipt by the
Distributor of confirmation of the shareholder's entitlement.

CONVERSION FEATURE

Class B Shares are sold at net asset value  without an initial  sales  charge so that the full  amount  of an  investor's  purchase  payment  may be  immediately invested  in the  Fund.  A CDSC,  however,  will be  imposed  on  Class B Shares redeemed  within  seven  years  after  purchase.  Class B  Shares  will  convert automatically into Class A Shares once the economic  equivalent of a 5.00% sales charge  is  recovered  by the  Fund(s)  for each  investment  account,  which is normally  after seven (7) years.  The recovery of the economic  equivalent  of a
5.00% sales  charge may take longer than seven (7) years in the event of adverse market  conditions.  In such  event,  the Class B Shares  would  continue  to be subject to Class B 12b-1 fees until the sales charge is recovered.

     Effectiveness  of the  conversion  feature  is  subject  to the  continuing availability  of a ruling of the  Internal  Revenue  Service  or an  opinion  of counsel that:  (i) the  conversion of shares does not constitute a taxable event under the Internal Revenue Code, (ii) Class A Shares received on conversion will have a basis equal to the  shareholder's  basis in the converted  Class B Shares immediately  prior to the  conversion,  and  (iii)  Class A Shares  received  on conversion  will have a holding  period that includes the holding  period of the converted Class B Shares.  The conversion feature may be suspended if the ruling or opinion is no longer available.  In such event, Class B Shares would continue to be subject to Class B 12b-1 fees.

REDEEMING SHARES

     Redemptions  of each Fund's  shares will be made at net asset value ("NAV")
less any applicable CDSC. Each Fund's NAV is determined on days on which the New
York Stock Exchange ("NYSE") is open for trading, as discussed further below.

     Redemptions In-Kind.  The Funds do not intend, under normal  circumstances, to redeem their securities by payment  in-kind.  It is possible,  however,  that conditions may arise in the future which would,  in the opinion of the Trustees, make it  undesirable  for the Funds to pay for all  redemptions in cash. In such case,  the  Board  of  Trustees  may  authorize  payment  to be made in  readily marketable portfolio securities of the Fund.  Securities delivered in payment of redemptions  would be valued at the same value assigned to them in computing the net asset value per share.  Shareholders  receiving  them would incur  brokerage costs when these  securities  are sold. An  irrevocable  election has been filed under Rule 18f-1 of the 1940 Act,  wherein each Fund has committed itself to pay redemptions in cash,  rather than in-kind,  to any  shareholder of record of the
Fund who redeems during any ninety-day period, the lesser of (a) $250,000 or (b)
one percent (1%) of the Fund's net asset value at the beginning of such period.

--------------------------------------------------------------------------------
                      NET ASSET VALUE, DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

Net Asset Value.  Each Fund  determines its net asset value each day the NYSE is open for trading.  The NYSE is closed on the following holidays,  in addition to
Saturdays and Sundays:  New Year's Day, Martin Luther King, Jr. Day, President's
Day, Good Friday,  Memorial Day,  Independence Day, Labor Day,  Thanksgiving Day
and Christmas Day.

     Portfolio  securities,  including  ADR's and  options,  which are traded on stock  exchanges  will be  valued  at the last  sale  price  as of the  close of business on the day the securities  are being valued or,  lacking any sales,  at the last available bid price.  Securities  traded in the over-the counter market and listed on The NASDAQ Stock  Market  ("NASDAQ")  are  normally  valued at the
NASDAQ Official Closing Price. Other over-the-counter  market securities will be valued at the last available bid price in the  over-the-counter  market prior to the time of valuation.  Money market  securities will be valued at market value, except that  instruments  maturing within 60 days of the valuation are valued at amortized  cost.  The other  securities and assets of each Fund for which market quotations may not be readily available (including  restricted  securities which are  subject to  limitations  as to their  sale) will be valued at fair value as determined  in good faith by or under the  direction  of the Board of  Trustees.
Securities  quoted  in  foreign  currencies  will be  converted  to U.S.  dollar equivalents using prevailing market exchange rates.

                                       42

     Suspension of the  Determination  of Net Asset Value. The Board of Trustees
may suspend the determination of net asset value and,  accordingly,  redemptions for a Fund for the whole or any part of any period  during which (i) the NYSE is closed (other than for customary weekend and holiday closings),  (ii) trading on the NYSE is restricted,  (iii) an emergency exists as a result of which disposal of  securities  owned by the  Fund is not  reasonably  practicable  or it is not reasonably  practicable  for the Fund fairly to  determine  the value of its net assets, or (iv) the SEC may by order permit for the protection of the holders of the Fund's shares.

     Distributions of Net Investment  Income. The Funds receive income generally in the form of dividends and interest on their  investments.  This income,  less expenses  incurred  in the  operation  of a Fund,  constitutes  the  Fund's  net investment  income from which income  dividends may be paid to you. If you are a taxable  investor,  any  distributions  by a Fund from such  income  (other than qualified  dividend income  received by  individuals)  will be taxable to you at ordinary  income tax rates,  whether you receive  them in cash or in  additional shares.  Distributions  from  qualified  dividend  income  will  be  taxable  to individuals at long-term  capital gain rates,  provided  certain  holding period requirements  are met. See the  discussion  below under the heading,  "Qualified
Dividend Income for Individuals."

     Distributions  of Capital  Gains.  The Funds may realize a capital  gain or loss  in  connection  with  sales  or  other  dispositions  of  their  portfolio securities.  Distributions  from net short-term  capital gain will be taxable to you as  ordinary  income.  Distributions  paid from the excess of net  long-term capital  gain  over  net  short-term  capital  loss  will be  taxable  to you as long-term  capital  gain,  regardless of how long you have held your shares in a
Fund.  Any net  short-term or long-term  capital gain realized by a Fund (net of any capital loss  carryovers)  generally will be distributed  once each year and may be  distributed  more  frequently,  if  necessary,  in  order to  reduce  or eliminate federal excise or income taxes on the Fund.

     Returns of Capital. If a Fund's distributions exceed its taxable income and capital  gains  realized  during  a  taxable  year,  all  or a  portion  of  the distributions  made in the same taxable year may be  recharacterized as a return of capital to shareholders.  A return of capital distribution will generally not be taxable,  but will reduce each  shareholder's cost basis in a Fund and result in a higher  reported  capital  gain or lower  reported  capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

     Investments in Foreign Securities.

     Effect of  Foreign  Withholding  Taxes.  A Fund may be  subject  to foreign withholding  taxes on income from certain  foreign  securities.  This,  in turn, could reduce the Fund's distributions paid to you.

     Effect of foreign debt investments on distributions.  Most foreign exchange gains realized on the sale of debt  securities are treated as ordinary income by a  Fund.  Similarly,  foreign  exchange  losses  realized  on the  sale  of debt
securities   generally  are  treated  as  ordinary  losses.   These  gains  when
distributed  are  taxable to you as  ordinary  income,  and any losses  reduce a
Fund's  ordinary  income  otherwise  available  for  distribution  to you.  This treatment could increase or decrease a Fund's ordinary income  distributions  to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

     PFIC  securities.  A Fund may invest in securities of foreign entities that could be deemed for tax  purposes  to be passive  foreign  investment  companies
(PFICs). When investing in PFIC securities,  each Fund intends to mark-to-market these  securities  and  recognizes any gains at the end of its fiscal and excise
(described  below) tax years.  Deductions  for losses are allowable  only to the extent of any current or previously  recognized  gains.  These gains (reduced by allowable  losses)  are  treated as  ordinary  income that a Fund is required to distribute, even though it has not sold the securities. You should also be aware that the  designation  of a foreign  security as a PFIC security would cause its income  dividends  to  fall  outside  of the  definition  of  qualified  foreign corporation dividends.  These dividends will not qualify for the reduced rate of taxation on qualified  dividends for  individuals  when  distributed to you by a
Fund.  If a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market  election,  the Fund may be subject to U.S. federal income tax on a portion of any "excess  distribution"  or gain from the  disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred  taxes  arising  from such  distributions  or gains.

                                       43

     Information  on the Amount and Tax  Character of  Distributions.  The Funds
will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid,  and will  advise you of their tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary  income,  qualified  dividends  or  capital  gains,  and in the case of
non-U.S.   shareholders,   a  Fund  may  further  designate  and  distribute  as
interest-related  dividends and short-term capital gain dividends,  a percentage of  income  that may not be equal to the  actual  amount  of this type of income earned during the period of your investment in the Fund.  Taxable  distributions declared by a Fund in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

     Election  to be Taxed as a  Regulated  Investment  Company.  Each  Fund has
elected to be treated as a regulated  investment  company under  Subchapter M of the  Internal  Revenue  Code of 1986,  as amended (the "Code") and intends to so qualify during the current  fiscal year. As a regulated  investment  company,  a
Fund  generally pay no federal income tax on the income and gains it distributes to you. The Board of Trustees  reserves the right not to distribute a Fund's net long-term  capital  gain or not to  maintain  the  qualification  of a Fund as a regulated  investment  company  if it  determines  such a course of action to be beneficial to shareholders.  If net long-term  capital gain is retained,  a Fund would be taxed on the gain,  and  shareholders  would be notified  that they are entitled to a credit or refund for the tax paid by the Fund.  If a Fund fails to qualify as a regulated investment company, the Fund would be subject to federal, and  possibly  state,  corporate  taxes on its  taxable  income and  gains,  and distributions  to you will be taxed as  dividend  income  to the  extent of such
Fund's earnings and profits.

     In order to qualify as a regulated  investment  company for federal  income tax purposes, each Fund must meet certain specific requirements, including:

     (i) the Fund must maintain a  diversified  Fund of  securities,  wherein no security,  including the securities of a qualified  publicly traded  partnership
(other  than  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 25% of the Fund's  total  assets,  and,  with respect to 50% of the Fund's total assets,  no  investment  (other than cash and cash  items,  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 5% of the Fund's  total  assets or 10% of the outstanding voting securities of the issuer;

     (ii) the Fund must derive at least 90% of its gross income from  dividends, interest,  payments  with respect to  securities  loans,  gains from the sale or disposition of stock, securities or foreign currencies,  or other income derived with  respect  to its  business  of  investing  in such  stock,  securities,  or currencies,  and net income  derived  from an interest  in a qualified  publicly traded partnership; and

     (iii)  the Fund must  distribute  to its  shareholders  at least 90% of its investment  company  taxable  income and net  tax-exempt  income for each of its fiscal years.

     Excise Tax  Distribution  Requirements.  A mutual fund,  such as a Fund, is required to distribute its income and gains on a calendar year basis, regardless of fund's fiscal year end as follows:

     Required Distributions.  To avoid federal excise taxes, the Code requires a
Fund to  distribute  to you by  December  31 of each  year,  at a  minimum,  the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the  twelve-month  period ending  October 31; and 100% of any  undistributed  amounts from the prior year.
The Funds intend to declare and pay these  distributions  in December (or to pay them in January,  in which case you must treat them as received in December) but can give no assurances  that its  distributions  will be sufficient to eliminate all taxes.

     Post-October  Losses.  Because the periods  for  measuring a mutual  fund's income are  different  for excise and  income  tax  purposes  special  rules are required to protect the amount of earnings and profits  needed to support excise tax distributions.  For instance, if a mutual fund that uses October 31st as the measurement period for paying out capital gain net income realizes a net capital loss after October 31 and before the close of its taxable year,  the fund likely would have  insufficient  earnings  and profits for that taxable year to support the dividend  treatment of its required  distributions  for that calendar  year.
Accordingly, a Fund is permitted to elect to treat net capital losses

                                       44

realized between November 1 and March 31 of each year ( "post-October  loss") as occurring on the first day of the following tax year.

     Sales,  Exchanges  and  Redemption  of Fund Shares.  Sales,  exchanges  and redemptions (including redemptions in-kind) are taxable transactions for federal and state  income tax  purposes.  If you redeem  your Fund  shares the  Internal
Revenue Service requires you to report any gain or loss on your  redemption.  If you held your shares as a capital asset,  the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

     Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption  of shares  held for six months or less will be treated as  long-term capital loss to the extent of any long-term  capital gain  distributed to you by the Fund on those shares.

     Wash Sales.  All or a portion of any loss that you realize on a  redemption of your Fund shares will be  disallowed  to the extent that you buy other shares in the Fund  (through  reinvestment  of dividends or  otherwise)  within 30 days before or after your share  redemption.  Any loss  disallowed  under these rules will be added to your tax basis in the new shares.

     Deferral of basis - Class A shares only.  In reporting  gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

     IF:

     o    In your original purchase of Fund shares,  you received a reinvestment right (the right to reinvest your sales  proceeds at a reduced or with no sales charge), and

     o    You sell some or all of your  original  shares within 90 days of their purchase, and

     o    You reinvest the sales proceeds in the Fund or in another Quaker Fund, and the  sales  charge  that  would  otherwise  apply  is  reduced  or eliminated;

     THEN:

     In reporting  any gain or loss on your sale,  all or a portion of the sales charge that you paid for your  original  shares is  excluded  from your tax basis in the shares sold and added to your tax basis in the new shares.

     U.S.  Government  Securities.  Income  earned on  certain  U.S.  government obligations  is exempt  from  state and local  personal  income  taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct  obligations of the U.S.  government,  subject in some states to minimum  investment  or reporting  requirements  that must be met by a
Fund.  Income  on  Fund  investments  in  other  certain  obligations,  such  as repurchase agreements collateralized by U.S. government obligations,  commercial paper and federal agency-backed  obligations (e.g., Government National Mortgage
Association (GNMA) or Federal National Mortgage Association (FNMA) obligations), generally  does not qualify for  tax-free  treatment.  The rules on exclusion of this income are different for corporations.

     Qualified Dividend Income for Individuals.  For individual shareholders,  a portion of the dividends paid by a Fund may be qualified  dividends eligible for taxation at  long-term  capital  gain rates.  This  reduced  rate  generally  is available  for  dividends  paid by a Fund out of dividends  earned on the Fund's
investment   in  stocks  of  domestic   corporations   and   qualified   foreign
corporations.  Dividends  from PFICs are not eligible to be treated as qualified dividend income.

     Both  the  Fund  and  the  investor  must  meet  certain   holding   period
requirements to qualify Fund dividends for this treatment.  Specifically, a Fund must hold the stock for at least 61 days during the 121-day period  beginning 60 days before the stock becomes ex-dividend.  Similarly, investors must hold their
Fund  shares for at least 61 days during the 121-day  period  beginning  60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date following the  declaration of a dividend on which the purchaser of stock is not entitled to receive the

                                       45

dividend  payment.  When  counting the number of days you held your Fund shares, include the day you sold your shares but not the day you acquired these shares.

     While the income  received in the form of a qualified  dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its fiscal  year, a Fund will  designate  the portion of its ordinary  dividend  income that meets the  definition of qualified  dividend income  taxable  at  reduced  rates.  If 95% or more of a Fund's  income is from qualified  sources,  it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

     Dividends-Received  Deduction  for  Corporations.  The portion of dividends paid by a Fund that  qualifies  for the corporate  dividends-received  deduction will be designated each year in a notice mailed to the Fund's shareholders,  and cannot  exceed the gross amount of dividends  received by the Fund from domestic
(U.S.)  corporations  that  would  have  qualified  for  the  dividends-received deduction in the hands of the Fund if the Fund was a regular  corporation.  If a
Fund's income is derived  primarily  from either  investments  in foreign rather than domestic  securities or interest rather than  dividends,  generally none of its distributions  are expected to qualify for the corporate  dividends-received deduction.

     The availability of the dividends-received  deduction is subject to certain holding  period and debt  financing  restrictions  imposed under the Code on the corporation  claiming  the  deduction.  The amount that a Fund may  designate as eligible for the  dividends-received  deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were  debt-financed or held by the Fund for less than a minimum  period of time,  generally 46 days during a
91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your  Fund  shares  are  debt-financed  or held by you for less than a 46-day period then the  dividends-received  deduction for Fund dividends on your shares may be reduced or eliminated.  Even if designated as dividends  eligible for the dividends-received  deduction,  all dividends  (including any deducted  portion)
must be included in your alternative minimum taxable income calculation.

     Investment  in  Complex  Securities.   The  Funds  may  invest  in  complex
securities (e.g.,  futures,  options,  short-sales,  PFICs,  etc.) that could be subject to numerous  special and  complex  tax rules.  These rules could  affect whether gain or loss recognized by a Fund is treated as ordinary or capital,  or
as  interest  or  dividend  income.   These  rules  could  also  accelerate  the
recognition of income to a Fund (possibly causing the Fund to sell securities to raise the cash for  necessary  distributions).  These rules could defer a Fund's ability to  recognize a loss,  and, in limited  cases,  subject the Fund to U.S.
federal income tax on income from certain foreign securities. These rules could, therefore,  affect the amount, timing, or character of the income distributed to you by a Fund.

     Derivatives.  Each  Fund is  permitted  to invest in  certain  options  and futures contracts to hedge a Fund's portfolio or for other permissible  purposes consistent  with  that  Fund's  investment  objective.  If a  Fund  makes  these investments,  it could be required to mark-to-market these contracts and realize any unrealized  gains and losses at its fiscal year end even though it continues to hold the  contracts.  Under  these  rules,  gains or losses on the  contracts generally would be treated as 60% long-term and 40% short-term  gains or losses, but gains or losses on certain  foreign  currency  contracts would be treated as ordinary  income or  losses.  In  determining  its net  income  for  excise  tax purposes,  a Fund also  would be  required  to  mark-to-market  these  contracts annually  as of October 31 (for  capital  gain net  income and  ordinary  income arising from certain foreign currency contracts),  and to realize and distribute any resulting income and gains.

     Constructive  Sales.  A Fund's  entry into a short sale  transaction  or an option or other  contract  could be  treated  as the  "constructive  sale" of an
"appreciated  financial  position," causing it to realize gain, but not loss, on the position.

                                       46

     Tax Straddles.  A Fund's investment in options and futures contracts (or in substantially  similar or related  property) in connection  with certain hedging transactions  could cause it to hold  offsetting  positions in securities.  If a
Fund's risk of loss with  respect to specific  securities  in its  portfolio  is substantially  diminished by the fact that it holds other  securities,  the Fund could be deemed to have  entered into a tax  "straddle"  or to hold a "successor position"  that would  require any loss  realized  by it to be deferred  for tax purposes.

     Short sales and  securities  lending  transactions.  A Fund's  entry into a short sale  transaction  or an option or other  contract could be treated as the
"constructive  sale"  of an  "appreciated  financial  position,"  causing  it to realize gain, but not loss, on the position.  Additionally,  a Fund's entry into securities  lending  transactions may cause the replacement income earned on the loaned  securities  to fall  outside of the  definition  of  qualified  dividend income. This replacement income generally will not be eligible for reduced rates of  taxation  on  qualified  dividend  income,  and,  to the  extent  that  debt securities are loaned,  will generally not qualify as qualified  interest income for foreign withholding tax purposes.

     Investments in securities of uncertain tax character.  Each Fund may invest in securities the U.S. Federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such  securities  or the income  from such  securities  differs  from the tax treatment  expected by a Fund, it could affect the timing or character of income recognized by the Fund,  requiring the Fund to purchase or sell  securities,  or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

     Backup Withholding.  By law, a Fund must withhold a portion of your taxable dividends and sales proceeds unless you:

          o    provide your correct social  security or taxpayer  identification number,
          o    certify that this number is correct,
          o    certify that you are not subject to backup withholding, and
          o    certify that you are a U.S.  person  (including  a U.S.  resident alien).

     A  Fund  also  must  withhold  if  the  IRS  instructs  it to do  so.  When withholding  is  required,  the amount will be 28% of any  dividends or proceeds paid.  The special U.S. tax  certification  requirements  applicable to non-U.S.
investors are described under the "Non-U.S. Investors" heading below.

     Non-U.S.  Investors.  Non-U.S. Investors may be subject to U.S. withholding and estate tax and are subject to special U.S. tax  certification  requirements.
Foreign  persons as to the United States should consult their tax advisors about the  applicability of U.S. tax withholding and the use of the appropriate  forms to certify their status.

     In general.  The United States imposes a flat 30% withholding tax (or lower treaty rate) on U.S. source dividends.

     Capital Gain  Dividends & Short-Term  Capital Gain  Dividends.  In general, capital  gain  dividends  paid by a Fund from  either  long-term  or  short-term capital  gains (other than gain  realized on  disposition  of U.S. real property interests) are not subject to U.S.  withholding tax unless you are a nonresident alien  individual  present  in  the  United  States  for  a  period  or  periods aggregating 183 days or more during the taxable year.

     Interest-Related Dividends.  Interest-related dividends paid by a Fund from qualified  interest income are not subject to U.S.  withholding tax.  "Qualified interest income"  includes,  in general,  U.S. source (1) bank deposit interest,
(2)  short-term  original  discount and (3) interest  (including  original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership  in which  the Fund is a  10-percent  shareholder  or is  contingent
interest,   and  (4)  any  interest-related   dividend  from  another  regulated
investment  company.  While each Fund makes every effort to disclose any amounts
of  interest-related   dividends  distributed  to  its  non-U.S.   shareholders,
intermediaries  who  have  assumed  tax  reporting   responsibilities  on  these
distributions  may not have fully  developed  systems  that will allow these tax withholding benefits to be passed through to them.

                                       47

     Sunset Date for  Short-Term  Capital Gain  Dividends  and  Interest-Related
Dividends.  The exemption from withholding for short-term capital gain dividends and  interest-related  dividends  paid by a Fund is effective for dividends paid with respect to taxable years of the Fund beginning  after December 31, 2004 and before January 1, 2008, unless such exemption is extended or made permanent.

     Other.  Ordinary  dividends  paid by a Fund to  non-U.S.  investors  on the income earned on portfolio  investments in (i) the stock of domestic and foreign corporations,  and (ii) the debt of foreign  issuers  continue  to be subject to
U.S.  withholding  tax. If you hold your Fund shares in  connection  with a U.S.
trade  or  business,  your  income  and  gains  will be  considered  effectively connected  income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

     U.S. Estate Tax. A partial exemption from U.S estate tax may apply to stock in a Fund held by the estate of a nonresident  decedent.  The amount  treated as exempt is based upon the  proportion  of the assets held by a Fund at the end of
the  quarter   immediately   preceding  the  decedent's   death  that  are  debt
obligations,  deposits,  or other  property  that would  generally be treated as situated  outside  the  United  States  if held  directly  by the  estate.  This provision  applies to decedents dying after December 31, 2004 and before January
1, 2008, unless such provision is extended or made permanent.

     U.S Tax Certification  Rules.  Special U.S. tax certification  requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence.  In general, a non-U.S.  shareholder must provide a Form W-8BEN (or other  applicable Form W-8) to establish that you are not a U.S. person,  to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a  resident  of a country  with  which the  United  States  has an income tax treaty. A Form W-8BEN provided  without a U.S.  taxpayer  identification  number will  remain in effect for a period  beginning  on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

THIS  DISCUSSION  OF "NET ASSET VALUE,  DIVIDENDS  AND TAXES" IS NOT INTENDED OR
WRITTEN TO BE USED AS TAX ADVICE AND DOES NOT  PURPORT TO DEAL WITH ALL  FEDERAL
TAX CONSEQUENCES APPLICABLE TO ALL CATEGORIES OF INVESTORS, SOME OF WHICH MAY BE
SUBJECT TO SPECIAL RULES. YOU SHOULD CONSULT YOUR OWN TAX ADVISOR REGARDING YOUR
PARTICULAR CIRCUMSTANCES BEFORE MAKING AN INVESTMENT IN A FUND.

--------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time the Funds may quote total return figures. "Total Return" for a period is the  percentage  change in value during the period of an investment in
Fund shares,  including the value of shares acquired through reinvestment of all dividends and capital gains distributions.  "Average Annual Total Return" is the average  annual  compounded  rate of  change in value  represented  by the Total
Return Percentage for the period.

       Average Annual Total Return is computed as follows: P(1+T)[n] = ERV

               Where:

               P = a hypothetical initial investment of $1000

               T = average annual total return

               n = number of years

               ERV = ending redeemable value of shares at the end of the period

                                       48

     Each Fund's  performance  is a function  of  conditions  in the  securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing a Fund's performance and in providing some basis for comparison with other investment  alternatives,  it should not be
used  for  comparison  with  other  investments  using  different   reinvestment
assumptions or time periods.

     For the purpose of  determining  net  investment  income,  the  calculation includes, among expenses of the Fund, all recurring fees that are charged to all shareholder  accounts and any  nonrecurring  charges for the period  stated.  In particular, yield is determined according to the following formula:

                           Yield =2[(A - B/CD + 1)6-1]

     Where: A equals  dividends and interest earned during the period;  B equals expenses  accrued for the period (net of  reimbursements);  C equals the average daily  number of shares  outstanding  during the period  that were  entitled  to receive dividends; D equals the maximum offering price per share on the last day of the period.

     In sales  literature,  a Fund's  performance  may be compared  with that of market indices and other mutual funds. In addition to the above computations,  a
Fund might use  comparative  performance as computed in a ranking  determined by
Lipper Analytical Services, Morningstar, Inc., or that of another service.

--------------------------------------------------------------------------------
                              DESCRIPTION OF SHARES
--------------------------------------------------------------------------------

The Trust is an  unincorporated  business  trust  that was  organized  under The
Commonwealth of  Massachusetts  on October 24, 1990, and operates as an open-end investment  management company.  The Trust's Declaration of Trust authorizes the
Board of Trustees to divide  Trust  shares into  various  series,  each of which relates to a separate portfolio of investments. The Trust presently has nine (9)
series portfolios,  each of which offers one or more classes of shares.  Each of the Funds is  diversified,  within the  meaning of the 1940 Act,  except for the
Quaker Biotech Pharma-Healthcare Fund and the Quaker Capital Opportunities Fund,
which are  non-diversified.  The Declaration of Trust currently provides for the issuance of an unlimited number of series and classes of shares.

     Each share  outstanding is entitled to share equally in dividends and other distributions  and in the net assets of the  respective  class of the respective series on  liquidation.  Shares are fully paid and  non-assessable  when issued, freely  transferable,  have  no  pre-emptive  or  subscription  rights,  and are redeemable and subject to redemption under certain  conditions  described above.
Shares do not have cumulative voting rights. Therefore, the holders of more than
50% of the  aggregate  number of shares of all series of the Trust may elect all the  Trustees.  The  Funds  do  not  generally  issue  certificates  for  shares purchased.

     Each  share  outstanding  entitles  the  holder to one  vote.  If a Fund is separately  affected by a matter requiring a vote, the shareholders of each such
Fund shall vote separately. The Trust is not required to hold annual meetings of shareholders,  although  special  meetings  will be held  for  purposes  such as electing or removing Trustees,  changing fundamental  policies,  or approving an investment  advisory  agreement.  The Board of Trustees  shall  promptly  call a meeting  for the purpose of electing or  removing  Trustees  when  requested  in writing to do so by the record holders of at least 10% of the outstanding shares of the Trust. The term of office of each Trustee is of unlimited  duration.  The holders of at least two-thirds of the outstanding shares of the Trust may remove a Trustee from that  position  either by  declaration  in writing filed with the
Administrator  or by votes  cast in person or by proxy at a meeting  called  for that  purpose.  Shareholders  will  be  assisted  in  communicating  with  other shareholders  in connection  with removing a Trustee as if Section 16 (c) of the
1940 Act were applicable.

     The  Declaration  of Trust provides that the Trustees of the Trust will not be liable in any event in  connection  with the affairs of the Trust,  except as such  liability  may arise from his or her own bad faith,  willful  misfeasance, gross  negligence,  or reckless  disregard of duties.  It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the  Declaration  of Trust  provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

                                       49

     Under  Massachusetts  law,  shareholders  of a business  trust  may,  under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust,  therefore,  contains provisions,  which are intended to mitigate such liability.

     Other  Expenses.  Each Fund is responsible for the payment of its expenses.
These  include,  for  example,  the fees  payable to the  Adviser,  or  expenses otherwise  incurred in connection  with the  management of the investment of the
Funds' assets, the fees and expenses of the Custodian,  the fees and expenses of the Administrator, the fees and expenses of Trustees, outside auditing and legal expenses,  all taxes and  corporate  fees payable by the Fund,  SEC fees,  state securities  qualification fees, costs of preparing and printing prospectuses for regulatory  purposes and for distribution to shareholders,  costs of shareholder reports and shareholder meetings, and any extraordinary expenses. Each Fund also pays for brokerage  commissions  and transfer taxes (if any) in connection  with the  purchase  and sale of  portfolio  securities.  Expenses  attributable  to a particular series of the Trust will be charged to that series,  and expenses not readily identifiable as belonging to a particular series will be allocated by or under  procedures  approved by the Board of Trustees among one or more series in such a manner, as it deems fair and equitable.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The audited financial statements of each Fund for the fiscal year ended June 30,
2006 and the reports of the Funds' independent registered public accounting firm in connection  therewith are included in the 2006 Annual Report to  Shareholders and are incorporated by reference in this Statement of Additional Information.

                                       50

                                    EXHIBITS
                                       TO
                             QUAKER INVESTMENT TRUST
                       STATEMENT OF ADDITIONAL INFORMATION

Advisers/sub-advisers' Proxy Voting Policies and Procedures.

                                       51

                             Quaker Investment Trust
                       Proxy Voting Policy and Procedures

GENERAL

     The Board of Trustees ("Board") of the Quaker Investment Trust ("QIT") have adopted the following policies and procedures (the "Policies and Procedures") in accordance  with Rule 30b1-4 of the  Investment  Company Act of 1940, as amended
(the "Proxy Voting Rule") with respect to voting  proxies  relating to portfolio securities held by QIT's investment portfolios ("Funds").

     QIT  recognizes  that the right to vote  proxies  with respect to portfolio securities  held by the Funds is an  economic  asset and has  direct  investment implications. Moreover, we believe that each Fund's portfolio investment adviser is in the best position to assess the financial  implications presented by proxy issues and the impact a particular vote may have on the value of a security.

     Consequently,   it  is  the  policy  of  QIT  to  delegate   proxy   voting
responsibilities  to  Quaker  Funds,  Inc.,  (the  "Adviser")  as a part  of the
Adviser's  general  management of the Funds,  subject to the Board's  continuing oversight.  The Adviser  may, but is not required  to,  further  delegate  proxy voting  responsibilities to one or more of the sub-advisers  retained to provide investment  advisory  services  to such  Fund,  if any  (each a  "Sub-Adviser"), subject to the Board's  continuing  oversight.  The Adviser or  Sub-Adviser,  to which authority to vote on behalf of any Fund is delegated,  acts as a fiduciary of the Fund and must vote proxies in a manner  consistent with the best interest of the Fund and its shareholders.

     If the Adviser or  Sub-Adviser  to a Fund who invests in voting  securities does not have a proxy policy which  complies  with the relevant  portions of the
Proxy Voting Rule and the proxy voting rule under the  Investment  Adviser's Act of 1940(1),  as amended,  that adviser will be required to follow these Policies and Procedures.

GENERAL PROXY VOTING GUIDELINES

     QIT will consider each corporate proxy  statement on a case-by-case  basis.
There may also be occasions when QIT determines,  that not voting such proxy may be more in the best interest of a Fund, such as (i) when the cost of voting such proxy  exceeds  the  expected  benefit to a Fund or (ii) if QIT is  required  to
re-register   shares  of  a   company   in  order  to  vote  a  proxy  and  that
re-registration process imposes trading and transfer restrictions on the shares, commonly referred to as "blocking".

     In  evaluating  proxy  issues,  information  from  various  sources  may be considered  including  information from company management,  shareholder groups, independent  third  party  proxy  voting  services,  and  others.  In all cases, however,  each proxy vote should be cast in a manner that seeks to maximize  the value of the Funds' assets.

     QIT's  general  guidelines  as they relate to voting  certain  common proxy proposals are described  below. As previously  noted, the Adviser or Sub-Adviser to QIT will only be required to follow these  general  guidelines if they do not
have  a  proxy  voting  policy  which   complies  with   applicable   regulatory
requirements.

Adoption of confidential voting                                                                 For
Adoption of Anti-greenmail charter of bylaw amendments                                          For
Amend bylaws or charters for housekeeping changes                                               For
Elect Directors annually                                                                        For
Fix the size of the Board                                                                       For
Give Board ability to amend bylaws in addition to Shareholders                                  For
-----------------------
(1)Rule  206(4)-6 and Rule 204-2 under the  Investment  Advisers Act of 1940, as amended.

                                       52

Lower supermajority Shareholder vote requirements                                               For
Ratify Auditors                                                                                 For
Require Majority of Independent Directors                                                       For
Require Shareholder approval of Golden or Tin Parachutes                                        For
Restore or Provide Shareholders with rights of appraisal                                        For
Restore Shareholder ability to remove directors with our without cause                          For
Seek reasonable Audit rotation                                                                  For
Shareholders' Right to Act independently of management                                          For
Shareholders' Right to Call Special Meeting                                                     For
Shareholders' Right to Act by Written Consent                                                   For
Stock Repurchase Plans                                                                          For
Stock Splits                                                                                    For
Submit Poison Pill for Shareholder ratification                                                 For
Blank Check Preferred Stock                                                                     Against
Classified Boards                                                                               Against
Dual Classes of Stock                                                                           Against
Give Board exclusive authority to amend bylaws                                                  Against
Limited Terms for Outside Directors                                                             Against
Payment of Greenmail                                                                            Against
Provide Management with authority to adjourn an annual or special meeting                       Against
Require Director Stock Ownership                                                                Against
Restrict or Prohibit Shareholder ability to call special meetings                               Against
Supermajority Vote Requirement                                                                  Against
Supermajority Provisions                                                                        Against
Adopt/Amend Stock Option Plan                                                                   Case-by-Case
Adopt/Amend Employee Stock Purchase Plan                                                        Case-by-Case
Approve Merger/Acquisition                                                                      Case-by-Case
Authorize Issuance of Additional Common Stock                                                   Case-by-Case
Consider Non-financial Effects of Merger                                                        Case-by-Case
Director Indemnification                                                                        Case-by-Case
Election of Directors                                                                           Case-by-Case
Fair Price Requirements                                                                         Case-by-Case
Issuance of authorized Common Stock                                                             Case by Case
Limitation of Executive/Director Compensation                                                   Case-by-Case
Reincorporation                                                                                 Case-by-Case
Require Shareholder Approval to Issue Preferred Stock                                           Case-by-Case
Spin-Offs                                                                                       Case-by-Case
Shareholder proposal to redeem Poison Pill                                                      Case-by-Case
Social and Environmental Issues                                                                 Case-by-Case

     The foregoing are only general  guidelines and not rigid policy  positions.
No proxy voting  guidelines can anticipate all potential  voting issues that may arise.  Consequently,  other  issues that  appear on proxies  are  reviewed on a case-by-case  basis and our vote is cast in a manner  that we  believe is in the best interest of the applicable Fund and its shareholders.

CONFLICTS OF INTEREST

     QIT recognizes that conflicts of interest exist, or may appear to exist, in certain  circumstances  when voting  proxies.  A "conflict of interest" shall be deemed to occur when QIT or an  affiliated  person of QIT has an  interest  in a matter  presented  by a  proxy  to be  voted  on  behalf  of a Fund,  which  may compromise QIT's independence of judgment and action in voting the proxy.

                                       53

     Since  under  normal  circumstances  the  Adviser  or  Sub-Adviser  will be responsible  for voting proxies related to securities held in a Fund, QIT itself will not have a conflict of  interest  with Fund  shareholders  in the voting of proxies.  QIT expects the Adviser and each  Sub-Adviser  responsible  for voting proxies to adopt policies that address the  identification of material conflicts of interest  that may exist and how such  conflicts are to be resolved to ensure that  voting  decisions  are  based  on what  is in the  best  interest  of each respective Fund and its  shareholders  and is not influenced by any conflicts of interest that the Adviser or Sub-Adviser may have.

RECEIPT OF PROXY VOTING PROCEDURES & PROXY VOTING RECORDS

     o    At least  annually,  the Adviser (if it has retained the  authority to vote  proxies  on  behalf  of any  Fund)  and  each  Sub-Adviser  with authority to vote  proxies on behalf of any Fund shall  present to the
          Board  its  policies,  procedures  and  other  guidelines  for  voting proxies.  In  addition,  the Adviser and each such  Sub-Adviser  shall notify  the  Board  promptly  of  material  changes  to any  of  these documents.

     o    At least  quarterly,  the Adviser (if it has retained the authority to vote  proxies  on  behalf  of any  Fund)  and  each  Sub-Adviser  with authority to vote proxies on behalf of any Fund shall provide to QIT a record of each proxy voted with  respect to  portfolio  securities  of such Fund during the quarter  (such record  shall  include the records described in Section 7 hereof). With respect to those proxies that the
          Adviser  or a  Sub-Adviser  has  identified  as  involving  a material conflict  of  interest,  the  Adviser or  Sub-Adviser  shall  submit a separate report to the Board, at its next regular meeting,  indicating the nature of the  conflict  of  interest  and how that  conflict  was resolved with respect to the voting of the proxy. For this purpose,  a
          "conflict  of  interest"  shall be deemed to occur when the Adviser or
          Sub-Adviser or an affiliated  person of the Adviser or Sub-Adviser has an interest in a matter  presented by a proxy to be voted on behalf of
          a  Fund,   which  may  compromise   the  Adviser's  or   Sub-Adviser's
          independence of judgment and action in voting the proxy.

     o    In the event the Adviser (if it has  retained  the  authority  to vote proxies on behalf of any fund) and each  Sub-Adviser with authority to vote  proxies on behalf of any Fund fails to provide QIT with a record of each proxy voted prior to the end of the  following  quarter,  such failure  will be  addressed by the Board in a letter to the Adviser or
          Sub-Adviser  formally requiring  compliance.  Further,  the deficiency will be  specifically  noted at the  Adviser or  Sub-Adviser  contract renewal and shall be a factor the QIT Board  takes into  consideration during the renewal process.

     o    Each quarter,  the Chief Executive  Officer of QIT shall report to the
          Board on proxy votes cast in the prior period by the Funds.

REVOCATION OF AUTHORITY TO VOTE

     The  delegation by the Board of the  authority to vote proxies  relating to portfolio  securities  of the Funds may be revoked by the Board,  in whole or in part, at any time.

DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES, AND RECORD

     QIT will fully comply with all applicable disclosure  obligations under the
Proxy Voting Rule. These include the following:

     o    Disclosure in  shareholder  reports that a  description  of the Fund's
          Proxy Voting Policy and Procedures is available  upon request  without charge  and  information  about  how it can be  obtained  (e.g.  QIT's website, SEC website, and toll free phone number).

                                       54

     o    Disclosure in the Fund's Statement of Additional  Information  ("SAI")
          the actual policies used to vote proxies.

     o    Disclosure  in  shareholder  reports  and in the SAI that  information regarding  how a Fund's  proxies  were voted  during  the most  recent twelve-month  period ended June 30 is available without charge and how such information can be obtained.

     QIT will file all required reports regarding the Fund's actual proxy voting record on Form N-PX on an annual  basis as  required by the Proxy  Voting  Rule.
This voting record will also be made available to shareholders.

     QIT will respond to all requests for Proxy Voting  Policies and  Procedures or proxy records within three business days of such request.

MAINTENANCE OF PROXY VOTING RECORDS

     QIT's  administrator,  Adviser,  and  Sub-Advisers  will be responsible for maintaining all  appropriate  records related to the voting of proxies held in a
Fund as required by the Proxy Voting Rule.  These records relating to the voting of proxies include:  (i) the name of the issuer, (ii) the exchange ticker symbol of the portfolio security,  (iii) the CUSIP number, (iv) the shareholder meeting date, (v) number of shares voted, (vi) a brief description of the matter brought
to  vote;   (vii)  whether  the  proposal  was  submitted  by  management  or  a shareholder,  (viii) whether the proxy was voted for or against management, (ix)
whether  the vote was cast for or  against  management  and (x) other  pertinent supporting  documentation  relating to a particular  proxy.  Applicable  records shall be maintained for a period of six years,  with records  maintained for the first two years on site.

REVIEW OF PROXY VOTING POLICIES AND PROCEDURES

     The Policies and  Procedures as well as the proxy voting  guidelines of the
Advisers and Sub-Advisers  will be reviewed at least annually.  This review will include,  but will not  necessarily  be limited to, any proxy voting issues that may have arisen or any material  conflicts of interest that were  identified and the steps that were taken to resolve those conflicts.

Dated:  September 9, 2004

                                       55

                            ARONSON+JOHNSON+ORTIZ, LP

OVERVIEW

ARONSON+JOHNSON+ORTIZ,  LP (AJO)  exercises  proxy  voting  responsibilities  on behalf of many of its clients  pursuant to express or implied  authorization  in the client's investment  management  agreement,  though some clients retain this authority.  In the case of ERISA accounts AJO, as adviser to the plan, must vote all proxies for the  securities  managed by AJO,  unless the  authority  to vote proxies is retained by another plan fiduciary.

Each client account is voted by the firm's Proxy  Manager,  and our proxy voting is  overseen  by the firm's  Proxy  Oversight  Committee.  We have  adopted  and implemented  policies and procedures  reasonably  designed to ensure proxies are voted in the best interests of clients,  in accordance with our fiduciary duties and the  requirements  of ERISA and of SEC Rule  206(4)-6  under the  Investment
Advisers Act of 1940.

AJO uses a  quantitative  approach  to  investment  management,  using  publicly available data and a proprietary  investment model. Our quantitative  model does not include  subjective  analysis of companies and their officers and directors.
Therefore,  for detailed analyses of proxy issues AJO will rely primarily on one or more  independent  third party proxy voting  services,  and we will generally vote  proxies in  accordance  with the  recommendations  we  receive  from these services.  We have  procedures  in place to  ensure  the  advice we  receive  is impartial  and in the  best  interests  of  our  clients.  We  vote  each  proxy individually  and  on  rare  occasions  we  will  not  follow  the  third  party recommendation.  We will only vote against the recommendation where it is in the portfolio's  best  interests to do so and where AJO has no material  conflict of interest.  We rely solely on the third party recommendations in situations where
AJO has a material conflict of interest (see "Conflicts of Interest," below).

In some instances AJO may abstain from voting a client proxy,  particularly when the effect on the client's  economic  interest or the value to the  portfolio is insignificant  or the cost of voting  the proxy  outweighs  the  benefit  to the portfolio.

CONFLICTS OF INTEREST

Actual and potential  conflicts of interest,  including conflicts of interest of our third party proxy service, are monitored by AJO's Proxy Oversight Committee.
When a conflict is identified,  the Committee first makes a determination  as to whether the conflict is material.  The Committee  defines a material conflict as one reasonably likely to be viewed as important by the average  shareholder.  In the case of a material AJO conflict,  we will vote the proxy in accordance  with the third party  recommendation,  unless the client  directs us otherwise or, in the case of an ERISA client,  revokes our proxy voting authority in writing.  In the case where both AJO and our primary proxy voting service each has a conflict of  interest,  the  Committee  will  vote  the  proxy  in  accordance  with  the recommendation of our secondary proxy service.

RECORD-KEEPING

AJO will maintain all required  proxy voting  records for five years or for such longer time as applicable law or client guidelines require. AJO may satisfy some of its record-keeping  obligations by utilizing third party service providers or by relying on records  available on EDGAR,  the SEC's online document filing and retention system.

VOTE DISCLOSURE

Each  proxy  voted  by AJO for a  client  account  is  disclosed  to the  client quarterly.  Clients may  receive  additional  reports of proxies  voted on their behalf by AJO by calling us collect at 215/546-7500.

AJO treats proxy votes as the property of the client and will not disclose proxy votes to third parties.

                                       56

                         D.G. Capital Management, Inc.

                      Proxy Voting Policies and Procedures

I.   INTRODUCTION

Unless  otherwise   specifically  directed  by  a  client  in  writing,  we  are responsible  for voting any  proxies  related  to  securities  that we manage on behalf of our clients.  Any  directions  from  clients to the  contrary  must be provided in writing.

II.  STATEMENTS OF POLICIES AND PROCEDURES
     A.   Policy Statement. The Investment Advisers Act of 1940, as amended (the
          "Advisers Act "), requires us to, at all times, act solely in the best interest of our clients.  We have adopted and implemented  these Proxy
          Voting  Policies  and  Procedures  which  we  believe  are  reasonably designed  to ensure  that  proxies  are voted in the best  interest of clients,  in accordance  with our  fiduciary  duties and Rule 206(4)-6 under the Advisers Act.

          We have  established  these Proxy Voting  Policies and Procedures in a manner that is generally intended to support the ability of management of a company  soliciting  proxies to run its business in a responsible
          and  cost  effective   manner  while  staying  focused  on  maximizing
          shareholder   value.   Accordingly,   we  generally  vote  proxies  in
          accordance with  management's  recommendations.  This reflects a basic investment  criteria  that good  management  is  shareholder  focused.
          However,  all proxy votes are ultimately cast on a case-by-case basis, taking onto account the  foregoing  principal  and all other  relevant facts  and  circumstances  at the time of the vote.  For this  reason, consistent with our fiduciary duty to ensure that proxies are voted in the  best  interest  of our  clients,  we may from  time to time  vote proxies against management's  recommendations,  in accordance with the guidelines  set forth in Part III of these Proxy  Voting  Policies and
          Procedures.

     B.   Conflicts of Interest.  We review each proxy to assess the extent,  if any, to which there may be a material  conflict  between the interests of our clients on the one hand and our interests  (including  those of our  affiliates,  directors,  officers,  employees  and other  similar persons) on the other hand (a "potential  conflict").  We perform this assessment on a  proposal-by-proposal  basis, and a potential conflict with  respect to one  proposal  in a proxy shall not  indicate  that a potential  conflict  exists with respect to any other proposal in such proxy.  If we determine that a potential  conflict may exist, it shall promptly  report the matter to Mr. Manu  Daftary.  Mr.  Daftary  shall determine  whether a potential  conflict  exists and is  authorized to resolve any such conflict in a manner that is in the  collective  best interests  of our  clients  (excluding  any  client  that  may  have a potential conflict). Without limiting the generality of the foregoing,
          Mr.  Daftary may resolve a potential  conflict in any of the following manners:

          1.   If the proposal  that is the subject of the proposed  conflict is
               specifically   addressed  in  these  Proxy  Voting  Policies  and
               Procedures,  we may  vote  the  proxy  in  accordance  with  such pre-determined  guidelines;  provided  that  such  pre-determined policy involves little discretion on our part;
          2.   We may disclose the potential  conflict to our clients and obtain the  consent of a majority  in  interest  of our  clients  before voting in the manner  approved  by a majority  in interest of our clients;
          3.   We may engage an  independent  third-party  to determine  how the proxy should be voted; or
          4.   We may establish an ethical wall or other informational  barriers between the person(s) that are involved in the potential conflict and the person(s) making the voting decision in order to insulate the potential conflict from the decision maker.

          We  use  commercially   reasonable  efforts  to  determine  whether  a
          potential  conflict  may  exists,  and a potential  conflict  shall be deemed  to exist if and only if one or more of our  senior  investment staff  actually knew or reasonably  should have known of the potential conflict.

                                       57

     C.   LIMITATIONS ON OUR RESPONSIBILITIES

          1.   Limited  Value.  We may abstain  from voting a client proxy if we conclude  that the effect on client's  economic  interests or the
               value   of   the   portfolio   holding   is   indeterminable   or
               insignificant.
          2.   Unjustifiable Costs. We may abstain from voting a client proxy of
               non-U.S. securities). In accordance with our fiduciary duties, we weigh the costs and benefits of voting proxy  proposals  relating to foreign  securities and make an informed decision with respect to whether voting a given proxy proposal is prudent. Our decision takes  into  account  the  effect  that the vote of our  clients, either by itself or  together  with other  votes,  is expected to have on the value of our  client's  investment  and whether  this expected effect would outweigh the cost of voting.
          3.   Special Client Considerations.
          4.   Mutual Funds.  We vote proxies of our mutual fund clients subject to the funds' applicable investment restrictions.
          5.   ERISA Accounts.  With respect our ERISA clients,  we vote proxies in accordance  with our duty of loyalty and prudence,  compliance with the plan documents,  as well as our duty to avoid prohibited transactions.
          6.   Client  Direction.  Unless  otherwise  directed  by a  client  in writing,  we are  responsible  for voting all proxies  related to securities that we manage for clients.  A client may from time to time  direct us in  writing to vote  proxies in a manner  that is different  from the  guidelines  set forth in these Proxy  Voting
               Policies and  Procedures.  We will follow such written  direction for proxies received after our receipt of such written direction.

     D.   Disclosure.  A client for which we are  responsible for voting proxies may obtain  information  from us  regarding  how we voted the client's proxies.  Clients should contact their account  manager to make such a request.

     E.   Review and  Changes.  We shall from time to time  review  these  Proxy
          Voting  Policies and  Procedures  and may adopt changes based upon our experience, evolving industry practices and developments in applicable laws and regulations.  Unless otherwise agreed to with a client, these
          Proxy Voting Policies and Procedures may be changed by us from time to time  without  notice to, or  approval  by, any  client.  Clients  may request a current  version of our Proxy Voting Policies and Procedures from their account manager.

     F.   Delegation.  We may  delegate our  responsibilities  under these Proxy
          Voting  Policies and  Procedures  to a third party,  provided  that we retain final authority and fiduciary  responsibility for proxy voting.
          If  we  so  delegate  our  responsibilities,   we  shall  monitor  the
          delegate's compliance with these Proxy Voting Policies and Procedures.

     G.   Maintenance of Records. We maintain at our principal place of business the records required to be maintained by us with respect to proxies in accordance with the requirements of the Advisers Act and, with respect to our fund clients,  the Investment  Company Act of 1940. We may, but need not,  maintain proxy statements that we receive  regarding client securities to the extent that such proxy  statements  are available on the  SEC's  EDGAR  system.  We may  also  rely  upon a third  party to maintain  certain  records  required to be  maintained by the Advisers
          Act.

III. PROXY GUIDELINES

The following  sets forth  certain  significant  proxy voting  proposals and our general  guidelines for voting these proposals in a particular  manner. As noted
in Part II of these Proxy Voting  Policies  and  Procedures,  we generally  vote proxies in a manner  intended to support the ability of  management of a company soliciting proxies to run its

                                       58

business in a responsible  and cost  effective  manner while staying  focused on
maximizing  shareholder  value.  Accordingly,   we  generally  vote  proxies  in
accordance with management's  recommendations.  Nevertheless,  our actual voting decisions are made on a case-by-case basis depending on the particular facts and circumstances of each proxy vote and Mr. Daftary has final authority with regard to how a particular proxy is voted.

     A.   Annual Election of Directors
     D.G.  Capital  generally  favors the annual  election of  directors  and is generally opposed to staggered election systems for the following reasons:
     o    Election of directors  based upon classes or staggered  terms tends to entrench present management;
     o    Staggered  terms for directors tend to make the company and management less responsible to shareholder interest; and
     o    Staggered  terms  might  be  deemed  an  anti-takeover   measure  and,
          therefore,  they  potentially may diminish the value of  shareholder's investment.

     B.  Board of Directors
     D.G.  Capital  favors  independent  directors and  independent  nominating, compensation, and audit committees for the following reasons:
     o    Independence  is necessary for the effective  functioning of the board and its  committees.  D.G.  Capital  is in  favor of  directors  being compensated reasonably for performance in cash or equity. D.G. Capital is generally not in favor of pension and benefit  programs for outside directors for the following reasons:
     o    Helps  to  ensure  that  a   director's   interest  is  aligned   with
          shareholders and may increase sensitivity to shareholder concerns; and
     o    Pension  and benefit  programs  may  compromise  the  independence  of directors.

     C.   Confidential Voting
     D.G.  Capital  supports a system of  confidential  voting for the following reasons:
     o    Ensures confidentiality;
     o    Promotes  corporate  democracy  and the integrity of the proxy system;
          and
     o    Avoids potential for coercion or improper influence.

     D.   Cumulative Voting
     D.G. Capital supports cumulative voting for the following reasons:
     o    Cumulative  voting  permits  shareholders a greater  opportunity  than conventional voting to voice their opinions and to influence corporate management;
     o    Conventional  voting may discourage the accumulation of large minority shareholding,  and,  therefore,  may be  considered  an  anti-takeover measure; and
     o    Conventional  voting  may have the  effect  of  discouraging  election contests, which can be costly, by shareholders and individuals.

     E.   Executive Compensation
     o    D.G.  Capital  supports  compensation  plans that provide  challenging performance  objectives and serve to motivate  executives to excellent performance.
     o    D.G.  Capital  does not support  plans that exceed what is required to
          attract  and  retain   skilled   managers,   that   adversely   affect
          shareholders,   that  are  excessively   generous,   that  lack  clear
          performance  goals or that adversely affect employee  productivity and morale.
     o    D.G.  Capital  supports  stock-based   compensation  plans  which  are
          broad-based.
     o    D.G. Capital does not support narrowly based plans with large dilution
          (more than 10%).
     o    D.G. Capital does not support replacement or repricing of "underwater"
          stock options.
     o    D.G.  Capital  supports  shareholder  proposals  that  link  executive compensation  to the company's  achievement  of long term  performance goals.

     F.   Golden-Parachute Payments

                                       59

     D.G.  Capital does not support the  compensation  agreement known as golden parachutes for the following reasons:
     o    Tax penalties are imposed on corporations  that award excess parachute payments and executives who receive such payments; and
     o    Excessive exit payments come at the expense of shareholders' net worth and represents a waste of corporate assets.

     G.   Placement of Securities
     D.G.  Capital  favors a policy that requires  shareholder  approval  before corporate  management places a significant  amount of voting stock with any person or group for the following reasons:
     o    By the  placement  of a large  amount  of  voting  stock in  "friendly hands,"  management  may  effectively  block  shifts in control of the company;
     o    Such  transactions  might be  deemed  an  anti-takeover  measure  and, therefore,  they  potentially may diminish the value of  shareholders'
          investment; and
     o    Shareholders should be given a voice in matters involving control of a company.

     H.  "Poison Pill" Amendments or Proposals
     D.G. Capital believes that "poison pill" amendments to a company's  by-laws or charter  must be  presented  to  shareholders  before  incorporation  or enactment for the following reasons:
     o    Poison pill provisions  clearly affect  shareholder  interests and may harm shareholders by reducing the value of their shares;
     o    Such actions tend to entrench  present  management and might make them less receptive to shareholder concerns or interests;
     o    Poison pills seem to have no utility except to discourage  third-party bids for a company's stock; and
     o    Many  aspects  of poison  pills are  discriminatory  (e.g.,  triggered dividends or distributions usually exclude the new large shareholder).

     I.   Solicitation of Political Contributions
     D.G. Capital believes that it is inappropriate  for a company to encourage, request or demand any  financial  contributions  from its employees for the purpose of supporting any political candidate or Political Action Committee for the following reasons:
     o    Solicitation by management for political contributions may intimidate, threaten, or compromise employees and their beliefs;
     o    Solicitation by management may create the appearance of coercion,  and it may hinder democratic practices; and
     o    Solicitation  by  management  may expose a company to  litigation  and diminish shareholder value.

     J.   Stock with Disproportionate Voting Rights
     D.G.  Capital  opposes the  creation of new classes of common or  preferred stock with disproportionate voting rights for the following reasons:
     o    Such common or preferred stock may tend to frustrate or circumvent the rights and desires of the majority of shareholders;
     o    Unequal classes of stock may tend to shelter management at the expense of the majority of shareholders;
     o    Stock with unequal voting rights violates the concept of shareholders'
          or corporate democracy; and
     o    Stock with unequal  voting rights could be viewed as an  anti-takeover
          measure  and  therefore,   may  potentially   diminish  the  value  of
          shareholders' Investment.

     K.   Stock Ownership for Directors
     D.G. Capital favors requiring directors to own some amount, however modest, of their company's stock for the following reasons:
     o    Helps  to  ensure  that  a  director's  interests  coincide  with  the company's shareholders; and
     o    May  increase   management's   sensitivity   and   responsiveness   to
          shareholder concerns.

                                       60

     L.   Corporate/Social Responsibility
     D.G.  Capital  supports the idea that the  companies we invest in should be both good  corporate  citizens and socially  responsible.  Therefore,  D.G.
     Capital would generally support shareholder  proposals that have a positive impact upon these issues.

     VERSION: JULY 6, 2003

                                       61

                        PROXY VOTING POLICY & GUIDELINES

                                       for

                            Geewax, Terker & Company

IN GENERAL,  WE STRIVE TO IMPROVE  CORPORATE  GOVERNANCE  TO PROTECT AND ENHANCE
SHAREHOLDER  VALUE, TO ENHANCE THE  ACCOUNTABILITY OF MANAGEMENT TO SHAREHOLDERS
AND ENCOURAGE COOPERATION BETWEEN MANAGEMENT AND SHAREHOLDERS.

                               GENERAL GUIDELINES

WE GENERALLY  VOTE WITH  MANAGEMENT,  EXCEPT CASES IN WHICH SUCH A VOTE WOULD BE
CONTRARY TO THE ENHANCEMENT OF SHAREHOLDER VALUE.

     For example, we vote for shareholder proposals asking that a company redeem its  poison  pill  or  submit  it for  shareholder  ratification.  Poison  pills generally  take the form of rights or warrants  issued to  shareholders  and are worthless unless they are triggered by a hostile acquisition attempt.

     The  triggering  event can either  transfer  shareholder  wealth out of the target  company  or dilute  the  equity  holdings  of the  potential  acquirer's pre-existing shareholders.  In the event of an unwanted control contest a poison pill provides the target's board with veto power over takeover bids even if such bids are in the best interests of the target shareholders.

     All  poison  pills  raise  questions  of  shareholder   democracy  and  the
sturdiness of the corporate governance process.  They amount to actual shifts of voting rights away from shareholders and to management on matters  pertaining to the sale of the company.  Because  poison pills are  implemented  as warrants or rights offerings, they can be put in place without shareholder voting approval.

     The power of  redemption  is the  crucial  issue for  shareholders  because courts have allowed  target  company boards great leeway in deciding when a pill must be redeemed, even in the event of bona fide offers.

WE VOTE AGAINST ALL PROPOSALS THAT INDICATE THEY COULD BE ANTI-TAKEOVER.

     Some examples  include  increasing the number of outstanding  shares,  fair price  requirements,  supermajority  provisions  and  permitting  the  board  to consider the interests of all stakeholders.

ON ISSUES CONCERNING THE BOARD OF DIRECTORS,  EMPLOYEES AND CORPORATE ELECTIONS,
WE VOTE FOR THE ELECTION OF NOMINEES AND APPROVAL OF INDEPENDENT ACCOUNTANTS. WE
VOTE   AGAINST   CLASSIFICATION   OF  THE  BOARD,   STAGGERED   TERMS  AND  SIZE
QUALIFICATIONS.  WE GENERALLY VOTE WITH MANAGEMENT ON PROPOSALS CONCERNING STOCK
OPTION AND INCENTIVE PLANS UNLESS THE PROPOSAL  INDICATES A REDUCTION OF MINIMUM
OPTION PRICE, ALLOCATED SHARES TOTAL MORE THAN 15% OF OUTSTANDING SHARES OR GIFT
OF STOCK TO NON-EMPLOYEE DIRECTORS.

                                       62

WE VOTE FOR  SHAREHOLDER  PROPOSALS  THAT ARE  DIRECTED  TOWARDS  ENHANCING  THE
ACCOUNTABILITY OF MANAGEMENT TO SHAREHOLDERS.

     For example, we vote for shareholder  resolutions requesting that a company provide for confidential  voting procedures.  Confidential voting means that all proxies,  ballots and voting tabulations that identify  individual  shareholders are kept  confidential.  Only the vote tabulators and inspectors of election may examine  individual  proxies and ballots;  management and  shareholders are told only of vote totals.

     We favor confidential voting because we share the view that the shareholder franchise is the basic tool of corporate accountability. In order for it to work effectively, shareholders must be able to vote all proxies on the merits of each proposal.  Open voting alters the concept of free choice in corporate  elections and proxy  proposals by providing  management  the  opportunity to influence the vote outcome.  Closed voting, on the other hand, eliminates management's ability to pinpoint  anti-management votes; management could, however, still contact all its shareholders on a broad basis if it wishes.

WE GENERALLY  VOTE WITH  MANAGEMENT ON  SHAREHOLDER  PROPOSALS  THAT ARE SOCIAL,
ENVIRONMENTAL OR POLITICAL IN NATURE.  ON "SOCIAL ISSUES" WE WILL VOTE TO UPHOLD
THE HUMAN RIGHTS ISSUE, UNLESS ECONOMIC CONSIDERATION WOULD SUGGEST OTHERWISE.

     We vote  with  management  on  issues  in which  social,  moral or  ethical motivations are put ahead of or on par with financial concerns.  Generally,  the proposals border on operational decisions best left to management. Some examples include proposals related to US corporate  presence in South Africa and Northern
Ireland, toxic waste, nuclear plants, defense weapons, abortion, infant formula, animal testing, business with communist countries and environmental concerns.

RATIFICATION OF MERGERS AND ACQUISITIONS ARE VOTED ON A CASE BY CASE BASIS.

---------------------------------------------------------------------------------------------------------------------------------------
MGMT - S/H  ISSUE              DESCRIPTION                                                                    VOTE*
---------------------------------------------------------------------------------------------------------------------------------------
                               BOARD  OF  DIRECTORS

MGMT                           Election of directors.                                                             F

S/H                            Annual election of directors.                                                      F

MGMT                           Limit liability and indemnify directors.                                           F

MGMT                           Classification of board.                                                           A

MGMT                           Staggered terms for directors.                                                     A

MGMT                           Fix number of directors.                                                           A

S/H                            Require minimum number of shares to

                               be owned in order to serve as a director.                                          M

S/H                            Require specified number, or increase

                               frequency of meetings for audit committee.                                         A

                               Misc. proposals                                                                    C
-------------------
* VOTE :     (F)or  /  (A)gainst  /  with  (M)anagement  /  (C)ase  by  case

                                       63

                               OUTSTANDING  SHARES

MGMT                           Increase authorized common and/or preferred stock with

                               no indication that such an increase could be anti-takeover.                        F

MGMT                           Increase number of shares of common stock

                               which may be issued upon exercise of options granted.                              F

MGMT                           Increase authorized common and/or preferred stock

                               indicating that such an increase could be anti-takeover.                           A

MGMT                           Increase of authorized common and/or

                               preferred stock exceeds  125%.                                                     A

                               Misc. proposals                                                                    C

                               STOCK  OPTION  &  INCENTIVE  PLANS

MGMT                           Restricted stock plans to key employees.                                           C

MGMT                           Employee stock option plans.                                                       C

MGMT                           Long-term incentive plans.                                                         C

MGMT                           Increase shares  [not to exceed 15% of outstanding shares].                        C

MGMT                           Amendments to stock option and incentive plans.                                    C

MGMT                           Stock option plans for non-employee directors.                                     C

                               STOCK  OPTION  &  INCENTIVE  PLANS, CONTINUED

MGMT                           Stock grant/award  [gift of stock]  to non-employee directors.                     A

MGMT                           Reduction of minimum option price.                                                 A

                               [less than 85%  of fair market value]

MGMT                           Payments to optionees upon exercise of certain rights.                             A

MGMT                           Bonus/Incentive plans when dividend payments have been suspended.                  A

MGMT                           Bonus/Incentive plans not based on performance.                                    A

                               Misc. proposals                                                                    C

                               VOTING  ISSUES  &  ANNUAL  MEETINGS

S/H                            Provide for confidential voting procedures.                                        F

S/H                            Provide for cumulative voting procedures.                                          F

                                       64

S/H                            Provision specifying quorum for shareholder meetings.                              F

MGMT                           Require advance notice of shareholder nominations for directors.                   A

MGMT                           Require advance notice of shareholder proposals for annual meeting.                A

MGMT                           Eliminate shareholder action by written consent.                                   A

S/H                            Improved shareholder access to proxy.                                              M

S/H                            Provide annual notices to shareholders to make proposals.                          M

S/H                            Change annual meeting date and/or place.                                           M

                               Misc. proposals                                                                    C

* VOTE :     (F)or  /  (A)gainst  /  with  (M)anagement  /  (C)ase  by  case

                               MERGERS  &  ACQUISITIONS

MGMT                           Ratification of mergers.                                                           C

S/H                            Pre-emptive Rights.                                                                F

S/H                            "Opt-out"  of anti-takeover laws.                                                  F

S/H                            Redeem or submit Poison Pill to shareholder vote.                                  F

MGMT                           Ratify Poison Pill  [Shareholder Rights Plan].                                     A

MGMT                           Greenmail.                                                                         A

MGMT                           Supermajority.                                                                     A

MGMT                           Fair Price Requirement.                                                            A

MGMT                           Permit board to consider  "all"  factors including
                               employees, community, creditors, etc., regarding
                               mergers and acquisitions - considered to be anti-takeover.                         A

MGMT                           Golden Parachute Awards.                                                           A
                               [Compensation paid to directors, officers and
                               employees contingent upon merger or acquisition]
                               Misc. proposals                                                                    C

                               SOCIAL  &  ENVIRONMENTAL  ISSUES

S/H                            Withdrawal from or terminate economic relations with South Africa.                 M

S/H                            Withdrawal from or terminate economic relations
                               with South Africa pertaining to Endowment accounts.                                F

S/H                            Implement  "MacBride Principles" -
                               non-discrimination in Northern Ireland.                                            M

S/H                            Non-discrimination in Northern Ireland if non-economic.                            F

S/H                            Provide aid to former USSR.                                                        M

S/H                            Implement  "Slepak Principles" -

                                       65

                               non-discrimination, etc. in former USSR.                                           M
S/H                            Conduct in-depth review and report to shareholders on business
                               operations in South Africa, Northern Ireland and/or former USSR.                   M

S/H                            Submit report to shareholders on environmental objectives
                               regarding nuclear power, toxic waste, pollution, etc., and/or objectives regarding tobacco, space weapons, affirmative action,
                               factory farming, alternatives to animal testing, etc.                              M

S/H                            Adopt and/or become a signatory to the "Ceres Principles".                         M

S/H                            Seek alternatives to animal testing.                                               M

S/H                            Limit and/or prohibit certain charitable contributions.                            M

S/H                            Review promotional practices.                                                      M
                               Misc. proposals                                                                    C

                               ECONOMIC  &  POLITICAL  ISSUES

MGMT                           Economic Conversion.                                                               A

MGMT                           Political Action Committees.                                                       A

S/H                            Restrict political activities of company regarding candidates.                     A

S/H                            Disclosure of prior government service of officers and directors.                  A

S/H                            Review and report to shareholders criteria for accepting
                               military contracts, dependency on military contracts and/or
                               ability to convert to civilian production.                                         M
                               Misc. proposals                                                                    C

                               MISC.  COMPANY  ISSUES

MGMT                           Approval of independent accountants/auditors.                                      F

MGMT                           Recapitalization.                                                                  F

MGMT                           Change name of company.                                                            F

MGMT                           Disclosure of compensation and/or salaries of officers and directors.              A

MGMT                           Allow shareholder approval of independent accountants/auditors.                    M

MGMT                           Permit incorporation in a certain state.                                           M

S/H                            Reincorporate out of a certain state  [e.g. due to anti-takeover laws].            F
                               Misc. proposals                                                                    C

____________________________
* VOTE :     (F)or  /  (A)gainst  /  with  (M)anagement  /  (C)ase  by  case

                                       66

                          Global Capital Management(2)
                        IA Policies and Procedures Manual
                              5/12/2004 to Current

                                  Proxy Voting

Policy
Global  Capital  Management,  as a matter of policy  and as a  fiduciary  to our
clients,   has  responsibility  for  voting  proxies  for  portfolio  securities consistent with the best economic  interests of the clients.  Our firm maintains written  policies  and  procedures  as to the  handling,  research,  voting  and reporting of proxy  voting and makes  appropriate  disclosures  about our firm's
proxy   policies  and   practices.   Our  policy  and   practice   includes  the
responsibility to monitor corporate actions, receive and vote client proxies and disclose  any  potential  conflicts  of interest  as well as making  information available to clients about the voting of proxies for their portfolio  securities and maintaining relevant and required records.

Background
Proxy voting is an  important  right of  shareholders  and  reasonable  care and diligence  must be undertaken to ensure that such rights are properly and timely exercised.  Investment  advisers  registered  with the SEC,  and which  exercise voting  authority  with  respect  to client  securities,  are  required  by Rule
206(4)-6 of the Advisers  Act to (a) adopt and  implement  written  policies and procedures  that are  reasonably  designed to ensure that client  securities are voted in the best  interests  of  clients,  which  must  include  how an adviser addresses material  conflicts that may arise between an adviser's  interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c)
to describe to clients a summary of its proxy  voting  policies  and  procedures and,  upon  request,  furnish a copy to its clients;  and (d)  maintain  certain records relating to the adviser's proxy voting  activities when the adviser does have proxy voting authority.

Responsibility
Philip Mendelsohn has the  responsibility  for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

Procedure
Global Capital  Management has adopted procedures to implement the firm's policy and reviews to monitor  and insure the firm's  policy is  observed,  implemented properly and amended or updated,  as  appropriate,  which may be  summarized  as follows:

1. Voting Procedures

     o    All employees will forward any proxy  materials  received on behalf of clients to Philip Mendelsohn;
     o    Philip  Mendelsohn  will  determine  which  client  accounts  hold the security to which the proxy relates;
     o    Absent material conflicts, Philip Mendelsohn will determine how Global
          Capital Management should vote the proxy in accordance with applicable voting  guidelines,  complete the proxy and mail the proxy in a timely and appropriate manner.

2. Disclosure

     o    Global  Capital  Management  will  provide   conspicuously   displayed
          information in its Disclosure  Document  summarizing this proxy voting policy and procedures,  including a statement that clients may request information  regarding how Global Capital  Management voted a client's proxies,  and that  clients may request a copy of these  policies  and procedures.
     o    Philip  Mendelsohn  will  also  send a copy  of  this  summary  to all
          existing   clients  who  have   previously   received  Global  Capital
          Management's  Disclosure Document;  or Philip Mendelsohn may send each client the amended Disclosure Document. Either mailing shall highlight the inclusion of information regarding proxy voting.

                                       67

3. Client Requests for Information

     o    All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to Philip
          Mendelsohn.
     o    In response to any request  Philip  Mendelsohn  will prepare a written response  to  the  client  with  the  information  requested,  and  as applicable  will include the name of the issuer,  the  proposal  voted upon, and how Global Capital  Management voted the client's proxy with respect to each proposal about which client inquired.

 4. Voting Guidelines

     o    In the absence of specific voting  guidelines from the client,  Global
          Capital  Management  will vote  proxies in the best  interests of each particular client.  Global Capital  Management's policy is to vote all proxies  from a specific  issuer the same way for each  client  absent qualifying  restrictions from a client. Clients are permitted to place
          reasonable   restrictions  on  Global  Capital   Management's   voting
          authority in the same manner that they may place such  restrictions on the actual selection of account securities.
     o    Global  Capital  Management  will  generally  vote in favor of routine corporate housekeeping proposals such as the election of directors and selection  of  auditors  absent  conflicts  of  interest  raised by an auditors non-audit services.
     o    Global Capital  Management will generally vote against  proposals that cause  board  members to become  entrenched  or cause  unequal  voting rights.
     o    In  reviewing  proposals,   Global  Capital  Management  will  further
          consider the opinion of management and the effect on  management,  and the effect on shareholder value and the issuer's business practices.

5. Conflicts of Interest

     o    Global  Capital  Management  will  identify any  conflicts  that exist between the  interests of the adviser and the client by reviewing  the relationship  of Global  Capital  Management  with the  issuer of each security  to  determine  if Global  Capital  Management  or any of its employees has any financial,  business or personal  relationship  with the issuer.
     o    If a material  conflict of interest  exists,  Philip  Mendelsohn  will determine  whether it is  appropriate  to disclose the conflict to the affected  clients,  to give the  clients  an  opportunity  to vote the proxies  themselves,  or to address  the voting  issue  through  other objective  means  such  as  voting  in  a  manner  consistent  with  a predetermined  voting policy or receiving an  independent  third party voting recommendation.
     o    Global  Capital  Management  will  maintain  a  record  of the  voting resolution of any conflict of interest.

6. Recordkeeping

Philip  Mendelsohn  shall retain the following  proxy records in accordance with the SEC's five-year retention requirement.
     o    These policies and procedures and any amendments;
     o    Each proxy statement that Global Capital Management receives;
     o    A record of each vote that Global Capital Management casts;
     o    Any document  Global Capital  Management  created that was material to making a  decision  how to vote  proxies,  or that  memorializes  that decision including period reports to the General Manager;
     o    A copy of each written  request from a client for  information  on how
          Global Capital  Management voted such client's proxies,  and a copy of any written response.

                                       68

Knott Capital  Management  ("KC") takes seriously the  responsibility  of voting proxies on behalf of our clients.  Our policies and  procedures  are designed to meet all  applicable  fiduciary  standards and to protect the rights and enhance the economic welfare of those to whom we owe a fiduciary duty.

The CCO is responsible for  establishing  our policies and  procedures.  The CCO reviews these policies and procedures  periodically and makes such changes as he believes are necessary.

KC reviews all proxies  for which we have  voting  responsibility,  and vote all proxies according to our written guidelines. Our guidelines address such general areas as elections of directors  and  auditors,  corporate  defenses,  corporate
governance,  mergers  and  acquisitions,   corporate  restructuring,   state  of
incorporation,   proxy  contest   issues,   executive   compensation,   employee
considerations and social issue proposals.

The guidelines  contained  herein reflect our normal voting  position on certain issues,  and will not apply in every  situation.  The guidelines are intended to generally  cover both U.S.  and  international  proxy  voting,  although  due to country  differences  and  requirements,  international  proxy voting may differ
depending  on  individual  facts  and  circumstances.   Some  issues  require  a
case-by-case  analysis prior to voting and, in those situations,  input from our investment team will normally be solicited. Even when our guidelines specify how we  normally  vote  on  particular  issues,  we may  change  the  vote  if it is reasonably determined to be in our clients best interest. In addition, on client request,  we may vote  proxies for that client in a particular  manner  overall, such as union or labor sensitive.

To  ensure  that  voting  responsibilities  are  met,  the CCO  has  established operational procedures to spot check client proxies against client holdings. The procedures  are also intended to ensure that proxies are voted  consistent  with voting guidelines,  that the best proxy analysis is used for each issue, and all votes are recorded and  justified.  Any variance from stated policy is carefully noted, including the reason for the variance.

We  maintain  proxy  voting  records  for all  accounts  and make these  records available to clients at their request.

--------------------------------------------------------------------------------
I    External Auditor
--------------------------------------------------------------------------------

A.   Auditors

Vote for proposals to ratify  auditors,  unless there is a reason to believe the auditing firm has a financial  interest in or  association  with the company and is,  therefore,  not independent;  or there is reason to believe the auditor has rendered an opinion that is neither  accurate nor  indicative  of the  company's financial position.

                                       69

--------------------------------------------------------------------------------
II   Board of Directors
--------------------------------------------------------------------------------

A.   Director Nominees

     Votes on director  nominees are evaluated  based on the following  criteria
     (and any others that may be deemed relevant to KC):

     o    Long  term  corporate   performance   record  based  on  increases  in
          shareholder wealth, earnings, financial strength
     o    Executive Compensation
     o    Director Compensation
     o    Corporate Governance Provisions and Takeover Activity
     o    Criminal Activity
     o    Investment in the Company
     o    Interlocking Directorships
     o    Inside, Outside, and Independent Directors
     o    Board Composition
     o    Number of Other Board Seats
     o    Any problems or issues that arose on Other Board assignments
     o    Support of majority-supported shareholder proposals.

B.   Director Indemnification and Liability Protection

     1.   Proposals   concerning   director  and  officer   indemnification  and
          liability  protection  are  normally  voted  in  accordance  with  the proposal.

     2.   Vote against  proposals to limit or eliminate  entirely the  liability for monetary  damages of directors and officers for violating the duty of care.

     3.   Vote against  indemnification  proposals  that would  expand  coverage beyond  just legal  expenses  to acts like  negligence,  that are more serious violations of fiduciary obligation than mere carelessness.

     4.   Vote for only those  proposals  providing  such  expanded  coverage on cases when a director's or officer's  legal  defense was  unsuccessful if:  (i) the  director  was found to have acted in good faith and in a manner that he  reasonably  believed  was in the best  interest of the company,  and  (ii) if only the  director's  legal  expenses  would be covered.

C.   Director Duties and Stakeholder Laws

     Vote  against  management  or  shareholder  proposals to allow the board of directors to consider the interests of "stakeholders"  or  "non-shareholder constituents," unless these

                                       70

     proposals  make it clear that these  interests  are to be considered in the context of the prevailing commitment to shareholders.

D.   Director Nominations

     Vote  for  shareholder   proposals   asking  that  management  allow  large
     shareholders  equal  access to  management's  proxy to discuss and evaluate management's director nominees,  and/or to nominate and discuss shareholder nominees to the board.

E.   Inside Versus Independent Directors

     1.   Shareholder proposals asking that boards be comprised of a majority of independent  directors  are  normally  voted  in  accordance  with the proposal.

     2.   Vote for shareholder  proposals asking that board audit,  compensation and/or nominating  committees be comprised  exclusively of independent directors.

F.   Stock Ownership Requirements

     Vote against  shareholder  proposals  requiring  directors to own a minimum amount of company stock in order to qualify as a director,  or to remain on the board.

G.   Term of Office

     Vote against proposals to limit the tenure of outside directors.

--------------------------------------------------------------------------------
III  Proxy Contests and Corporate Defenses
--------------------------------------------------------------------------------

A.   Proxy Contests for Board Seats

     All votes in a  contested  election  of  directors  are  normally  voted in accordance with the majority.

B.   Classified Boards

     1.   Vote against proposals to classify the board.

     2.   Vote for  proposals  to repeal a  classified  board,  and to elect all directors annually.

C.   Cumulative Voting

     1.   Vote for  proposals  to permit  cumulative  voting in the  election of directors.

     2.   Vote against proposals to eliminate  cumulative voting in the election of directors.

                                       71

D.   Director Nominations

     Vote  against  management  proposals  to  limit  shareholders'  ability  to nominate directors.

E.   Shareholders' Right to Call Special Meetings

     1.   Vote   against   management   proposals   to   restrict   or  prohibit
          shareholders' ability to call special meetings.

     2.   Vote for shareholder  proposals that remove  restrictions on the right of shareholders to act independently of management.

F.   Shareholder Action by Written Consent

     1.   Vote   against   management   proposals   to   restrict   or  prohibit
          shareholders' ability to take action by written consent.

     2.   Vote for  shareholder  proposals  to allow or make easier  shareholder action by written consent.

G.   Size of the Board

     1.   Vote for proposals that seek to fix the size of the Board.

     2.   Vote against management  proposals that give management the ability to alter the size of the Board without shareholder approval.

H.   Shareholders' Ability to Remove Directors

1.   Vote against proposals that state directors may be removed only for cause.

2.   Vote for proposals to restore  shareholder ability to remove directors with or without cause.

3.   Vote against  proposals  that provide that only  continuing  directors  may elect replacements to fill board vacancies.

4.   Vote for  proposals  that permit  shareholders  to elect  directors to fill board vacancies.

--------------------------------------------------------------------------------
IV   Tender  Offers and Corporate Defenses
--------------------------------------------------------------------------------

A.   Fair Price Provisions

                                       72

     1.   Vote for management proposals to adopt a fair price provision, as long as the shareholder  vote  requirement  imbedded in the provision is no more than a majority of the disinterested shares.

     2.   Vote  for  shareholder   proposals  to  lower  the  shareholder   vote
          requirements imbedded in existing fair price provisions.

B.   Greenmail

     1.   Vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

     2.   Vote in  accordance  with the on each  individual  proposal  regarding anti-greenmail  proposals  when they are bundled with other charter or bylaw amendments.

     3.   Vote  on a  case-by-case  basis  regarding  restructuring  plans  that involve the payment of pale greenmail.

C.   Poison Pills

     1.   Vote for shareholder proposals asking that a company submit its poison pill for shareholder ratification.

     2.   Shareholder  proposals to redeem a company's  poison pill are normally voted in accordance with the proposal.

     3.   Management  proposals  to ratify a poison pill are  normally  voted in accordance with the on each individual proposal.

D.   Stakeholder Provisions

     Vote  against   management   proposals   allowing  the  board  to  consider
     stakeholders' (outside constituencies')  interests when faced with a tender offer.

E.   Super-majority Vote Requirement to Approve Mergers

     1.   Vote  for   shareholder   proposals  to  lower   super-majority   vote
          requirements for mergers and other business combinations.

     2.   Vote  against   management   proposals  to  require  a  super-majority
          shareholders'  vote to approve mergers and other significant  business combinations.

F.   Super-majority Shareholder Vote Requirements to Amend Charter or Bylaws

                                       73

     1.   Vote  for   shareholder   proposals  to  lower   super-majority   vote
          requirements to amend any bylaw or charter provision.

     2.   Vote against management  proposals to require a super-majority vote to amend any bylaw or charter provision.

G.   Unequal Voting Rights

     Vote  against  proposals  for dual  class  exchange  offers  and dual class recapitalizations.

H.   Existing Dual Class Companies

     1.   Vote  for  shareholder  proposals  asking  that a  company  report  to shareholders  on  the  financial  impact  of  its  dual  class  voting structure.

     2.   Vote for shareholder  proposals  asking that a company submit its dual class voting structure for shareholder ratification.

I.   White Squire Placements

     Vote for shareholder proposals to require approval of blank check preferred stock issues for other than general  corporation  purposes.  (e.g.  raising capital or making acquisitions in the normal course of business).

--------------------------------------------------------------------------------
V    Miscellaneous Corporate Governance Provisions
--------------------------------------------------------------------------------

A.   Abstention Votes

     Vote for shareholder proposals  recommending that votes to "abstain" not be considered  votes  "cast" at an  annual or  special  meeting,  unless  that consideration is required by state law.

B.   Annual Meetings

     1.   Vote for  management  proposals  asking for  authority  to vote at the meeting  for  "other  matters"  not  already  described  in the  proxy statement  unless  there is a reason  to  believe  the  other  matters involve substantive issues.

     2.   Vote  against  shareholder  proposals  to rotate  the time or place of annual meetings.

C.   Confidential Voting and Independent Tabulation and Inspections

     Vote for  proposals  to adopt a policy  that  comprises  both  confidential voting and the use of independent vote tabulators of elections.

                                       74

D.   Equal Access

     Vote for shareholder  proposals to allow significant  company  shareholders equal  access to  management's  proxy  material  in order to  evaluate  and propose voting  recommendations  on proxy proposals and director  nominees, and/or to nominate their own candidates to the board.

E.   Bundled Proposals

     Bundled or  "conditioned"  proxy proposals are normally voted in accordance with ADP analysis and  recommendation on each individual  proposal.  (e.g., management  proposals to provide  shareholders a special  dividend that are bundled with other charter or bylaw changes).

F.   Shareholder Advisory Committee

     1.   Shareholder proposals to establish shareholder advisory committees are normally voted in accordance with the proposal.

     2.   Decisions on whether or not to join a shareholder  advisory  committee are normally voted in accordance with the proposal.

G.   Disclosure Proposals

     Shareholder  proposals  requesting  fuller  disclosure of company policies, plans or business  practices  are  normally  voted in  accordance  with the proposal.

H.   Conflict of Interest

     When  facing  conflicts  between our  interests  and the  interests  of our clients,  KCwill always act in the best interests of its clients.  In proxy voting matters,  conflicts of interest can arise in many ways. For example, a proxy issue could arise for one of our public clients that we also own in one or more client accounts.  Or, a potential client battling a contentious shareholder  proposal  may ask for our vote in exchange  for granting us an investment  mandate. In these cases and other potential conflict scenarios,
     KCmust  exercise   caution  to  ensure  our  clients'   interests  are  not
     compromised.

     We believe a  reasonable  process to screen for  potential  conflicts  that could influence our proxy voting is as follows:

          (i)  identify  any  situation  where  we do  not  intend  to  vote  in accordance with our normal policy on any issue;

                                       75

          (ii) determine who is directing (portfolio manager, client, etc) us to vote contrary to our normal policy;

          (iii) review and analyze for  potential  conflict  issues  (e.g.,  may require PM to  disclose  any  relationship  with the issuer via a written questionnaire);

          (iv) CCO to review  request to vote contrary to policy,  and potential conflict if any, prior to voting, and will make final decision.

          (v)  pursuant  to the  request of the Board of  Trustees of the Quaker
               Trust,  KC will  report  to the Board any  conflict  of  interest matter and how the CCO resolved it.

     The CCO will be  responsible  for  implementing  and  following  the  above process,  and  has  the  flexibility  to use  its  reasonable  judgment  in determining which steps are necessary under each set of circumstances.

--------------------------------------------------------------------------------
VI   Capital Structure
--------------------------------------------------------------------------------

A.   Common Stock Authorization

     1.   Proposals  to increase  the number of shares of common stock the board is  authorized  to issue are  normally  voted in  accordance  with the proposal.

     2.   Proposals to increase the number of shares of common stock  authorized for issue are normally voted in accordance with the proposal.

     3.   Vote  against  proposed  common  share  authorizations  that  increase existing  authorization  by more than 100 percent  unless a clear need for the excess shares is presented by the company.

B.   Stock Distributions: Splits and Dividends

     Vote for management  proposals to increase common share authorization for a stock split,  provided that the increase in authorized shares following the split is not greater than 100 percent of existing authorized shares.

C.   Reverse Stock Splits

     Vote for management  proposals to implement a reverse stock split that also reduce  the  number of  authorized  common  shares to a level that does not represent  an  increase  of more than 100  percent of  existing  authorized common shares.

D.   Blank Check Preferred Stock

                                       76

     1.   Vote  against  management  proposals  authorizing  the creation of new classes of preferred  stock which have  unspecified  rights  including voting, conversion or dividend distribution rights.

     2.   Management  proposals to increase the number of authorized blank check preferred shares are normally voted in accordance with the proposal.

     3.   Vote for  shareholder  proposals  asking that any  placement  of blank check  preferred stock be first approved by  shareholders,  unless the placement is for ordinary business purposes.

     4.   Vote for proposals to create "blank  check"  preferred  stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

E.   Adjustments to Par Value of Common Stock

     Vote for management proposals to reduce the par value of common stock.

F.   Preemptive Rights

     Proposals to provide shareholders with preemptive rights are normally voted in accordance with the proposal.

G.   Debt Restructuring

     Proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are normally voted in accordance with the proposal.

H.   Share Repurchase Programs

     Vote for management  proposals to institute  open-market  share  repurchase plans in which all shareholders may participate on equal terms.

--------------------------------------------------------------------------------
VII  Executive Compensation/Employee Consideration
--------------------------------------------------------------------------------

A.   Incentive Plans

     All proposals on incentive  compensation plans (including option plans) for executives  and  directors  are  normally  voted  in  accordance  with  the proposal.  The evaluation is based on the following criteria (and any other that may be deemed relevant by Knott Capital):

     o    Necessity
     o    Reasonableness Test
     o    Participation

                                       77

     o    Dilution
     o    Shares Available
     o    Exercise and Payment Terms
     o    Change-in-Control Provisions
     o    Types of Awards
     o    Company specific dilution cap calculated
     o    Present  Value  of  all  incentives,   derivative  awards,  cash/bonus
          compensation
     o    Shareholder  wealth transfer  (dollar amount of  shareholders'  equity paid to its executives)
     o    Voting power dilution - Potential percent reduction in relative voting power
     o    Criteria for awarding grants
     o    Process for determining pay levels

B.   Shareholder Proposals to Limit Executive and Director Compensation

     1.   Generally,   vote  for  shareholder  proposals  that  seek  additional
          disclosure of executive and director compensation information.

     2.   All  other  shareholder  proposals  that seek to limit  executive  and director  compensation  are  normally  voted  in  accordance  with the proposal.

C.   Golden Parachutes

     1.   Vote for  shareholder  proposals  to have  golden  and tin  parachutes submitted for shareholder ratification.

     2.   Proposals to ratify or cancel  golden or tin  parachutes  are normally voted in accordance with the proposal.

D.   Employee Stock Ownership Plans (ESOP)

     1.   Vote  for  proposals  requesting  shareholder  approval  to  implement
          Employee Stock  Ownership  Plans,  or increase  authorized  shares for existing  Employee  Stock  Ownership  Plans  except when the number of shares  allocated  to the ESOP is excessive  (i.e.  greater than 5% of outstanding shares).

     2.   Votes  directly  pertaining  to the approval of an ESOP or a leveraged
          ESOP  are  normally  voted  in  accordance  with  the  proposal.   Our
          evaluation is based on the following  criteria (and any other that may be deemed relevant):

     o    Reasonableness Test
     o    Participation
     o    Administration

                                       78

     o    Shares Available
     o    Exercise and Payment Terms
     o    Change-in-Control Provisions
     o    Types of Awards
     o    Dilution

E.   401(k) Employee Benefit Plans

     Vote for proposals to implement a 401(k) savings plan for employees.

F.   Discounted Options/Restricted Stock

     Vote against  discounted  options and restricted stock without  performance criteria (except  restricted stock in U.S.-style stock option plans,  which are normally voted in accordance with the proposal.)

G.   Pension Fund Credits

     Vote for  proposals  that exclude  pension fund credits from  earnings when calculating  executive  compensation.  In addition,  vote against proposals that include  pension fund credits in earnings when  calculating  executive compensation.

--------------------------------------------------------------------------------
VIII State of Incorporation
--------------------------------------------------------------------------------

A.   Re-Incorporation Proposals

     Proposals to change a  corporation's  state of  incorporation  are normally voted in accordance with the proposal.

B.   State Takeover Statutes

     Proposals  to opt in or opt out of state  takeover  statutes  are  normally voted in accordance with the proposal.

C.   State Fair Price Provisions

     Proposals to opt out of S.F.P's are normally  voted in accordance  with the proposal.

D.   Stakeholder Laws

     Vote for proposals to opt out of stakeholder  laws  (allowing  directors to weigh the interest of constituencies other than shareholders in the process of corporate decision making).

E.   Disgorgement Provisions

                                       79

     Proposals  to opt out of  disgorgement  provisions  are  normally  voted in accordance with the proposal.

--------------------------------------------------------------------------------
IX   Mergers and Corporate Restructurings
--------------------------------------------------------------------------------

A.   Mergers and Acquisitions

     Votes on mergers and acquisitions are normally voted in accordance with the proposal. The voting decision depends on a number of factors, including:

     o    Anticipated financial and operating benefits
     o    Offer price (cost vs. premium)
     o    Prospects of the combined companies
     o    How the deal was negotiated
     o    Changes in corporate governance and their impact on shareholder rights
     o    Other pertinent factors discussed below.

B.   Corporate Restructurings

     Votes on corporate restructuring proposals, including minority squeezeouts, leveraged  buyouts,  spin-offs,  liquidations and asset sales, are normally voted in accordance with the proposal.

C.   Spin-Offs

     Votes on spin-offs  are normally  voted in  accordance  with the  proposal, considering

     o    The tax and regulatory advantages
     o    Planned use of the sale proceeds
     o    Market focus
     o    Managerial incentives.

D.   Asset Sales

     Votes on asset sales are normally  voted in  accordance  with the proposal,
     Considering:

     o    The impact on the balance sheet/working capital
     o    The value received for the asset
     o    The potential elimination of diseconomies.

E.   Liquidations

     Votes on liquidations normally voted in accordance with the proposal, after reviewing :

     o    Management's efforts to pursue other alternatives

                                       80

     o    The appraisal value of the assets
     o    The compensation plan for executives managing the liquidation.

F.   Rights of Appraisal

     Vote for shareholder proposals to provide rights of appraisal to dissenting shareholders.

G.   Changing Corporate Name

     Vote for changing the corporate name.

--------------------------------------------------------------------------------
X    Social Issues Proposals
--------------------------------------------------------------------------------

A.   Social Issues Proposals

     Vote to abstain on social issue proposals, unless the proposal is likely to affect  shareholder value. If so, the issue is normally voted in accordance with the proposal,  which is based on expected effect on shareholder value, and then voted accordingly.

     Generally, vote for disclosure reports that seek additional information.

--------------------------------------------------------------------------------
XI   Proxies Not Voted
--------------------------------------------------------------------------------

A.   Shares Out on Loan

     Proxies are not  available  to be voted when shares are out on loan through client securities lending programs with their custodians.

B.   Share-Blocking

     Proxies  are not  voted for  countries  with  "share-blocking",  generally, voting  would  restrict  ability to sell shares.  A list of countries  with
     "share-blocking" is available upon request.

C.   Other

     There may be circumstances,  such as costs or other factors, where KC would in its reasonable discretion refrain from voting proxy shares.

                                       81

                            SECTORAL ASSET MANAGEMENT
                      PROXY VOTING POLICIES AND PROCEDURES

I.   Introduction
Rule  206(4)-6  under the  Investment  Advisers  Act of 1940,  as  amended  (the
"Advisers  Act")  requires  an  adviser  with  voting  responsibilities  for its client's securities to comply with the following responsibilities:

          1.   Policies must be in writing;

          2.   Policies  must  describe  how  the  adviser  addresses   material
               conflicts  between its interests and the interests of the clients with respect to proxy voting;

          3.   Policies must describe how the adviser  resolves those  conflicts in the interest of clients;

          4.   An  adviser  must   disclose  to  clients  how  they  can  obtain
               information  from the  adviser  on how the  adviser  voted  their proxies;  however,  a  client  is only  entitled  to know how the adviser  voted  that  client's  proxies  and not  those  of other clients;

          5.   An adviser must  describe its proxy voting  procedures to clients and furnish clients a copy of the voting procedures upon request;
               and

          6.   An adviser must keep the  following  records for five years,  the first two years in an appropriate office of the adviser:

               a.   Copies of its proxy voting policies and procedures;

               b.   Copies of each proxy statement received;

               c.   Records of votes cast;

               d.   Records  of all  communications  received  whether  oral  or written;

               e.   Internal  documents created that were material to the voting decision; and

               f.   A record of each  client  request for proxy  voting  records
                    (including  the date of the request,  the name of the client and date of the response) and the advisers response.

          7.   An  adviser  must  take  steps  that  are  reasonable  under  the circumstances  to verify that it has  actually  received  all the proxies for which it has voting authority;

          8.   In voting  proxies,  an adviser must act  prudently and solely in the interest of clients.

II.  Proxy Voting Authority
Unless  otherwise   specifically  directed  by  a  client  in  writing,  we  are responsible  for the voting of all proxies  related to securities that we manage on behalf of our clients.  Any  directions  from clients to the contrary must be provided in writing.

1.   Statements of policies and procedures

     A. Policy  Statement.  The Advisers  Act requires us, at all times,  to act solely in the best interest of our clients. We have adopted and implemented these Proxy Voting  Policies and Procedures  that we believe are reasonably designed to ensure that proxies are voted in the best  interest of clients, in  accordance  with our  fiduciary  duties  and Rule  206(4)-6  under  the
     Advisers Act.

                                       82

     We have established  these Proxy Voting Policies and Procedures in a manner that is  generally  intended  to support  the  ability of  management  of a company  soliciting  proxies to run its business in a responsible  and cost effective  manner while staying  focused on maximizing  shareholder  value.
     Accordingly,  we generally  vote proxies in  accordance  with  management's recommendations.  This  reflects the basic  investment  criteria  that good management is shareholder focused.  However, all proxy votes are ultimately cast on a case-by-case  basis,  taking into account the foregoing principal and all other relevant facts and circumstances at the time of the vote. For this reason,  consistent with our fiduciary duty to ensure that proxies are voted in the best  interest of our  clients,  we may from time to time vote proxies against management's recommendations.

     B. Conflicts of Interest.

     We have  established the following  policies to prevent the occurrence of a conflict of interest:

          1.   We do not  manage  any  pension  plan of  companies  in  which we invest.

          2.   Neither  we nor our  affiliates  offer  any other  services  than investment advisory.

          3.   Our  officers do not  participate  on the board of any company in which we could invest (i.e.,  in the healthcare or  biotechnology industry).  Insofar as one of our external  directors is a member of a board of a company  in our  universe,  we will not invest in that company.

          4.   We offer the option to our clients to vote or not their proxies.

          5.   As described  below we have  delegated  at our expense  voting of proxies to a third party.

          6.   If a client wishes to intervene in the proxy voting process, they are free to do so.

     Although we believe the above measures will largely  prevent the occurrence of material  conflicts of interest,  we acknowledge that other conflicts of interest  may arise from time to time and we take  additional  measures  to address  those  conflicts.  Specifically,  we review  proxies to assess the extent,  if any,  to which  there may be a material  conflict  between  the interests  of  our  clients  and  our  interests  (including  those  of our affiliates,  directors,  officers,  employees  and other  similar  persons)
     (referred  to  hereafter  as  a  "potential  conflict").  We  perform  this assessment  on a  proposal-by-proposal  basis.  A potential  conflict  with respect to one  proposal  in a proxy  shall not  indicate  that a potential conflict  exists with  respect to any other  proposal in such proxy.  If we determine that a potential conflict may exist, we shall promptly report the matter to Jerome Pfund (the "Compliance  Officer").  The Compliance Officer
     shall  determine  whether a potential  conflict exists and is authorized to resolve  any such  conflict  in a  manner  that is in the  collective  best interests  of our clients  (excluding  any client that may have a potential conflict). Without limiting the generality of the foregoing, the Compliance
     Officer may  determine  that we resolve a potential  conflict in any of the following manners:

          1.   If the proposal  that is the subject of the proposed  conflict is
               specifically   addressed  in  these  Proxy  Voting  Policies  and
               Procedures,  we may  vote  the  proxy  in  accordance  with  such
               pre-determined  policies  and  guidelines,   provided  that  such
               pre-determined policy involves little discretion on our part;

          2.   We may disclose the potential  conflict to our clients and obtain the  consent of a majority  in  interest  of our  clients  before voting in the manner  approved  by a majority  in interest of our clients;

          3.   We may engage an  independent  third-party  to determine  how the proxy should be voted; or

          We  use  commercially   reasonable  efforts  to  determine  whether  a
          potential  conflict  may  exists,  and a potential  conflict  shall be deemed  to exist if and only if one or more of our  senior  investment staff  actually knew or reasonably  should have known of the potential conflict.

          C.   Limitations on Our Responsibilities.

                                       83

          1.   Limited  Value.  We may abstain  from voting a client proxy if we conclude  that the effect on client's  economic  interests or the
               value   of   the   portfolio   holding   is   indeterminable   or
               insignificant.

          2.   Unjustifiable  Costs.  We may abstain  from voting a client proxy for cost reasons (e.g.,  costs  associated with voting proxies of
               non-U.S. securities). In accordance with our fiduciary duties, we will  weigh the  costs and  benefits  of voting  proxy  proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent.  Our decision  will take into  account the effect that the vote of our clients,  either by itself  or  together  with  other  votes,  is expected  to have on the  value of our  client's  investment  and whether this expected effect would outweigh the cost of voting.

          3.   Special Client Considerations.

               a)   Client Guidelines.  We vote a client's proxies in accordance with the client's investment guidelines.

               b)   Mutual Funds. We vote proxies of our mutual fund clients, if
                    any,   subject   to   the   funds'   applicable   investment
                    restrictions.

               c)   ERISA  Accounts.  We vote proxies of our ERISA  clients,  if any, in accordance with our duty of loyalty and prudence, in compliance with the plan  documents,  as well as our duty to avoid prohibited transactions.

          4.   Shareblocking.   Shareblocking   occurs  when   certain   foreign
               countries   "freeze"   company   shares   from   trading  at  the
               custodian/sub-custodian  level in order to vote proxies  relating to those  shares.  In markets  where  shareblocking  occurs,  the custodian or sub-custodian of the client's account  automatically freezes  shares prior to a shareholder  meeting until a proxy has been voted.  Shareblocking  typically takes place between one and fifteen (15) days before the  shareholder  meeting,  depending on the market. In markets where  shareblocking  applies,  there is a potential for a pending trade to fail if trade  settlement  takes place during the blocking period.  Depending upon market practice and regulations,  shares can sometimes be unblocked, allowing the trade to settle  but  negating  the  proxy  vote.  Our  policy is generally to vote all shares in shareblocking  countries  unless, in our experience, trade settlement would be unduly restricted.

          5.   Securities  on  Loan.  Generally,  voting  rights  pass  with the securities  on loan;  however,  lending  agreements  may give the lender  the  right  to  terminate  the  loan  and  recall  loaned securities provided sufficient notice is provided to the client's custodian bank in advance of the voting deadline. To the extent a client loans  securities  consistent with its guidelines,  we are not required to vote  securities on loan unless we have knowledge of a material  voting  event  that could  affect the value of the loaned securities. In this event, we may, in our sole discretion, instruct  the  custodian  to call back the loaned  securities  in order to cast a vote at the upcoming shareholder meeting.

          6.   Client  Direction.  Unless  otherwise  directed  by a  client  in writing,  we are  responsible  for voting all proxies  related to securities that we manage for clients.  A client may from time to time  direct us in  writing to vote  proxies in a manner  that is different  from the  guidelines  set forth in these Proxy  Voting
               Policies  and  Procedures.   We  will  follow  any  such  written
               direction   for  proxies   after  our  receipt  of  such  written
               direction.

          D. Disclosure. A client for whom we are responsible for voting proxies may obtain  information  from us  regarding  how we voted the client's proxies. Clients should contact their portfolio manager to make such a request.

                                       84

          E. Review and  Changes.  We shall from time to time review these Proxy
          Voting  Policies and  Procedures  and may adopt changes based upon our experience, evolving industry practices and developments in applicable laws and regulations. Unless otherwise agreed to with a client, we may change these Proxy Voting  Policies and  Procedures  from time to time without  notice to, or approval by, any client.  Clients may request a current version of our Proxy Voting Policies and Procedures from their portfolio manager.

          F. Delegation. As described in Item 5 below, we have delegated certain
          of  our  responsibilities   under  these  Proxy  Voting  Policies  and
          Procedures  to  a  third  party,  Institutional  Shareholder  Services
          ("ISS"),   but  we  have  retained   final   authority  and  fiduciary
          responsibility  for proxy voting and we will monitor ISS's  compliance with these Proxy Voting Policies and Procedures.

IV.  Administration of Policies and Procedures

A. Compliance  Officer.  The Compliance  Officer is responsible for establishing positions with respect to corporate governance and other proxy issues, including those  involving  social  responsibility  issues.  The  Compliance  Officer also reviews  questions  and  responds  to  inquiries  from  clients  and mutual fund shareholders pertaining to proxy issues of corporate  responsibility.  While the
Compliance  Officer  sets  voting  guidelines  and serves as a resource  for our portfolio management,  he does not have proxy voting authority for any fund. The ultimate responsibility for proxy voting stays with the Chief Investment Officer

B. Investment Support Group. The Investment  Support Group ("Investment  Support
Group") of ISS is responsible for  administering the proxy voting process as set forth in the Policies and  Procedures.  ISS shall be responsible  for analyzing, voting and keeping  records of all proxy ballots on our behalf under the contact entered into between Fairvest and Sectoral Asset Management on July 3, 2003. ISS
shall vote in accordance with the guidelines agreed upon between ISS and us.

C. Proxy Administrator.  The Investment Support Group of ISS will assign a Proxy
Administrator ("Proxy  Administrator") who will be responsible for ensuring that all meeting notices are reviewed and important proxy matters are communicated to the portfolio managers for consideration.

V.   How Proxies are Reviewed, Processed and Voted

In order to  facilitate  the proxy voting  process,  we have  retained ISS as an expert in the proxy voting and corporate  governance  area.  ISS  specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as  vote  execution,  reporting,  auditing  and  consulting  assistance  for the
handling  of  proxy  voting  responsibility  and  corporate   governance-related
efforts.  While we rely upon ISS  research  in  establishing  our  proxy  voting guidelines, and many of our guidelines are consistent with ISS positions, we may deviate from ISS  recommendations  on general  policy  issues or specific  proxy proposals. A summary of the proxy voting guidelines,  prepared by ISS and agreed upon by us, is available to our clients on request.

1.   Vote  Execution and  Monitoring of Voting  Process.  Once the vote has been determined,  the Proxy Administrator enters votes electronically into ISS's
     ProxyMaster  system.  ISS then  transmits  the votes to the proxy agents or custodian banks and sends electronic confirmation to us indicating that the votes were successfully transmitted.

     On a daily basis, the Proxy Administrator queries the ProxyMaster system to determine  newly  announced  meetings and meetings not yet voted.  When the date of the stockholders'  meeting is approaching,  the Proxy Administrator contacts  the  applicable  portfolio  manager if the vote for a  particular client  or Fund has not yet  been  recorded  in the  computer  system.  The custodians of the clients who have delegated the proxy voting  authority to us shall forward all ballots to ISS. To ensure that the custodians  forward all  ballots to ISS,  we shall send a holdings  report to ISS at the end of every month.  ISS shall analyze each matter coming up for shareholder  vote and shall  decide and vote on the same.  We can view this  decision  via an electronic  link to ISS.  If a  portfolio  manager  wishes to change a vote already  submitted,  the portfolio  manager may do so up until the deadline for vote submission,  which varies depending on the company's domicile. ISS shall also keep a record of all proxies voted on our behalf.

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B.   Monitoring and Resolving Conflicts of Interest. We are also responsible for monitoring and resolving  possible material conflicts between our interests and those of our clients with respect to proxy voting.  Application  of our guidelines  to vote clients  proxies  should in most  instances  adequately address any possible  conflicts of interest since our voting guidelines are pre-determined by us using  recommendations  from ISS, an independent third party. However, for proxy votes inconsistent with our guidelines,  together with the Proxy Administrator,  we will review all such proxy votes in order to determine  whether the  portfolio  manager's  voting  rationale  appears reasonable.  We also assesses  whether any business or other  relationships between us and a portfolio  company could have  influenced an  inconsistent vote on that company's proxy. Issues raising possible conflicts of interest are  referred  by the Proxy  Administrator  to the  Compliance  Officer for
     immediate resolution.

VI.  Reporting and Record Retention

Vote  Summary  Reports  will be  generated  for each client that  requests us to furnish proxy voting  records.  The report  specifies  the portfolio  companies, meeting dates,  proxy  proposals,  and votes which have been cast for the client during the period and the  position  taken with  respect to each issue.  Reports normally  cover  quarterly  or annual  periods.  All client  requests  for proxy information will be recorded and fulfilled by the Proxy Administrator.

The Adviser retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company's  management,  and  documentation on shares voted differently.  In addition,  any document material to a proxy voting decision such as our voting guidelines,  and other internal research relating to voting  decisions will be kept.  Proxy  statements  received from issuers (other than those which are  available on the SEC's EDGAR  database) are kept by ISS in its capacity as voting agent and are available  upon  request.  All proxy voting materials and supporting documentation are retained for six years.

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